UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Nasdaq Composite Index Tracking Stock

February 29, 2012

1.814342.107

ETF-QTLY-0412

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 16.5%
Auto Components - 0.2%
Amerigon, Inc. (a)	1,201	$ 17,679
Ballard Power Systems, Inc. (a)	5,238	7,939
China Automotive Systems, Inc. (a)(d)	1,041	6,714
China XD Plastics Co. Ltd. (a)	1,600	8,144
Dorman Products, Inc. (a)	867	39,370
Exide Technologies (a)	3,137	9,317
Federal-Mogul Corp. Class A (a)	4,086	70,320
Fuel Systems Solutions, Inc. (a)	840	21,756
Gentex Corp.	5,786	136,839
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	389	360
Shiloh Industries, Inc.	848	7,632
SORL Auto Parts, Inc. (a)	753	2,402
Spartan Motors, Inc.	1,724	9,844
		338,316
Automobiles - 0.1%
Kandi Technologies Corp. (a)(d)	1,312	4,408
Tesla Motors, Inc. (a)(d)	4,293	143,429
		147,837
Distributors - 0.1%
Core-Mark Holding Co., Inc.	501	20,080
LKQ Corp. (a)	5,990	190,841
Pool Corp.	2,054	74,766
VOXX International Corp. (a)	1,612	20,617
Weyco Group, Inc.	640	14,938
		321,242
Diversified Consumer Services - 0.4%
American Public Education, Inc. (a)	838	32,816
Apollo Group, Inc. Class A (non-vtg.) (a)	5,420	231,109
Archipelago Learning, Inc. (a)	1,122	10,255
Ascent Capital Group, Inc. (a)	533	26,245
Cambium Learning Group, Inc. (a)	1,516	4,366
Capella Education Co. (a)	742	28,790
Career Education Corp. (a)	3,544	30,549
ChinaCast Education Corp. (a)	1,493	8,212
Coinstar, Inc. (a)	1,366	79,542
Corinthian Colleges, Inc. (a)	3,558	15,975
Education Management Corp. (a)	5,390	97,397
Grand Canyon Education, Inc. (a)	1,872	32,030
Learning Tree International, Inc. (a)	1,046	6,056
Lincoln Educational Services Corp.	1,130	9,560
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Matthews International Corp. Class A	1,408	$ 43,676
National American University Holdings, Inc.	793	5,480
Princeton Review, Inc. (a)	1,206	133
School Specialty, Inc. (a)	800	2,560
Steiner Leisure Ltd. (a)	672	33,627
Stewart Enterprises, Inc. Class A	4,438	27,604
Strayer Education, Inc.	489	50,316
		776,298
Hotels, Restaurants & Leisure - 2.2%
AFC Enterprises, Inc. (a)	1,105	17,669
Ambassadors Group, Inc.	1,051	5,539
Ameristar Casinos, Inc.	1,264	25,078
Asia Entertainment & Resources Ltd.	1,600	10,192
Benihana, Inc.	418	4,343
BJ's Restaurants, Inc. (a)	1,280	63,552
Bob Evans Farms, Inc.	1,424	52,403
Bravo Brio Restaurant Group, Inc. (a)	533	10,276
Buffalo Wild Wings, Inc. (a)	678	58,640
Caesars Entertainment Corp. (d)	4,970	56,260
Caribou Coffee Co., Inc. (a)	678	11,241
Carrols Restaurant Group, Inc. (a)	736	8,744
Century Casinos, Inc. (a)	1,121	3,139
China Lodging Group Ltd. ADR (a)(d)	960	15,178
Churchill Downs, Inc.	861	44,944
Cosi, Inc. (a)	3,046	3,168
Cracker Barrel Old Country Store, Inc.	950	52,887
Ctrip.com International Ltd. sponsored ADR (a)(d)	6,104	167,066
Denny's Corp. (a)	5,857	24,307
Dunkin' Brands Group, Inc. (a)	5,018	145,723
Einstein Noah Restaurant Group, Inc.	854	11,982
eLong, Inc. sponsored ADR (a)	921	14,561
Empire Resorts, Inc. (a)	634	1,851
Gaming Partners International Corp.	432	2,955
Great Wolf Resorts, Inc. (a)	1,766	7,152
Home Inns & Hotels Management, Inc. sponsored ADR (a)	1,173	35,999
Icahn Enterprises LP	4,120	173,164
International Speedway Corp. Class A	1,150	28,934
Interval Leisure Group, Inc. (a)	2,086	28,140
Isle of Capri Casinos, Inc. (a)	1,398	8,877
Jack in the Box, Inc. (a)	2,126	50,705
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Jamba, Inc. (a)	2,806	$ 5,949
Lakes Entertainment, Inc. (a)	1,361	2,668
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	7,581	95,748
Monarch Casino & Resort, Inc. (a)	1,041	10,910
Morgans Hotel Group Co. (a)	1,382	7,090
MTR Gaming Group, Inc. (a)	1,696	6,089
Multimedia Games Holdng Co., Inc. (a)	1,185	12,123
O'Charleys, Inc. (a)	1,089	10,792
P.F. Chang's China Bistro, Inc.	971	37,209
Panera Bread Co. Class A (a)	1,173	181,322
Papa John's International, Inc. (a)	1,173	43,589
Peet's Coffee & Tea, Inc. (a)	542	34,899
Penn National Gaming, Inc. (a)	3,229	137,394
Premier Exhibitions, Inc. (a)	1,633	4,001
Red Robin Gourmet Burgers, Inc. (a)	848	29,180
Rick's Cabaret International, Inc. (a)	582	5,471
Ruth's Hospitality Group, Inc. (a)	2,084	12,983
Scientific Games Corp. Class A (a)	4,150	43,617
Shuffle Master, Inc. (a)	2,305	33,653
Sonic Corp. (a)	2,448	20,220
Starbucks Corp.	30,938	1,502,349
Texas Roadhouse, Inc. Class A	2,827	47,296
The Cheesecake Factory, Inc. (a)	2,231	66,127
Town Sports International Holdings, Inc. (a)	1,233	12,700
Wendy's Co.	15,413	78,144
Wynn Resorts Ltd.	4,175	494,905
		4,081,097
Household Durables - 0.3%
Bassett Furniture Industries, Inc.	886	7,354
Cavco Industries, Inc. (a)	235	10,596
Deer Consumer Products, Inc. (d)	1,437	6,021
Dixie Group, Inc. (a)	545	2,333
Flexsteel Industries, Inc.	345	5,900
Garmin Ltd.	8,092	381,861
Helen of Troy Ltd. (a)	1,131	36,758
Hooker Furniture Corp.	843	10,124
iRobot Corp. (a)	987	25,188
Lifetime Brands, Inc.	576	6,728
SGOCO Technology Ltd. (a)	2,291	2,131
Skullcandy, Inc. (a)	900	12,708
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
SodaStream International Ltd. (a)(d)	866	$ 35,290
Stanley Furniture Co., Inc. (a)	1,270	4,293
Universal Electronics, Inc. (a)	715	13,985
Zagg, Inc. (a)(d)	1,526	16,023
		577,293
Internet & Catalog Retail - 3.5%
1-800-FLOWERS.com, Inc. Class A (a)	1,920	5,242
Amazon.com, Inc. (a)	18,906	3,397,219
Bidz.com, Inc. (a)	1,030	603
Blue Nile, Inc. (a)(d)	710	25,312
dELiA*s, Inc. (a)	1,313	1,392
Expedia, Inc.	5,173	176,141
Gaiam, Inc. Class A (a)	881	3,189
Geeknet, Inc. (a)	343	4,977
Groupon, Inc. Class A (a)(d)	26,284	518,189
HomeAway, Inc. (d)	3,233	85,610
HSN, Inc.	2,490	92,528
Liberty Media Corp. Interactive Series A (a)	23,800	446,488
MakeMyTrip Ltd. (a)(d)	1,475	33,940
Mecox Lane Ltd. ADR (a)	448	564
Netflix, Inc. (a)	2,302	254,900
NutriSystem, Inc.	1,456	16,409
Overstock.com, Inc. (a)	1,035	6,583
PetMed Express, Inc.	1,307	15,919
Priceline.com, Inc. (a)	2,062	1,292,915
Shutterfly, Inc. (a)	1,462	40,000
TripAdvisor, Inc. (a)	5,173	166,726
U.S. Auto Parts Network, Inc. (a)	1,297	6,290
ValueVision Media, Inc. Class A (a)	1,713	2,946
Vitacost.com, Inc. (a)	1,173	9,536
		6,603,618
Leisure Equipment & Products - 0.4%
Arctic Cat, Inc. (a)	468	17,213
Black Diamond, Inc. (a)	864	7,154
Hasbro, Inc.	5,396	190,587
JAKKS Pacific, Inc.	1,158	17,984
Mattel, Inc.	13,926	451,759
Smith & Wesson Holding Corp. (a)	2,334	12,207
Summer Infant, Inc. (a)	1,002	6,002
		702,906
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 6.2%
AirMedia Group, Inc. ADR (a)	2,227	$ 6,636
AMC Networks, Inc. Class A	2,346	106,485
Beasley Broadcast Group, Inc. Class A (a)	1,025	3,977
Bona Film Group Ltd. sponsored ADR (a)	426	2,317
Carmike Cinemas, Inc. (a)	640	4,819
Central European Media Enterprises Ltd. Class A (a)(d)	2,334	17,412
Charter Communications, Inc. Class A (a)	4,586	290,798
China Yida Holding Co. (a)	856	1,498
ChinaNet Online Holdings, Inc. (a)	746	776
Comcast Corp.:
Class A	86,756	2,548,891
Class A (special) (non-vtg.)	26,133	747,142
Crown Media Holdings, Inc. Class A (a)(d)	13,936	17,838
CTC Media, Inc.	6,416	70,191
Cumulus Media, Inc. Class A (a)(d)	4,045	13,915
Daily Journal Corp. (a)	42	3,197
DialGlobal, Inc. (a)(d)	2,360	5,782
Digital Generation, Inc. (a)	1,170	11,700
DIRECTV (a)	29,384	1,361,067
Discovery Communications, Inc. (a)	5,684	265,159
Discovery Communications, Inc.:
Class B (a)	385	17,937
Class C (non-vtg.) (a)	4,899	212,911
DISH Network Corp. Class A	8,696	253,662
DreamWorks Animation SKG, Inc. Class A (a)	3,147	54,317
Emmis Communications Corp. Class A (a)	9,184	6,704
Fisher Communications, Inc. (a)	400	11,468
Focus Media Holding Ltd. ADR (a)	4,980	120,815
Global Sources Ltd. (a)	1,833	9,770
Harris Interactive, Inc. (a)	2,902	2,525
Insignia Systems, Inc.	2,944	6,300
Knology, Inc. (a)	1,596	28,457
Lamar Advertising Co. Class A (a)	3,270	106,929
Liberty Global, Inc.:
Class A (a)	6,093	305,747
Class B (a)	385	18,311
Class C (a)	5,155	247,182
Liberty Media Corp. Capital Series A (a)	4,800	431,472
LodgeNet Entertainment Corp. (a)(d)	1,233	4,205
Madison Square Garden Co. Class A (a)	2,569	81,823
MDC Partners, Inc. Class A (sub. vtg.)	1,745	22,545
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Morningstar, Inc.	2,029	$ 121,476
National CineMedia, Inc.	2,240	35,638
Navarre Corp. (a)	1,553	2,640
New Frontier Media, Inc. (a)	1,553	1,910
News Corp.:
Class A	71,452	1,419,751
Class B	33,200	673,628
Nexstar Broadcasting Group, Inc. Class A (a)	1,438	11,864
Outdoor Channel Holdings, Inc.	1,068	7,529
Radio One, Inc. Class D (non-vtg.) (a)	5,918	5,681
ReachLocal, Inc. (a)	1,100	8,580
Rentrak Corp. (a)	518	10,764
RRSat Global Communications Network Ltd.	966	3,816
Salem Communications Corp. Class A (a)	748	1,967
Scholastic Corp.	1,219	37,265
Sinclair Broadcast Group, Inc. Class A	2,041	23,308
Sirius XM Radio, Inc. (a)	154,846	349,952
Spanish Broadcasting System, Inc. Class A (a)	172	750
SuperMedia, Inc. (a)	586	1,670
Value Line, Inc.	480	5,506
Viacom, Inc.:
Class A	2,133	114,179
Class B (non-vtg.)	20,804	990,686
Virgin Media, Inc.	12,578	316,966
VisionChina Media, Inc. ADR (a)	3,347	5,974
WPP PLC sponsored ADR	387	24,834
		11,599,014
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	4,899	433,610
Fred's, Inc. Class A	1,958	27,118
Gordmans Stores, Inc. (a)	875	13,274
Sears Holdings Corp. (a)(d)	4,450	309,987
The Bon-Ton Stores, Inc.	545	2,616
Tuesday Morning Corp. (a)	1,750	6,003
		792,608
Specialty Retail - 2.1%
America's Car Mart, Inc. (a)	528	23,554
Ascena Retail Group, Inc. (a)	3,296	127,226
bebe Stores, Inc.	3,738	33,492
Bed Bath & Beyond, Inc. (a)	10,109	603,912
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Big 5 Sporting Goods Corp.	1,110	$ 8,647
Body Central Corp. (a)	693	19,293
Books-A-Million, Inc. (d)	822	2,154
Cache, Inc. (a)	737	4,592
Casual Male Retail Group, Inc. (a)	2,409	7,588
Charming Shoppes, Inc. (a)	5,462	30,860
Citi Trends, Inc. (a)	656	7,111
Coldwater Creek, Inc. (a)	3,622	3,405
Conn's, Inc. (a)	1,163	15,421
Cost Plus, Inc. (a)	897	11,787
Destination Maternity Corp.	507	9,116
Finish Line, Inc. Class A	2,001	46,003
Francescas Holdings Corp. (a)	1,830	41,999
Golfsmith International Holdings, Inc. (a)	608	2,487
Hibbett Sports, Inc. (a)	1,238	60,600
Hot Topic, Inc.	2,017	17,992
Jos. A. Bank Clothiers, Inc. (a)	1,024	52,726
Kirkland's, Inc. (a)	993	15,838
Mattress Firm Holding Corp.	1,333	44,309
Monro Muffler Brake, Inc.	1,255	57,567
O'Reilly Automotive, Inc. (a)	5,313	459,575
Orchard Supply Hardware Stores Corp. Class A (d)	199	5,361
Pacific Sunwear of California, Inc. (a)	2,976	6,250
PetSmart, Inc.	4,693	261,588
Rent-A-Center, Inc.	2,388	84,583
Ross Stores, Inc.	9,706	517,621
rue21, Inc. (a)	1,110	29,615
Select Comfort Corp. (a)	2,177	64,417
Shoe Carnival, Inc. (a)	508	13,299
Staples, Inc.	28,918	423,938
Stein Mart, Inc. (a)	1,888	13,537
Tandy Leather Factory, Inc.	450	2,340
The Children's Place Retail Stores, Inc. (a)	931	47,248
Tractor Supply Co.	2,890	247,008
Trans World Entertainment Corp. (a)	3,126	7,315
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	2,494	207,601
Urban Outfitters, Inc. (a)	5,929	168,324
West Marine, Inc. (a)	977	10,356
Wet Seal, Inc. Class A (a)	4,311	15,089
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Winmark Corp.	320	$ 18,518
Zumiez, Inc. (a)	1,254	39,401
		3,890,663
Textiles, Apparel & Luxury Goods - 0.6%
Cherokee, Inc.	432	4,869
Columbia Sportswear Co.	1,462	72,998
Crocs, Inc. (a)	3,893	76,497
Deckers Outdoor Corp. (a)	1,622	121,261
Exceed Co. Ltd. (a)	1,224	4,541
Fossil, Inc. (a)	2,656	323,979
G-III Apparel Group Ltd. (a)	800	19,936
Heelys, Inc. (a)	1,024	2,273
Iconix Brand Group, Inc. (a)	3,040	55,206
Joe's Jeans, Inc. (a)	2,716	2,322
K-Swiss, Inc. Class A (a)	1,505	5,012
Kingold Jewelry, Inc. (a)(d)	2,113	4,205
LJ International, Inc. (a)	1,046	2,500
lululemon athletica, Inc. (a)	4,480	300,250
Perry Ellis International, Inc. (a)	785	13,683
Steven Madden Ltd. (a)	1,632	70,470
Tandy Brands Accessories, Inc. (a)	1,078	1,854
True Religion Apparel, Inc. (a)	1,019	26,871
Vera Bradley, Inc. (a)(d)	1,706	62,610
Wacoal Holdings Corp. sponsored ADR	104	6,519
		1,177,856
TOTAL CONSUMER DISCRETIONARY		31,008,748
CONSUMER STAPLES - 2.3%
Beverages - 0.3%
Central European Distribution Corp. (a)(d)	3,067	13,372
Coca-Cola Bottling Co. CONSOLIDATED	336	21,652
Craft Brew Alliance, Inc. (a)	759	4,744
Jones Soda Co. (a)	1,617	809
MGP Ingredients, Inc.	763	4,609
Monster Beverage Corp. (a)	7,264	415,428
National Beverage Corp.	2,133	34,149
Primo Water Corp. (a)	933	2,482
		497,245
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.4%
Andersons, Inc.	763	$ 32,878
Arden Group, Inc. Class A	160	14,326
Casey's General Stores, Inc.	1,567	80,277
Chefs' Warehouse Holdings (a)	846	17,766
China Jo-Jo Drugstores, Inc. (a)	612	789
Costco Wholesale Corp.	17,930	1,543,056
Fresh Market, Inc. (a)	2,048	92,201
Ingles Markets, Inc. Class A	918	16,405
Nash-Finch Co.	573	15,362
PriceSmart, Inc.	1,296	83,760
QKL Stores, Inc. (a)	2,225	1,580
Spartan Stores, Inc.	931	16,609
Susser Holdings Corp. (a)	683	17,307
The Pantry, Inc. (a)	939	11,672
United Natural Foods, Inc. (a)	1,846	84,030
Village Super Market, Inc. Class A	293	8,816
Whole Foods Market, Inc.	7,386	596,346
Winn-Dixie Stores, Inc. (a)	2,262	21,444
		2,654,624
Food Products - 0.5%
Alico, Inc.	256	5,955
Bridgford Foods Corp. (a)	417	3,620
Cal-Maine Foods, Inc.	947	36,460
Calavo Growers, Inc.	790	21,725
Cresud S.A.C.I.F. y A. sponsored ADR	2,056	26,235
Diamond Foods, Inc.	806	19,280
Farmer Brothers Co.	800	8,856
GLG Life Tech Corp. (a)	1,817	2,387
Green Mountain Coffee Roasters, Inc. (a)	6,404	416,068
Hain Celestial Group, Inc. (a)	1,987	81,149
Imperial Sugar Co.	529	3,042
J&J Snack Foods Corp.	912	45,755
John B. Sanfilippo & Son, Inc. (a)	386	4,130
Lancaster Colony Corp.	1,043	67,972
Le Gaga Holdings Ltd. ADR (a)(d)	533	2,697
Lifeway Foods, Inc. (a)	838	7,626
Limoneira Co.	400	7,336
Origin Agritech Ltd. (a)	1,066	2,580
Sanderson Farms, Inc.	904	44,477
Seneca Foods Corp. Class A (a)	513	13,143
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
SkyPeople Fruit Juice, Inc. (a)(d)	964	$ 1,552
Smart Balance, Inc. (a)	2,721	16,299
Snyders-Lance, Inc.	2,942	66,048
SunOpta, Inc. (a)	2,817	14,141
Zhongpin, Inc. (a)	1,361	14,998
		933,531
Household Products - 0.0%
Central Garden & Pet Co. (a)	1,409	12,766
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,265	12,106
WD-40 Co.	746	32,138
		57,010
Personal Products - 0.1%
China Sky One Medical, Inc. (a)	614	669
Elizabeth Arden, Inc. (a)	1,015	37,707
Inter Parfums, Inc.	1,473	24,850
Mannatech, Inc. (a)	122	476
Nature's Sunshine Products, Inc. (a)	401	5,915
Nutraceutical International Corp. (a)	586	7,630
Parlux Fragrances, Inc. (a)	1,201	6,185
Physicians Formula Holdings, Inc. (a)	913	2,648
Reliv International, Inc.	641	859
Synutra International, Inc. (a)(d)	3,136	19,036
The Female Health Co.	958	4,713
		110,688
Tobacco - 0.0%
Star Scientific, Inc. (a)(d)	5,186	19,448
TOTAL CONSUMER STAPLES		4,272,546
ENERGY - 1.5%
Energy Equipment & Services - 0.3%
Dawson Geophysical Co. (a)	480	18,187
ENGlobal Corp. (a)	1,120	2,576
Exterran Partners LP	1,590	37,604
Forbes Energy Services Ltd. (a)	1,600	10,096
Gulf Island Fabrication, Inc.	694	20,341
Hercules Offshore, Inc. (a)	6,347	32,243
Lufkin Industries, Inc.	1,280	101,939
Matrix Service Co. (a)	1,110	14,696
Mitcham Industries, Inc. (a)	358	8,366
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Ocean Rig UDW, Inc. (United States) (d)	5,416	$ 94,238
OYO Geospace Corp. (a)	219	24,101
Patterson-UTI Energy, Inc.	6,518	126,580
PHI, Inc. (non-vtg.) (a)	507	11,205
RigNet, Inc. (a)	682	11,594
Tesco Corp. (a)	1,568	24,022
Union Drilling, Inc. (a)	1,238	8,344
		546,132
Oil, Gas & Consumable Fuels - 1.2%
Abraxas Petroleum Corp. (a)(d)	4,236	17,029
Alliance Holdings GP, LP	2,534	127,486
Alliance Resource Partners LP	1,540	110,526
Amyris, Inc. (a)	1,920	10,330
APCO Oil and Gas International, Inc.	381	28,644
Approach Resources, Inc. (a)	1,321	45,654
ATP Oil & Gas Corp. (a)(d)	1,960	15,680
BioFuel Energy Corp. (a)	5,000	3,795
BreitBurn Energy Partners LP	2,240	42,224
Calumet Specialty Products Partners LP	2,020	48,056
Capital Product Partners LP	2,713	20,266
Carrizo Oil & Gas, Inc. (a)	1,625	45,776
Ceres, Inc.	910	12,704
Clayton Williams Energy, Inc. (a)	496	43,822
Clean Energy Fuels Corp. (a)(d)	3,538	66,479
Copano Energy LLC	2,908	108,119
CREDO Petroleum Corp. (a)	1,070	12,284
Crimson Exploration, Inc. (a)	3,756	11,681
Crosstex Energy LP	2,107	36,240
Crosstex Energy, Inc.	2,139	29,368
Dorchester Minerals LP	1,600	39,376
Double Eagle Petroleum Co. (a)	432	2,933
Eagle Rock Energy Partners LP	5,100	55,539
Energy XXI (Bermuda) Ltd. (a)	3,061	114,573
EV Energy Partners LP	1,349	95,968
FX Energy, Inc. (a)	1,856	11,748
GeoMet, Inc. (a)	2,577	1,752
Georesources, Inc. (a)	1,066	34,155
Gevo, Inc. (a)	1,000	10,010
Golar LNG Ltd. (NASDAQ)	3,336	141,680
Golar LNG Partners LP	942	35,042
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Green Plains Renewable Energy, Inc. (a)	1,493	$ 16,946
Gulfport Energy Corp. (a)	2,346	78,873
Halcon Resources Corp. (a)(d)	1,344	14,771
Hallador Energy Co.	1,142	11,534
Isramco, Inc. (a)	106	8,756
Ivanhoe Energy, Inc. (a)	14,342	13,043
James River Coal Co. (a)(d)	1,237	7,088
KiOR, Inc. Class A (d)	1,920	16,704
Knightsbridge Tankers Ltd.	1,003	14,834
L&L Energy, Inc. (a)	1,493	3,479
Legacy Reserves LP	1,800	51,948
LINN Energy LLC/LINN Energy Finance Corp.	7,351	280,441
Martin Midstream Partners LP	961	33,750
Pacific Ethanol, Inc. (a)	2,933	3,608
Petroleum Development Corp. (a)	1,106	35,989
PostRock Energy Corp. (a)	656	2,408
PrimeEnergy Corp. (a)	176	3,969
Rex Energy Corp. (a)	1,722	19,803
Rosetta Resources, Inc. (a)	2,326	118,719
Sino Clean Energy, Inc. (a)	6,998	10,497
Sino Clean Energy, Inc. rights 6/20/11 (a)	1,155	0
Solazyme, Inc. (d)	2,453	33,802
StealthGas, Inc. (a)	1,190	5,712
Syntroleum Corp. (a)	2,838	3,519
Top Ships, Inc. (a)	292	791
TransGlobe Energy Corp. (a)	2,775	32,246
Uranium Resources, Inc. (a)(d)	9,335	8,962
Verenium Corp. (a)	1,063	2,998
Warren Resources, Inc. (a)	2,742	10,694
ZaZa Energy Corp. (a)(d)	3,997	15,668
Zion Oil & Gas, Inc. (a)(d)	1,741	4,753
Zion Oil & Gas, Inc. warrants 8/15/12 (a)(d)	652	143
		2,245,387
TOTAL ENERGY		2,791,519
FINANCIALS - 6.7%
Capital Markets - 1.3%
American Capital Ltd. (a)	14,933	133,053
BGC Partners, Inc. Class A	3,405	23,937
Calamos Asset Management, Inc. Class A	1,003	12,297
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Capital Southwest Corp.	208	$ 19,317
CIFI Corp. (a)	1,063	5,570
Cowen Group, Inc. Class A (a)	4,800	13,440
Diamond Hill Investment Group, Inc.	192	14,561
E*TRADE Financial Corp. (a)	11,721	112,873
Edelman Financial Group, Inc.	1,040	6,968
Epoch Holding Corp.	1,174	29,291
FBR Capital Markets Corp. (a)	3,088	7,782
Financial Engines, Inc. (a)	2,209	50,917
FirstCity Financial Corp. (a)	929	7,989
Gleacher & Co., Inc. (a)	4,913	7,468
Harris & Harris Group, Inc. (a)	1,328	5,710
ICG Group, Inc. (a)	1,552	13,456
INTL FCStone, Inc. (a)	814	18,437
LPL Investment Holdings, Inc. (a)	4,480	152,768
Medallion Financial Corp.	1,142	12,505
Northern Trust Corp.	10,033	445,566
Penson Worldwide, Inc. (a)(d)	950	1,216
Prospect Capital Corp.	4,160	44,970
Rodman & Renshaw Capital Group, Inc. (a)(d)	2,542	2,847
SEI Investments Co.	7,466	147,454
T. Rowe Price Group, Inc.	10,550	649,775
TD Ameritrade Holding Corp.	22,942	428,327
U.S. Global Investments, Inc. Class A	1,149	8,503
Virtus Investment Partners, Inc. (a)	304	24,180
WisdomTree Investments, Inc. (a)	4,804	34,012
		2,435,189
Commercial Banks - 2.6%
1st Source Corp.	1,179	28,944
1st United Bancorp, Inc. (a)	945	5,576
Alliance Financial Corp.	384	11,336
American National Bankshares, Inc.	560	11,900
American River Bankshares (a)	529	3,565
Ameris Bancorp (a)	771	8,882
Ames National Corp.	363	7,859
Arrow Financial Corp.	745	17,925
Associated Banc-Corp.	6,918	91,594
BancFirst Corp.	640	26,195
Bancorp, Inc., Delaware (a)	1,402	11,665
BancTrust Financial Group, Inc. (a)	1,334	1,734
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Bank of Kentucky Financial Corp.	227	$ 5,636
Bank of Marin Bancorp	395	13,892
Bank of the Ozarks, Inc.	1,354	39,740
Banner Bank	894	18,425
BBCN Bancorp, Inc. (a)	2,937	30,104
BCB Bancorp, Inc.	710	7,420
Berkshire Bancorp, Inc. (a)	1,024	7,137
BNC Bancorp	384	2,880
BOK Financial Corp.	2,951	158,410
Boston Private Financial Holdings, Inc.	2,880	27,446
Bridge Bancorp, Inc.	533	10,692
Bridge Capital Holdings (a)	550	6,633
Bryn Mawr Bank Corp.	608	11,953
Camden National Corp.	462	16,332
Capital Bank Corp. (a)	3,304	7,269
Capital City Bank Group, Inc.	934	7,351
Cardinal Financial Corp.	1,350	14,513
Cascade Bancorp (a)(d)	2,014	11,681
Cathay General Bancorp	3,306	54,020
Center Bancorp, Inc.	1,291	12,407
Centerstate Banks of Florida, Inc.	1,500	10,500
Century Bancorp, Inc. Class A (non-vtg.)	174	4,308
Chemical Financial Corp.	987	21,773
Citizens & Northern Corp.	352	7,005
Citizens Republic Bancorp, Inc. (a)	1,724	23,602
City Holding Co.	774	26,525
CNB Financial Corp., Pennsylvania	726	11,253
CoBiz, Inc.	1,275	7,433
Colony Bankcorp, Inc. (a)	448	1,734
Columbia Banking Systems, Inc.	1,632	34,517
Commerce Bancshares, Inc.	3,808	147,027
Community Trust Bancorp, Inc.	784	24,179
CVB Financial Corp.	4,029	43,392
Eagle Bancorp, Inc., Maryland (a)	1,280	19,853
East West Bancorp, Inc.	6,092	134,755
Eastern Virginia Bankshares, Inc. (a)	288	852
Encore Bancshares, Inc. (a)	420	6,090
Enterprise Bancorp, Inc.	360	5,706
Enterprise Financial Services Corp.	896	10,394
Fidelity Southern Corp.	823	5,267
Fifth Third Bancorp	38,398	522,597
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Financial Institutions, Inc.	315	$ 5,153
First Bancorp, North Carolina	768	7,680
First Busey Corp.	2,893	14,002
First California Financial Group, Inc. (a)	2,133	9,854
First Citizen Bancshares, Inc.	363	63,942
First Community Bancshares, Inc.	1,059	13,132
First Connecticut Bancorp, Inc.	692	8,927
First Financial Bancorp, Ohio	2,230	36,505
First Financial Bankshares, Inc.	1,440	49,334
First Financial Corp., Indiana	576	18,426
First Interstate Bancsystem, Inc.	710	9,656
First M&F Corp.	576	2,223
First Merchants Corp.	1,704	18,880
First Midwest Bancorp, Inc., Delaware	3,046	35,212
First Niagara Financial Group, Inc.	12,722	121,622
First of Long Island Corp.	555	14,397
First South Bancorp, Inc., Virginia (a)	480	1,954
First United Corp. (a)	592	3,209
Firstbank Corp., Michigan	988	7,074
FirstMerit Corp.	4,473	71,792
FNB United Corp. (a)(d)	795	11,901
Fulton Financial Corp.	8,238	80,732
German American Bancorp, Inc.	657	12,864
Glacier Bancorp, Inc.	3,031	41,828
Great Southern Bancorp, Inc.	836	18,409
Green Bankshares, Inc. (a)	5,452	7,851
Grupo Financiero Galicia SA sponsored ADR (d)	1,655	11,386
Guaranty Bancorp (a)	2,512	3,994
Hampton Roads Bankshares, Inc. (a)	2,120	5,512
Hancock Holding Co.	3,533	119,945
Hanmi Financial Corp. (a)	580	5,029
Heartland Financial USA, Inc.	768	12,081
Heritage Commerce Corp. (a)	631	3,313
Heritage Financial Corp., Washington	560	7,504
Home Bancshares, Inc.	1,042	26,258
Huntington Bancshares, Inc.	35,843	209,502
IBERIABANK Corp.	1,253	66,459
Independent Bank Corp. (a)	77	119
Independent Bank Corp., Massachusetts	906	24,906
International Bancshares Corp.	2,704	51,322
Intervest Bancshares Corp. Class A (a)	352	1,197
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Investors Bancorp, Inc. (a)	4,774	$ 69,366
Lakeland Bancorp, Inc.	1,344	12,177
Lakeland Financial Corp.	870	21,941
LNB Bancorp, Inc.	950	5,206
Macatawa Bank Corp. (a)	829	2,280
MainSource Financial Group, Inc.	1,211	12,280
MB Financial, Inc.	2,133	42,447
MBT Financial Corp. (a)	1,104	2,340
Mercantile Bank Corp. (a)	272	3,658
Merchants Bancshares, Inc.	602	16,766
Metro Bancorp, Inc. (a)	416	4,426
Metrocorp Bancshares, Inc. (a)	86	697
National Bankshares, Inc.	360	9,724
National Penn Bancshares, Inc.	6,299	55,116
NBT Bancorp, Inc.	1,493	32,562
NewBridge Bancorp (a)	1,457	5,915
North Valley Bancorp (a)	121	1,266
Northrim Bancorp, Inc.	411	8,220
Old Point Financial Corp.	491	5,126
Old Second Bancorp, Inc. (a)(d)	960	1,152
OmniAmerican Bancorp, Inc. (a)	454	8,122
Orrstown Financial Services, Inc.	266	2,301
Pacific Capital Bancorp NA (a)	1,424	39,886
Pacific Continental Corp.	480	4,032
Pacific Mercantile Bancorp (a)	593	2,585
PacWest Bancorp	1,600	34,832
Park Sterling Corp. (a)	1,340	6,097
Peapack-Gladstone Financial Corp.	322	4,051
Penns Woods Bancorp, Inc.	213	8,305
Peoples Bancorp, Inc.	528	8,538
Pinnacle Financial Partners, Inc. (a)	1,238	20,501
Popular, Inc. (a)	42,406	80,571
Preferred Bank, Los Angeles (a)	538	5,434
PremierWest Bancorp (a)	78	108
PrivateBancorp, Inc.	3,093	44,849
Renasant Corp.	822	12,470
Republic Bancorp, Inc., Kentucky Class A	923	24,053
Republic First Bancorp, Inc. (a)	816	1,648
Royal Bancshares of Pennsylvania, Inc. Class A (a)	784	1,035
S&T Bancorp, Inc.	1,189	25,219
S.Y. Bancorp, Inc.	429	9,331
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Sandy Spring Bancorp, Inc.	742	$ 13,401
SCBT Financial Corp.	507	15,702
Seacoast Banking Corp., Florida (a)	1,913	3,539
Shore Bancshares, Inc.	320	1,974
Sierra Bancorp	512	4,710
Signature Bank (a)	1,920	113,971
Simmons First National Corp. Class A	742	19,507
Southern Community Financial Corp. (a)	673	1,191
Southside Bancshares, Inc.	944	20,117
Southwest Bancorp, Inc., Oklahoma (a)	1,035	8,860
State Bank Financial Corp. (a)	1,036	16,825
StellarOne Corp.	1,254	14,584
Sterling Financial Corp., Washington (a)	2,483	48,319
Suffolk Bancorp (a)	599	7,248
Summit Financial Group, Inc. (a)	432	1,629
Sun Bancorp, Inc., New Jersey (a)	3,303	9,480
Susquehanna Bancshares, Inc.	9,306	86,267
SVB Financial Group (a)	1,890	112,039
Taylor Capital Group, Inc. (a)	704	9,469
Texas Capital Bancshares, Inc. (a)	1,408	47,717
The First Bancorp, Inc.	662	9,930
TIB Financial Corp. (a)	467	5,044
TowneBank	982	12,687
Trico Bancshares	838	13,576
Trustmark Corp.	2,640	62,251
UMB Financial Corp.	1,720	71,638
Umpqua Holdings Corp.	4,752	58,545
Union/First Market Bankshares Corp.	742	10,299
United Bankshares, Inc., West Virginia	2,092	61,254
United Community Banks, Inc., Georgia (a)	1,733	15,545
United Security Bancshares, Inc.	496	3,036
United Security Bancshares, California	1,058	2,275
Univest Corp. of Pennsylvania	758	11,976
Virginia Commerce Bancorp, Inc. (a)	1,712	14,381
VIST Financial Corp.	480	5,741
Washington Banking Co., Oak Harbor	650	8,249
Washington Trust Bancorp, Inc.	849	19,960
WesBanco, Inc.	1,398	27,261
West Bancorp., Inc.	720	6,934
West Coast Bancorp (a)	753	12,914
Westamerica Bancorp.	1,240	58,726
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Western Liberty Bancorp (a)	800	$ 2,264
Wilshire Bancorp, Inc. (a)	4,078	17,699
Wintrust Financial Corp.	1,541	51,947
Yadkin Valley Financial Corp. (a)	4,589	9,499
Zions Bancorporation	7,630	144,970
		4,926,747
Consumer Finance - 0.3%
CompuCredit Holdings Corp. (a)	1,390	7,464
Consumer Portfolio Services, Inc. (a)	1,072	1,254
Credit Acceptance Corp. (a)	1,074	103,383
DFC Global Corp. (a)	1,851	33,151
EZCORP, Inc. (non-vtg.) Class A (a)	1,973	62,150
First Cash Financial Services, Inc. (a)	1,333	56,333
Netspend Holdings, Inc. (a)	3,840	33,062
QC Holdings, Inc.	881	3,304
SLM Corp.	21,120	332,851
World Acceptance Corp. (a)	603	38,303
		671,255
Diversified Financial Services - 0.7%
California First National Bancorp	853	12,633
CBOE Holdings, Inc.	3,753	103,470
CME Group, Inc.	2,775	803,335
Interactive Brokers Group, Inc.	1,670	26,486
Life Partners Holdings, Inc.	723	3,073
MarketAxess Holdings, Inc.	1,542	51,071
Marlin Business Services Corp.	625	9,813
NewStar Financial, Inc. (a)	2,182	21,515
PICO Holdings, Inc. (a)	971	21,469
Resource America, Inc. Class A	720	4,284
The NASDAQ Stock Market, Inc. (a)	7,296	192,177
		1,249,326
Insurance - 0.8%
21st Century Holding Co. (a)	768	2,557
Alterra Capital Holdings Ltd.	4,554	104,560
American National Insurance Co.	1,074	77,435
Amerisafe, Inc. (a)	742	16,740
Amtrust Financial Services, Inc.	2,528	68,281
Arch Capital Group Ltd. (a)	5,498	203,701
Argo Group International Holdings, Ltd.	1,323	39,492
Baldwin & Lyons, Inc. Class B	603	12,687
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Cincinnati Financial Corp.	6,625	$ 233,001
CNinsure, Inc. ADR (a)	1,500	10,920
Donegal Group, Inc. Class A	1,131	15,574
Eastern Insurance Holdings, Inc.	278	4,031
eHealth, Inc. (a)	1,142	17,164
EMC Insurance Group	811	17,088
Enstar Group Ltd. (a)	556	53,921
Erie Indemnity Co. Class A	2,020	153,742
Global Indemnity PLC (a)	843	16,127
Greenlight Capital Re, Ltd. (a)	1,174	27,648
Hallmark Financial Services, Inc. (a)	850	5,738
Harleysville Group, Inc.	1,017	57,572
Infinity Property & Casualty Corp.	377	20,671
Kansas City Life Insurance Co.	544	17,419
Maiden Holdings Ltd.	3,440	29,756
National Interstate Corp.	779	18,813
National Western Life Insurance Co. Class A	176	23,894
Navigators Group, Inc. (a)	715	33,612
Presidential Life Corp.	1,083	11,718
Safety Insurance Group, Inc.	664	28,340
Selective Insurance Group, Inc.	2,294	39,411
State Auto Financial Corp.	1,686	23,570
Tower Group, Inc.	1,763	40,637
United Fire Group, Inc.	1,307	26,258
		1,452,078
Real Estate Investment Trusts - 0.2%
American Capital Agency Corp.	9,368	287,691
American Capital Mortgage Investment Corp.	746	16,084
Gladstone Commercial Corp.	582	10,400
Investors Real Estate Trust	3,300	25,179
Mission West Properties, Inc.	1,000	10,000
Potlatch Corp.	1,650	50,853
Retail Opportunity Investments Corp.	2,061	23,969
Sabra Health Care REIT, Inc.	1,108	15,822
		439,998
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)	1,013	65,278
AV Homes, Inc. (a)	283	2,963
China HGS Real Estate, Inc. (a)	2,240	1,770
China Housing & Land Development, Inc. (a)(d)	1,847	2,567
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
China Real Estate Information Corp. ADR (a)	504	$ 2,747
Elbit Imaging Ltd. (a)	1,440	3,600
FirstService Corp. (sub. vtg.) (a)	1,462	47,155
Stratus Properties, Inc. (a)	283	2,507
Thomas Properties Group, Inc.	2,001	8,604
ZipRealty, Inc. (a)	1,312	1,653
		138,844
Thrifts & Mortgage Finance - 0.7%
America First Tax Exempt Investors LP	1,356	7,173
ASB Bancorp, Inc.	227	2,735
Atlantic Coast Financial Corp. (a)	144	302
Bank Mutual Corp.	2,246	8,827
BankFinancial Corp.	1,270	7,176
Beneficial Mutual Bancorp, Inc. (a)	4,257	38,611
Berkshire Hills Bancorp, Inc.	784	17,240
BofI Holding, Inc. (a)	640	10,490
Brookline Bancorp, Inc., Delaware	3,034	27,852
Camco Financial Corp. (a)	545	1,243
Capitol Federal Financial, Inc.	7,018	82,040
CFS Bancorp, Inc.	400	2,236
Charter Financial Corp., Georgia	906	8,752
Citizens South Banking Corp., Delaware	537	2,336
Clifton Savings Bancorp, Inc.	1,056	10,380
Dime Community Bancshares, Inc.	1,293	17,999
Eagle Bancorp Montana, Inc.	659	6,590
ESB Financial Corp.	768	9,792
ESSA Bancorp, Inc.	664	6,388
First Defiance Financial Corp.	353	5,521
First Federal Bancshares of Arkansas, Inc. (a)	407	2,890
First Financial Holdings, Inc.	870	8,491
First Financial Northwest, Inc. (a)	858	6,323
First PacTrust Bancorp, Inc.	512	6,001
Flushing Financial Corp.	1,376	17,819
Fox Chase Bancorp, Inc.	907	11,347
Franklin Financial Corp./VA (a)	719	9,699
HMN Financial, Inc. (a)	230	426
Home Federal Bancorp, Inc.	800	8,024
Home Loan Servicing Solutions Ltd.	600	8,136
Hudson City Bancorp, Inc.	21,907	150,063
Kaiser Federal Financial Group, Inc.	648	8,754
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Kearny Financial Corp.	3,665	$ 34,194
Meridian Interstate Bancorp, Inc. (a)	1,339	17,313
MutualFirst Financial, Inc.	369	3,266
NASB Financial, Inc. (a)	433	6,006
Northfield Bancorp, Inc. (d)	2,342	32,273
Northwest Bancshares, Inc.	4,608	58,153
OceanFirst Financial Corp.	640	8,787
Oritani Financial Corp.	2,481	32,327
People's United Financial, Inc.	14,933	188,006
Provident Financial Holdings, Inc.	1,387	14,300
Pulaski Financial Corp.	673	5,000
PVF Capital Corp. (a)	843	1,442
Riverview Bancorp, Inc. (a)	1,408	3,182
Rockville Financial, Inc.	2,133	24,636
Roma Financial Corp.	1,600	16,336
Severn Bancorp, Inc. (a)	854	2,972
Territorial Bancorp, Inc.	640	13,440
TFS Financial Corp. (a)	12,539	117,240
Tree.com, Inc. (a)	858	6,555
Trustco Bank Corp., New York	3,257	17,458
United Community Financial Corp., Ohio (a)	1,496	2,020
United Financial Bancorp, Inc.	1,022	16,199
ViewPoint Financial Group	1,600	23,984
Washington Federal, Inc.	4,667	75,605
Waterstone Financial, Inc. (a)	1,894	4,489
Westfield Financial, Inc.	1,996	15,828
WSFS Financial Corp.	283	10,893
		1,263,560
TOTAL FINANCIALS		12,576,997
HEALTH CARE - 12.3%
Biotechnology - 5.8%
3SBio, Inc. sponsored ADR (a)	862	10,060
Aastrom Biosciences, Inc. (a)(d)	4,344	7,776
Acadia Pharmaceuticals, Inc. (a)	7,392	12,345
Achillion Pharmaceuticals, Inc. (a)	3,533	37,097
Acorda Therapeutics, Inc. (a)	1,584	41,437
Aegerion Pharmaceuticals, Inc. (a)	853	14,271
AEterna Zentaris, Inc. (sub. vtg.) (a)(d)	6,517	11,209
Affymax, Inc. (a)	859	8,770
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Agenus, Inc. (a)	356	$ 1,136
Alexion Pharmaceuticals, Inc. (a)	7,671	642,293
Alkermes PLC (a)	5,081	89,476
Allos Therapeutics, Inc. (a)	5,296	7,891
Alnylam Pharmaceuticals, Inc. (a)	1,750	23,345
AMAG Pharmaceuticals, Inc. (a)	869	13,739
Amarin Corp. PLC ADR (a)	4,568	35,402
Amgen, Inc.	36,434	2,475,690
Amicus Therapeutics, Inc. (a)	1,110	6,638
Amylin Pharmaceuticals, Inc. (a)	6,186	105,719
Anacor Pharmaceuticals, Inc. (a)	1,066	6,332
Anthera Pharmaceuticals, Inc. (a)	1,609	10,652
Ardea Biosciences, Inc. (a)	1,524	32,492
Arena Pharmaceuticals, Inc. (a)	4,654	8,284
ARIAD Pharmaceuticals, Inc. (a)	6,593	94,544
ArQule, Inc. (a)	3,083	21,889
Array Biopharma, Inc. (a)	1,792	5,036
Arrowhead Research Corp. (a)	220	1,179
AspenBio Pharma, Inc. (a)	261	230
Astex Pharmaceuticals, Inc. (a)	3,904	7,144
AVEO Pharmaceuticals, Inc. (a)	1,669	21,764
AVI BioPharma, Inc. (a)	4,858	5,052
BioCryst Pharmaceuticals, Inc. (a)	2,432	11,333
Biogen Idec, Inc. (a)	10,097	1,175,998
BioMarin Pharmaceutical, Inc. (a)	4,693	167,775
BioMimetic Therapeutics, Inc. (a)	1,182	2,459
Biosante Pharmaceuticals, Inc. (a)(d)	4,732	3,656
Biospecifics Technologies Corp. (a)	266	4,607
Burcon NutraScience Corp. (a)	1,205	8,901
Celgene Corp. (a)	18,458	1,353,433
Cell Therapeutics, Inc. (a)	8,030	10,278
Celldex Therapeutics, Inc. (a)	2,093	7,932
Cepheid, Inc. (a)	2,584	104,368
Chelsea Therapeutics International Ltd. (a)	2,648	9,771
China Biologic Products, Inc. (a)(d)	1,066	10,575
Cleveland Biolabs, Inc. (a)	665	2,441
Clovis Oncology, Inc. (d)	836	20,892
Codexis, Inc. (a)	1,910	7,525
Cubist Pharmaceuticals, Inc. (a)	2,459	105,393
Cubist Pharmaceuticals, Inc. rights (a)	1,695	0
Curis, Inc. (a)	2,710	12,222
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Cyclacel Pharmaceuticals, Inc. (a)	2,443	$ 1,759
Cytokinetics, Inc. (a)	2,000	2,060
Cytori Therapeutics, Inc. (a)	1,920	6,240
CytRx Corp. (a)	6,400	2,202
Dendreon Corp. (a)(d)	6,080	68,461
Discovery Laboratories, Inc. (a)	262	935
Dyax Corp. (a)	3,046	4,539
Dynavax Technologies Corp. (a)	6,512	27,350
EntreMed, Inc. (a)	482	998
Enzon Pharmaceuticals, Inc. (a)	2,476	17,505
Exact Sciences Corp. (a)	2,019	18,958
Exelixis, Inc. (a)	5,568	31,626
Galena Biopharma, Inc. (a)(d)	1,082	1,158
Genomic Health, Inc. (a)	1,232	35,950
Gentium SpA sponsored ADR (a)	829	7,171
GenVec, Inc. (a)	419	1,131
Geron Corp. (a)	3,638	7,276
Gilead Sciences, Inc. (a)	31,148	1,417,234
Grifols SA ADR	7,289	51,825
GTx, Inc. (a)	3,074	10,636
Halozyme Therapeutics, Inc. (a)	3,910	45,004
Horizon Pharma, Inc.	853	2,943
Human Genome Sciences, Inc. (a)	7,869	62,008
Idenix Pharmaceuticals, Inc. (a)	4,164	49,010
Idera Pharmaceuticals, Inc. (a)	1,280	1,638
ImmunoGen, Inc. (a)	3,020	41,585
Immunomedics, Inc. (a)	3,974	14,147
Incyte Corp. (a)	5,030	85,309
Infinity Pharmaceuticals, Inc. (a)	1,802	14,686
Insmed, Inc. (a)	644	2,743
InterMune, Inc. (a)	2,570	34,489
Ironwood Pharmaceuticals, Inc. Class A (a)	2,675	35,818
Isis Pharmaceuticals, Inc. (a)	4,166	37,952
Keryx Biopharmaceuticals, Inc. (a)(d)	2,542	8,439
Lexicon Pharmaceuticals, Inc. (a)	19,896	33,823
Ligand Pharmaceuticals, Inc.:
Class B (a)	1,120	16,442
General CVR	1,530	30
Glucagon CVR (a)	1,530	23
rights (a)	1,530	38
TR Beta CVR (a)	1,530	15
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
MannKind Corp. (a)	5,316	$ 12,439
Marshall Edwards, Inc. (a)	240	209
Maxygen, Inc. (a)	1,798	9,871
Medivation, Inc. (a)	1,427	93,483
Metabolix, Inc. (a)	1,089	2,995
Micromet, Inc. (a)	4,586	50,400
Momenta Pharmaceuticals, Inc. (a)	2,129	31,211
Myrexis, Inc. (a)	2,206	7,059
Myriad Genetics, Inc. (a)	3,574	86,491
Nabi Biopharmaceuticals (a)	2,288	4,279
Nanosphere, Inc. (a)	1,686	3,642
Neurocrine Biosciences, Inc. (a)	2,252	17,723
NeurogesX, Inc. (a)	1,380	795
NewLink Genetics Corp.	726	6,142
Novavax, Inc. (a)	3,942	5,006
NPS Pharmaceuticals, Inc. (a)	3,137	21,394
Nymox Pharmaceutical Corp. (a)(d)	1,248	9,872
OncoGenex Pharmaceuticals, Inc. (a)	304	4,858
Oncolytics Biotech, Inc. (a)	2,218	11,206
Oncothyreon, Inc. (a)(d)	1,265	10,373
ONYX Pharmaceuticals, Inc. (a)	2,666	102,161
OREXIGEN Therapeutics, Inc. (a)	2,432	9,533
Osiris Therapeutics, Inc. (a)	1,408	7,350
OXiGENE, Inc. (a)(d)	262	301
Oxygen Biotherapeutics, Inc. (a)(d)	1,825	4,909
PDL BioPharma, Inc.	6,400	40,832
Peregrine Pharmaceuticals, Inc. (a)	1,462	1,373
Pharmacyclics, Inc. (a)	3,040	76,578
Pluristem Therapeutics, Inc. (a)(d)	2,838	6,329
Progenics Pharmaceuticals, Inc. (a)	1,360	13,260
QLT, Inc. (a)	2,499	18,942
Raptor Pharmaceutical Corp. (a)	1,619	11,301
Regeneron Pharmaceuticals, Inc. (a)	3,797	397,888
Repligen Corp. (a)	1,489	6,566
Rigel Pharmaceuticals, Inc. (a)	2,790	27,900
Sangamo Biosciences, Inc. (a)	1,905	10,039
Savient Pharmaceuticals, Inc. (a)(d)	2,666	5,359
SciClone Pharmaceuticals, Inc. (a)	2,033	9,535
Seattle Genetics, Inc. (a)	4,816	88,903
SIGA Technologies, Inc. (a)	3,241	9,237
Sinovac Biotech Ltd. (a)	2,531	5,366
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Spectrum Pharmaceuticals, Inc. (a)	2,550	$ 36,185
StemCells, Inc. (a)	462	508
Sunesis Pharmaceuticals, Inc. (a)	4,912	8,547
Synageva BioPharma Corp. (a)	784	29,259
Synta Pharmaceuticals Corp. (a)	2,352	11,243
Targacept, Inc. (a)	1,137	7,754
Telik, Inc. (a)	2,550	357
Theratechnologies, Inc. (a)	2,560	6,596
Theravance, Inc. (a)	3,626	67,806
Transition Therapeutics, Inc. (a)	2,304	4,032
Trius Therapeutics, Inc. (a)	1,000	5,060
United Therapeutics Corp. (a)	2,467	117,750
Vanda Pharmaceuticals, Inc. (a)	1,066	4,946
Verastem, Inc.	761	8,828
Vertex Pharmaceuticals, Inc. (a)	8,741	340,200
Vical, Inc. (a)	2,192	7,014
XOMA Corp. (a)	523	790
Zalicus, Inc. (a)	3,729	3,729
ZIOPHARM Oncology, Inc. (a)	2,560	12,570
		10,895,891
Health Care Equipment & Supplies - 1.8%
Abaxis, Inc. (a)	853	22,656
Abiomed, Inc. (a)	1,318	27,520
Accuray, Inc. (a)	2,631	17,838
Align Technology, Inc. (a)	3,259	83,463
Alphatec Holdings, Inc. (a)	4,488	8,437
Analogic Corp.	544	30,981
Angiodynamics, Inc. (a)	1,057	13,762
Anika Therapeutics, Inc. (a)	1,313	14,916
ArthroCare Corp. (a)	1,109	28,945
Atricure, Inc. (a)	756	7,711
Atrion Corp.	90	18,540
BioLase Technology, Inc. (d)	1,169	3,180
Cardica, Inc. (a)	3,387	6,842
Cardiovascular Systems, Inc. (a)	486	4,398
Cerus Corp. (a)(d)	1,905	7,163
Conceptus, Inc. (a)	1,158	15,598
CONMED Corp.	1,360	40,582
Cutera, Inc. (a)	449	4,198
Cyberonics, Inc. (a)	1,066	39,687
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cynosure, Inc. Class A (a)	352	$ 6,262
Delcath Systems, Inc. (a)(d)	1,560	6,802
DENTSPLY International, Inc.	5,973	231,036
DexCom, Inc. (a)	3,147	33,956
DynaVox, Inc. Class A (a)	471	1,493
Endologix, Inc. (a)	2,496	33,022
Exactech, Inc. (a)	811	12,887
Gen-Probe, Inc. (a)	1,907	130,210
Given Imaging Ltd. (a)	1,575	30,681
Hansen Medical, Inc. (a)	1,302	4,153
HeartWare International, Inc. (a)	562	41,172
Hologic, Inc. (a)	11,057	229,212
ICU Medical, Inc. (a)	704	32,300
IDEXX Laboratories, Inc. (a)	2,405	206,229
Imris, Inc. (a)	4,201	12,013
Insulet Corp. (a)	2,133	42,063
Integra LifeSciences Holdings Corp. (a)	1,147	36,245
Intuitive Surgical, Inc. (a)	1,626	831,894
IRIS International, Inc. (a)	1,137	12,700
Kensey Nash Corp.	624	14,090
Mako Surgical Corp. (a)(d)	1,706	66,705
Masimo Corp. (a)	2,343	51,077
Medical Action Industries, Inc. (a)	736	3,989
MELA Sciences, Inc. (a)	801	3,701
Meridian Bioscience, Inc.	1,766	31,823
Merit Medical Systems, Inc. (a)	1,307	16,364
Natus Medical, Inc. (a)	1,147	12,009
Neogen Corp. (a)	960	33,312
NeuroMetrix, Inc. (a)	103	80
NuVasive, Inc. (a)	1,548	24,288
NxStage Medical, Inc. (a)	2,486	49,720
OraSure Technologies, Inc. (a)	1,904	19,097
Orthofix International NV (a)	712	27,918
Palomar Medical Technologies, Inc. (a)	822	9,075
PhotoMedex, Inc.	1,018	11,534
Quidel Corp. (a)	1,190	16,874
Rochester Medical Corp. (a)	560	5,253
Rockwell Medical Technologies, Inc. (a)	1,029	9,765
RTI Biologics, Inc. (a)	2,870	10,619
Sirona Dental Systems, Inc. (a)	2,374	118,463
Solta Medical, Inc. (a)	2,708	7,691
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
SonoSite, Inc. (a)	486	$ 26,205
Staar Surgical Co. (a)	1,480	15,436
Stereotaxis, Inc. (a)(d)	1,809	1,384
SurModics, Inc. (a)	736	10,451
Synergetics USA, Inc. (a)	1,600	10,080
Syneron Medical Ltd. (a)	1,396	15,579
The Spectranetics Corp. (a)	1,920	14,899
ThermoGenesis Corp. (a)	5,824	5,882
Thoratec Corp. (a)	2,400	82,800
Tornier BV	1,500	35,250
Trinity Biotech PLC sponsored ADR	1,248	12,617
Unilife Corp. (a)	2,133	7,913
Urologix, Inc. (a)	822	1,134
Utah Medical Products, Inc.	213	6,486
Vascular Solutions, Inc. (a)	1,281	13,438
Vermillion, Inc. (a)	605	799
Volcano Corp. (a)	2,171	60,853
Winner Medical Group, Inc. (a)	1,036	3,875
Wright Medical Group, Inc. (a)	1,520	25,171
Young Innovations, Inc.	544	16,456
Zeltiq Aesthetics, Inc. (d)	1,304	14,448
Zoll Medical Corp. (a)	873	63,860
		3,319,210
Health Care Providers & Services - 1.3%
Acadia Healthcare Co., Inc. (a)	952	13,318
Addus HomeCare Corp. (a)	1,294	4,658
Air Methods Corp. (a)	608	54,860
Almost Family, Inc. (a)	342	7,825
Amedisys, Inc. (a)	1,094	14,058
AmSurg Corp. (a)	1,408	36,791
Bio-Reference Laboratories, Inc. (a)	928	18,690
BioScrip, Inc. (a)	2,229	14,132
CardioNet, Inc. (a)	1,758	5,608
Catalyst Health Solutions, Inc. (a)	2,083	129,188
Chindex International, Inc. (a)	646	6,027
Corvel Corp. (a)	512	23,214
Cross Country Healthcare, Inc. (a)	1,126	6,373
Express Scripts, Inc. (a)	20,173	1,075,826
Gentiva Health Services, Inc. (a)	1,169	9,177
Healthways, Inc. (a)	1,590	12,641
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Henry Schein, Inc. (a)	3,814	$ 282,312
HMS Holdings Corp. (a)	3,363	108,356
IPC The Hospitalist Co., Inc. (a)	676	24,586
LCA-Vision, Inc. (a)	960	8,275
LHC Group, Inc. (a)	832	14,161
LifePoint Hospitals, Inc. (a)	2,046	79,733
Lincare Holdings, Inc.	3,733	100,268
Magellan Health Services, Inc. (a)	1,173	55,436
MModal, Inc. (a)	2,300	23,667
MWI Veterinary Supply, Inc. (a)	533	46,142
National Research Corp.	461	17,808
Patterson Companies, Inc.	4,954	158,132
PDI, Inc. (a)	656	4,540
Providence Service Corp. (a)	864	13,003
PSS World Medical, Inc. (a)	2,179	52,797
RadNet, Inc. (a)	2,138	6,393
Sharps Compliance Corp. (a)	950	3,715
Sun Healthcare Group, Inc. (a)	829	3,697
The Ensign Group, Inc.	858	23,518
U.S. Physical Therapy, Inc.	710	13,497
VCA Antech, Inc. (a)	3,520	77,405
		2,549,827
Health Care Technology - 0.7%
Allscripts-Misys Healthcare Solutions, Inc. (a)	7,937	153,343
athenahealth, Inc. (a)	1,419	100,281
Authentidate Holding Corp. (a)	6,585	4,280
Cerner Corp. (a)	7,026	518,730
Computer Programs & Systems, Inc.	459	27,926
Epocrates, Inc. (a)	900	8,370
HealthStream, Inc. (a)	689	14,076
MedAssets, Inc. (a)	3,069	43,825
Medidata Solutions, Inc. (a)	1,173	23,390
Merge Healthcare, Inc. (a)	3,620	23,639
Omnicell, Inc. (a)	1,494	22,290
Quality Systems, Inc.	2,436	104,431
SXC Health Solutions Corp. (a)	2,668	190,735
Transcend Services, Inc. (a)	513	11,030
		1,246,346
Life Sciences Tools & Services - 0.7%
Affymetrix, Inc. (a)	3,590	14,970
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Albany Molecular Research, Inc. (a)	1,462	$ 4,006
Apricus Biosciences, Inc. (a)	1,465	5,010
BG Medicine, Inc.	600	4,644
Bruker BioSciences Corp. (a)	6,720	107,722
Complete Genomics, Inc. (a)(d)	1,226	4,561
Compugen Ltd. (a)	2,437	14,939
eResearchTechnology, Inc. (a)	2,209	14,093
Fluidigm Corp. (a)	1,326	19,121
Furiex Pharmaceuticals, Inc. (a)	410	7,396
Harvard Bioscience, Inc. (a)	2,116	8,781
ICON PLC sponsored ADR (a)	2,438	51,637
Illumina, Inc. (a)	5,126	262,708
Life Technologies Corp. (a)	7,521	355,819
Luminex Corp. (a)	1,845	41,457
Medtox Scientific, Inc. (a)	384	5,952
Pacific Biosciences of California, Inc. (a)	2,645	11,030
PAREXEL International Corp. (a)	2,278	55,765
PURE Bioscience, Inc. (a)	3,152	1,198
QIAGEN NV (a)(d)	9,617	146,948
Sequenom, Inc. (a)	3,588	15,500
Techne Corp.	1,600	114,544
		1,267,801
Pharmaceuticals - 2.0%
Acura Pharmaceuticals, Inc. (a)(d)	1,720	5,573
Akorn, Inc. (a)	4,480	56,134
Alexza Pharmaceuticals, Inc. (a)	3,893	2,433
Alimera Sciences, Inc. (a)	1,412	5,309
Ampio Pharmaceuticals, Inc. (a)	1,500	5,790
Auxilium Pharmaceuticals, Inc. (a)	1,892	37,386
AVANIR Pharmaceuticals Class A (a)	4,581	12,644
Biodel, Inc. (a)	6,032	3,830
Cadence Pharmaceuticals, Inc. (a)	2,983	11,186
Cardiome Pharma Corp. (a)	2,740	6,110
ChemoCentryx, Inc.	1,352	13,844
China Nuokang Bio-Pharmaceutical, Inc. sponsored ADR (a)	198	515
Columbia Laboratories, Inc. (a)	3,621	2,390
Corcept Therapeutics, Inc. (a)	3,708	14,572
Cornerstone Therapeutics, Inc. (a)	1,398	8,025
Cumberland Pharmaceuticals, Inc. (a)	1,270	10,071
DepoMed, Inc. (a)	3,270	20,568
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Durect Corp. (a)	4,182	$ 3,095
Echo Therapeutics, Inc. (a)	1,977	3,657
Endo Pharmaceuticals Holdings, Inc. (a)	4,993	185,091
Endocyte, Inc.	1,368	4,856
Flamel Technologies SA sponsored ADR (a)	1,104	7,055
Hi-Tech Pharmacal Co., Inc. (a)	433	17,285
Impax Laboratories, Inc. (a)	2,560	59,776
Ista Pharmaceuticals, Inc. (a)	1,793	14,846
Jazz Pharmaceuticals PLC (a)	2,333	122,413
MAP Pharmaceuticals, Inc. (a)	1,129	18,120
Mylan, Inc. (a)	17,723	415,427
Nektar Therapeutics (a)(d)	4,700	33,699
Novogen Ltd. sponsored ADR (a)	67	155
NuPathe, Inc. (a)	500	1,505
Obagi Medical Products, Inc. (a)	1,254	14,233
Omeros Corp. (a)	1,289	8,765
Optimer Pharmaceuticals, Inc. (a)	1,809	23,137
Pacira Pharmaceuticals, Inc.	925	9,898
Pain Therapeutics, Inc. (a)	2,321	8,518
Perrigo Co.	3,840	395,750
Pozen, Inc. (a)	1,270	5,537
Questcor Pharmaceuticals, Inc. (a)	2,705	105,225
Sagent Pharmaceuticals, Inc.	1,036	22,471
Salix Pharmaceuticals Ltd. (a)	2,420	119,354
Santarus, Inc. (a)	2,598	11,743
Shire PLC sponsored ADR	2,134	223,323
Skystar Bio-Pharmaceutical Co. Ltd. (a)(d)	634	1,934
Somaxon Pharmaceuticals, Inc. (a)	3,115	1,900
Sucampo Pharmaceuticals, Inc. Class A (a)	801	5,847
Teva Pharmaceutical Industries Ltd. sponsored ADR	29,018	1,300,297
The Medicines Company (a)	2,516	53,918
Transcept Pharmaceuticals, Inc. (a)	612	5,110
ViroPharma, Inc. (a)	2,710	86,883
Vivus, Inc. (a)	3,414	76,815
Warner Chilcott PLC (a)	10,545	176,418
XenoPort, Inc. (a)	1,158	4,632
Zogenix, Inc. (a)	3,419	7,795
		3,772,863
TOTAL HEALTH CARE		23,051,938
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 4.5%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)	1,015	$ 28,907
American Science & Engineering, Inc.	432	31,406
API Technologies Corp. (a)	3,054	11,575
Ascent Solar Technologies, Inc. (a)(d)	4,397	3,342
Astronics Corp. (a)	410	13,706
BE Aerospace, Inc. (a)	4,249	194,774
Ceradyne, Inc.	1,110	34,310
Elbit Systems Ltd.	1,701	62,614
GeoEye, Inc. (a)	906	18,365
Innovative Solutions & Support, Inc. (a)	913	3,899
KEYW Holding Corp. (a)	1,066	7,569
Kratos Defense & Security Solutions, Inc. (a)	1,589	10,122
LMI Aerospace, Inc. (a)	491	9,992
Sypris Solutions, Inc. (a)	1,046	3,943
Taser International, Inc. (a)	2,886	11,631
		446,155
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	3,685	20,010
Atlas Air Worldwide Holdings, Inc. (a)	1,100	46,882
C.H. Robinson Worldwide, Inc.	6,816	451,015
Expeditors International of Washington, Inc.	8,745	381,544
Forward Air Corp.	1,280	43,098
Hub Group, Inc. Class A (a)	1,477	52,626
Pacer International, Inc. (a)	1,638	9,042
Park-Ohio Holdings Corp. (a)	758	14,213
UTI Worldwide, Inc.	4,262	68,789
		1,087,219
Airlines - 0.2%
Allegiant Travel Co. (a)	763	38,135
Hawaiian Holdings, Inc. (a)	2,554	13,562
JetBlue Airways Corp. (a)	11,943	60,909
Pinnacle Airlines Corp. (a)	1,345	1,574
Republic Airways Holdings, Inc. (a)	1,798	9,547
Ryanair Holdings PLC sponsored ADR (a)	4,787	160,460
SkyWest, Inc.	2,420	27,636
Spirit Airlines, Inc. (a)	3,309	64,625
		376,448
Building Products - 0.1%
AAON, Inc.	1,116	20,702
American Woodmark Corp.	683	9,705
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Apogee Enterprises, Inc.	1,286	$ 17,065
Builders FirstSource, Inc. (a)	5,099	15,450
China Ceramics Co. Ltd. (a)	853	2,917
Gibraltar Industries, Inc. (a)	1,206	16,667
Insteel Industries, Inc.	977	12,271
Nortek, Inc. (a)	602	21,341
PGT, Inc. (a)	3,595	5,680
Universal Forest Products, Inc.	666	21,405
		143,203
Commercial Services & Supplies - 0.8%
A.T. Cross Co. Class A (a)	387	3,851
Acorn Energy, Inc.	1,174	9,686
Asset Acceptance Capital Corp. (a)	1,536	7,204
Asta Funding, Inc.	550	4,334
Casella Waste Systems, Inc. Class A (a)	1,222	8,004
CECO Environmental Corp.	550	3,933
Cintas Corp.	5,470	210,923
Copart, Inc. (a)	2,751	136,945
Courier Corp.	464	5,002
Encore Capital Group, Inc. (a)	982	21,879
EnerNOC, Inc. (a)	945	7,437
Fuel Tech, Inc. (a)	1,035	6,407
G&K Services, Inc. Class A	747	24,898
Guanwei Recycling Corp. (a)	810	672
Healthcare Services Group, Inc.	2,716	52,908
Heritage-Crystal Clean, Inc. (a)	1,015	22,442
Herman Miller, Inc.	2,346	49,266
Industrial Services of America, Inc. (a)	489	2,660
InnerWorkings, Inc. (a)	2,177	24,818
Interface, Inc. Class A	2,305	28,236
Intersections, Inc.	705	8,227
Kimball International, Inc. Class B	1,520	9,363
McGrath RentCorp.	1,039	32,988
Mobile Mini, Inc. (a)	1,600	34,560
Multi-Color Corp.	596	13,035
Perma-Fix Environmental Services, Inc. (a)	2,961	4,945
Portfolio Recovery Associates, Inc. (a)	650	45,325
R.R. Donnelley & Sons Co. (d)	8,000	110,560
Standard Parking Corp. (a)	1,008	18,194
Stericycle, Inc. (a)	3,520	305,430
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Swisher Hygiene, Inc. (Canada) (a)	6,410	$ 18,910
Sykes Enterprises, Inc. (a)	1,824	25,135
Tetra Tech, Inc. (a)	2,700	66,312
United Stationers, Inc.	1,920	55,757
US Ecology, Inc.	891	16,813
WCA Waste Corp. (a)	945	6,133
		1,403,192
Construction & Engineering - 0.1%
Aegion Corp. (a)	1,388	24,443
Foster Wheeler AG (a)	4,861	119,726
Great Lakes Dredge & Dock Corp.	1,830	12,975
Integrated Electrical Services, Inc. (a)	779	1,979
Layne Christensen Co. (a)	955	23,101
MYR Group, Inc. (a)	912	18,267
Northwest Pipe Co. (a)	528	12,925
Primoris Services Corp.	2,346	36,081
Sterling Construction Co., Inc. (a)	683	7,083
UniTek Global Services, Inc. (a)	693	2,862
		259,442
Electrical Equipment - 0.2%
A123 Systems, Inc. (a)(d)	4,214	7,585
Active Power, Inc. (a)	4,950	3,465
Altair Nanotechnologies, Inc. (a)(d)	1,424	983
American Superconductor Corp. (a)(d)	2,088	9,354
Broadwind Energy, Inc. (a)	3,864	2,434
Capstone Turbine Corp. (a)(d)	7,281	8,082
China BAK Battery, Inc. (a)(d)	1,921	1,496
China Recycling Energy Corp. (a)	1,696	2,120
Coleman Cable, Inc. (a)	657	7,470
Deswell Industries, Inc.	918	1,808
Encore Wire Corp.	1,099	32,014
Franklin Electric Co., Inc.	982	49,110
FuelCell Energy, Inc. (a)	7,538	11,232
Fushi Copperweld, Inc. (a)(d)	1,491	11,928
Global Power Equipment Group, Inc. (a)	625	15,156
Highpower International, Inc. (a)	501	606
Hoku Corp. (a)(d)	3,561	2,713
Hydrogenics Corp. (a)	276	1,557
II-VI, Inc. (a)	2,540	59,411
Jinpan International Ltd.	764	6,639
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Lihua International, Inc.	1,045	$ 6,437
Lime Energy Co. (a)	1,198	3,846
LSI Industries, Inc.	742	5,127
Ocean Power Technologies, Inc. (a)	624	2,090
Plug Power, Inc. (a)	539	1,197
Powell Industries, Inc. (a)	646	21,182
PowerSecure International, Inc. (a)	757	4,534
Preformed Line Products Co.	187	12,355
Satcon Technology Corp. (a)(d)	7,826	3,913
Ultralife Corp. (a)	961	4,738
Valence Technology, Inc. (a)(d)	8,828	8,210
Vicor Corp.	1,654	13,430
		322,222
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	859	54,160
Machinery - 0.9%
Altra Holdings, Inc. (a)	1,238	24,129
American Railcar Industries, Inc. (a)	800	23,600
Astec Industries, Inc. (a)	971	36,849
Chart Industries, Inc. (a)	1,198	81,931
China Valves Technology, Inc. (a)	1,280	3,085
Cleantech Solutions International, Inc. (a)	1,445	361
Columbus McKinnon Corp. (NY Shares) (a)	944	15,718
Commercial Vehicle Group, Inc. (a)	1,450	17,531
Dynamic Materials Corp.	480	10,709
Energy Recovery, Inc. (a)(d)	1,894	4,072
Flow International Corp. (a)	2,480	9,920
FreightCar America, Inc.	491	13,576
Gencor Industries, Inc. (a)	829	5,662
Hardinge, Inc.	416	4,089
Hurco Companies, Inc. (a)	240	5,719
L.B. Foster Co. Class A	614	18,082
Lincoln Electric Holdings, Inc.	3,450	159,356
Makita Corp. sponsored ADR	91	3,799
Middleby Corp. (a)	778	76,042
NN, Inc. (a)	1,110	9,923
Nordson Corp.	2,952	162,271
Omega Flex, Inc. (a)	384	6,056
PACCAR, Inc.	14,954	688,034
PMFG, Inc. (a)	592	9,715
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
RBC Bearings, Inc. (a)	1,056	$ 48,059
SmartHeat, Inc. (a)	134	531
Sun Hydraulics Corp.	1,120	36,803
Tecumseh Products Co.:
Class A (non-vtg.) (a)	854	3,920
Class B (a)	299	1,381
TriMas Corp. (a)	1,281	31,039
Twin Disc, Inc.	368	11,761
Westport Innovations, Inc. (a)	1,867	75,557
Woodward, Inc.	2,854	124,920
		1,724,200
Marine - 0.1%
DryShips, Inc. (a)(d)	17,127	59,602
Eagle Bulk Shipping, Inc. (a)(d)	2,915	4,664
Euroseas Ltd.	1,456	4,077
FreeSeas, Inc. (a)	310	347
Newlead Holdings Ltd. (a)	90	89
Star Bulk Carriers Corp.	2,966	2,936
Ultrapetrol (Bahamas) Ltd. (a)(d)	1,233	3,415
		75,130
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)	407	20,790
Acacia Research Corp. - Acacia Technologies (a)	1,706	67,387
Advisory Board Co. (a)	698	56,496
Barrett Business Services, Inc.	448	7,625
CoStar Group, Inc. (a)	1,054	63,219
CRA International, Inc. (a)	512	12,191
Exponent, Inc. (a)	640	30,861
Heidrick & Struggles International, Inc.	806	16,378
Hudson Highland Group, Inc. (a)	1,041	4,653
Huron Consulting Group, Inc. (a)	891	34,018
ICF International, Inc. (a)	850	22,041
Kelly Services, Inc. Class A (non-vtg.)	1,312	19,680
Kforce, Inc. (a)	1,814	25,577
Lightbridge Corp. (a)	766	2,244
Odyssey Marine Exploration, Inc. (a)(d)	4,180	12,749
On Assignment, Inc. (a)	1,713	23,776
Pendrell Corp. (a)	6,775	16,396
Resources Connection, Inc.	1,803	23,565
RPX Corp.	1,892	31,880
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Verisk Analytics, Inc. (a)	6,897	$ 300,020
VSE Corp.	214	5,228
		796,774
Road & Rail - 0.5%
AMERCO	859	89,456
Arkansas Best Corp.	1,078	19,188
Avis Budget Group, Inc. (a)	4,160	53,664
Covenant Transport Group, Inc. Class A (a)	913	2,967
Frozen Food Express Industries, Inc. (a)	1,840	2,226
Heartland Express, Inc.	3,720	53,828
J.B. Hunt Transport Services, Inc.	4,906	251,236
Landstar System, Inc.	2,048	110,715
Marten Transport Ltd.	838	17,489
Old Dominion Freight Lines, Inc. (a)	2,553	111,081
P.A.M. Transportation Services, Inc. (a)	689	7,910
Patriot Transportation Holding, Inc. (a)	465	10,463
Quality Distribution, Inc. (a)	902	11,735
Saia, Inc. (a)	679	11,074
Student Transportation, Inc.	2,133	14,656
Universal Truckload Services, Inc.	950	14,811
USA Truck, Inc. (a)	448	3,665
Vitran Corp., Inc. (a)	1,009	7,961
Werner Enterprises, Inc.	2,867	69,439
YRC Worldwide, Inc. (a)	298	2,724
Zipcar, Inc. (a)	1,893	24,628
		890,916
Trading Companies & Distributors - 0.4%
Aceto Corp.	1,030	8,539
Beacon Roofing Supply, Inc. (a)	1,809	42,656
DXP Enterprises, Inc. (a)	417	15,429
Fastenal Co.	12,181	641,695
General Finance Corp. (a)	1,941	4,969
H&E Equipment Services, Inc. (a)	1,376	23,791
Houston Wire & Cable Co.	827	11,743
Lawson Products, Inc.	640	10,438
Rush Enterprises, Inc.:
Class A (a)	1,112	26,488
Class B (a)	666	13,453
Titan Machinery, Inc. (a)	891	23,335
		822,536
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte SAB de CV ADR	213	$ 3,504
TOTAL INDUSTRIALS		8,405,101
INFORMATION TECHNOLOGY - 53.4%
Communications Equipment - 6.3%
Acme Packet, Inc. (a)	2,804	85,466
ADTRAN, Inc.	2,600	91,650
Alvarion Ltd. (a)	3,179	3,243
Ambient Corp. (a)	640	3,072
Anaren, Inc. (a)	855	14,997
Arris Group, Inc. (a)	4,934	56,198
Aruba Networks, Inc. (a)	4,425	95,536
AudioCodes Ltd. (a)	2,112	7,403
Aviat Networks, Inc. (a)	3,226	8,484
Bel Fuse, Inc. Class B (non-vtg.)	395	6,905
Black Box Corp.	832	22,397
Brocade Communications Systems, Inc. (a)	20,990	121,322
CalAmp Corp. (a)	2,893	12,440
Ceragon Networks Ltd. (a)	1,425	13,046
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,264	2,149
Ciena Corp. (a)	3,889	58,024
Cisco Systems, Inc.	223,423	4,441,649
Cogo Group, Inc. (a)	1,648	3,626
Comtech Telecommunications Corp.	1,073	34,626
Comverse Technology, Inc. (a)	8,533	54,782
Dialogic, Inc. (a)	1,153	957
Digi International, Inc. (a)	1,744	19,603
Ditech Networks, Inc. (a)	1,734	1,543
DragonWave, Inc. (a)	1,493	6,554
EchoStar Holding Corp. Class A (a)	1,942	58,202
EMCORE Corp. (a)	1,427	6,193
EXFO, Inc. (sub. vtg.) (a)	967	7,045
Extreme Networks, Inc. (a)	3,756	13,860
F5 Networks, Inc. (a)	3,283	410,244
Finisar Corp. (a)	3,538	71,786
Gilat Satellite Networks Ltd. (a)	2,587	9,753
Globecomm Systems, Inc. (a)	769	11,143
Harmonic, Inc. (a)	4,689	27,618
Infinera Corp. (a)	4,129	32,867
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
InterDigital, Inc.	1,845	$ 69,833
Ituran Location & Control Ltd.	750	10,688
Ixia (a)	3,200	44,224
JDS Uniphase Corp. (a)	9,046	117,960
KVH Industries, Inc. (a)	545	4,981
Loral Space & Communications Ltd. (a)	877	62,477
Meru Networks, Inc. (a)(d)	612	2,889
Mitel Networks, Inc. (a)	2,123	8,280
NETGEAR, Inc. (a)	1,562	58,684
Network Engines, Inc. (a)	6,620	9,400
Network Equipment Technologies, Inc. (a)	1,438	1,037
Oclaro, Inc. (a)	2,004	8,657
Oplink Communications, Inc. (a)	732	12,012
Opnext, Inc. (a)	2,528	2,553
ORBCOMM, Inc. (a)	1,585	5,120
Orckit Communications Ltd. (a)	822	370
Parkervision, Inc. (a)	4,359	3,609
PC-Tel, Inc.	1,190	8,747
Polycom, Inc. (a)	7,188	148,432
Powerwave Technologies, Inc. (a)	1,113	1,580
Procera Networks, Inc. (a)	576	11,209
QUALCOMM, Inc.	69,768	4,338,174
RADWARE Ltd. (a)	798	26,565
Research In Motion Ltd. (a)	21,920	310,606
RIT TECHNOLOGIES LTD (a)	1,813	6,110
Riverbed Technology, Inc. (a)	6,430	183,062
ShoreTel, Inc. (a)	2,886	15,498
Sierra Wireless, Inc. (a)	1,836	14,062
Silicom Ltd. (a)	368	6,146
Sonus Networks, Inc. (a)	11,238	32,815
Sycamore Networks, Inc. (a)	1,246	23,014
Symmetricom, Inc. (a)	2,609	15,315
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	9,367	93,483
Telestone Technologies Corp. (a)(d)	334	1,409
Tellabs, Inc.	14,905	59,024
Telular Corp.	1,433	10,776
Ubiquiti Networks, Inc. (d)	3,733	98,103
UTStarcom Holdings Corp. (a)	4,438	6,213
ViaSat, Inc. (a)	1,712	78,975
Westell Technologies, Inc. Class A (a)	2,963	6,785
Wi-Lan, Inc.	5,090	27,002
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Zhone Technologies, Inc. (a)	2,901	$ 3,481
ZST Digital Networks, Inc. (a)(d)	1,072	2,873
		11,766,616
Computers & Peripherals - 13.0%
Apple, Inc. (a)	38,631	20,954,967
Avid Technology, Inc. (a)	1,654	17,615
Concurrent Computer Corp. (a)	384	1,428
Cray, Inc. (a)	1,965	15,661
Datalink Corp. (a)	966	8,221
Dell, Inc. (a)	75,000	1,297,500
Dot Hill Systems Corp. (a)	3,638	5,057
Electronics for Imaging, Inc. (a)	1,645	26,254
Hutchinson Technology, Inc. (a)	1,126	2,443
iGO, Inc. (a)	4,245	2,972
Immersion Corp. (a)	1,424	9,242
Intevac, Inc. (a)	971	7,671
Logitech International SA (a)(d)	7,574	64,076
NetApp, Inc. (a)	15,347	659,921
Novatel Wireless, Inc. (a)	2,130	7,306
OCZ Technology Group, Inc. (a)(d)	1,888	16,218
Presstek, Inc. (a)	1,700	1,037
QLogic Corp. (a)	4,190	72,026
Rimage Corp.	426	4,665
SanDisk Corp. (a)	10,026	495,886
Seagate Technology	19,448	510,704
Silicon Graphics International Corp. (a)	1,078	10,446
Smart Technologies, Inc. Class A (a)	1,650	5,577
STEC, Inc. (a)	2,145	20,785
Stratasys, Inc. (a)	770	28,367
Super Micro Computer, Inc. (a)	1,302	21,535
Synaptics, Inc. (a)	1,440	52,920
Transact Technologies, Inc. (a)	1,334	8,991
USA Technologies, Inc. (a)(d)	7,060	7,201
Xyratex Ltd.	1,254	21,468
		24,358,160
Electronic Equipment & Components - 1.3%
Agilysys, Inc. (a)	1,120	9,016
Brightpoint, Inc. (a)	3,334	29,339
Cognex Corp.	1,915	81,656
Coherent, Inc. (a)	960	53,261
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Comverge, Inc. (a)	1,155	$ 1,594
Daktronics, Inc.	1,878	16,902
DDi Corp.	877	9,533
DTS, Inc. (a)	907	25,469
Echelon Corp. (a)	1,952	9,604
Electro Rent Corp.	1,152	20,794
Electro Scientific Industries, Inc.	1,424	19,708
FARO Technologies, Inc. (a)	736	40,819
FEI Co. (a)	1,552	69,095
Flextronics International Ltd. (a)	28,900	203,745
FLIR Systems, Inc.	6,405	167,619
GSI Group, Inc. (a)	1,600	18,384
HLS Systems International Ltd. (a)	2,123	21,570
I. D. Systems Inc. (a)	641	3,949
Identive Group, Inc. (a)	3,303	7,333
Insight Enterprises, Inc. (a)	1,741	36,387
IPG Photonics Corp. (a)	1,920	101,050
Itron, Inc. (a)	1,645	73,071
LeCroy Corp. (a)	587	5,377
Littelfuse, Inc.	854	45,202
LoJack Corp. (a)	1,121	4,125
Magal Security Systems Ltd. (a)	1,606	7,420
Maxwell Technologies, Inc. (a)	1,168	21,246
Measurement Specialties, Inc. (a)	555	18,049
Mercury Computer Systems, Inc. (a)	1,014	14,571
MicroVision, Inc. (a)	457	1,476
Molex, Inc.	3,838	104,010
Molex, Inc. Class A (non-vtg.)	3,270	73,150
MTS Systems Corp.	827	40,614
Multi-Fineline Electronix, Inc. (a)	1,190	31,368
National Instruments Corp.	4,880	129,808
NetList, Inc. (a)	2,427	8,446
Newport Corp. (a)	1,302	21,769
Orbotech Ltd. (a)	1,504	16,454
OSI Systems, Inc. (a)	763	45,017
PC Connection, Inc.	737	6,589
PC Mall, Inc. (a)	593	3,588
Planar Systems, Inc. (a)	2,072	4,248
Plexus Corp. (a)	1,493	51,807
Power-One, Inc. (a)	4,312	18,714
RadiSys Corp. (a)	998	7,475
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Richardson Electronics Ltd.	1,281	$ 15,705
Rofin-Sinar Technologies, Inc. (a)	1,195	28,035
Sanmina-SCI Corp. (a)	3,287	38,129
ScanSource, Inc. (a)	1,286	47,582
Tech Data Corp. (a)	1,760	94,125
Trimble Navigation Ltd. (a)	5,050	253,965
TTM Technologies, Inc. (a)	3,101	36,313
Universal Display Corp. (a)	1,970	81,381
Viasystems Group, Inc. (a)	755	13,983
X-Rite, Inc. (a)	3,408	15,438
Zygo Corp. (a)	1,073	20,580
		2,345,657
Internet Software & Services - 7.5%
21Vianet Group, Inc. ADR	1,259	15,297
Akamai Technologies, Inc. (a)	7,511	270,396
Ancestry.com, Inc. (a)(d)	1,717	39,113
Angie's List, Inc. (d)	2,325	37,200
Autobytel, Inc. (a)	1,873	1,817
Baidu.com, Inc. sponsored ADR (a)	11,276	1,541,429
Bazaarvoice, Inc.	2,249	37,333
Brightcove, Inc.	1,045	15,571
Carbonite, Inc. (d)	1,100	10,659
China Finance Online Co. Ltd. ADR (a)(d)	976	2,801
ChinaCache International Holdings Ltd. sponsored ADR (a)	240	1,922
comScore, Inc. (a)	1,158	25,464
Constant Contact, Inc. (a)	1,280	38,707
Cornerstone OnDemand, Inc.	1,989	41,252
CryptoLogic Ltd. (a)	512	1,278
DealerTrack Holdings, Inc. (a)	1,721	47,930
Digital River, Inc. (a)	1,622	28,628
EarthLink, Inc.	4,752	35,497
EasyLink Services International Corp. (a)	1,700	7,939
eBay, Inc. (a)	53,491	1,911,768
eGain Communications Corp. (a)	992	5,168
Equinix, Inc. (a)	2,009	281,622
FriendFinder Networks, Inc. (a)(d)	3,960	8,078
GigaMedia Ltd. (a)	2,273	3,205
Google, Inc. Class A (a)	10,649	6,583,744
IAC/InterActiveCorp	3,120	142,272
InfoSpace, Inc. (a)	1,494	17,345
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Internap Network Services Corp. (a)	2,439	$ 18,244
Internet Initiative Japan, Inc. sponsored ADR	758	5,958
iPass, Inc. (a)	8,256	17,833
j2 Global, Inc.	1,833	54,202
Keynote Systems, Inc.	720	14,321
KIT Digital, Inc. (a)	1,600	16,176
Ku6 Media Co. Ltd. sponsored ADR (a)	1,793	3,478
Limelight Networks, Inc. (a)	3,547	13,337
Liquidity Services, Inc. (a)	1,270	54,928
LivePerson, Inc. (a)	2,448	36,916
Local.com Corp. (a)(d)	2,386	5,679
LogMeIn, Inc. (a)	1,122	41,357
LoopNet, Inc. (a)	1,408	25,907
Marchex, Inc. Class B	1,910	8,194
Market Leader, Inc. (a)	918	3,066
MercadoLibre, Inc.	1,830	178,077
Move, Inc. (a)	1,648	14,436
NetEase.com, Inc. sponsored ADR (a)	3,142	164,704
NIC, Inc.	2,625	31,736
Open Text Corp. (a)	2,357	143,756
OpenTable, Inc. (a)(d)	1,012	49,082
Openwave Systems, Inc. (a)	3,798	9,191
Perficient, Inc. (a)	1,617	19,533
Points International Ltd. (a)	450	4,047
QuinStreet, Inc. (a)	1,869	19,531
RADVision Ltd. (a)	1,306	10,566
RealNetworks, Inc.	1,477	14,992
Rediff.com India Ltd. sponsored ADR (a)(d)	640	4,429
Remark Media, Inc. (a)	188	1,128
Responsys, Inc.	1,845	22,269
Saba Software, Inc. (a)	1,713	20,076
SciQuest, Inc. (a)	853	12,838
Selectica, Inc. (a)	364	1,674
Sify Technologies Ltd. sponsored ADR (a)	1,856	7,108
SINA Corp. (a)	2,734	186,076
Sohu.com, Inc. (a)(d)	1,576	77,760
SPS Commerce, Inc. (a)	565	14,040
Stamps.com, Inc. (a)	720	18,612
Support.com, Inc. (a)	2,928	9,662
TechTarget, Inc. (a)	1,600	11,040
TheStreet.com, Inc.	1,169	2,151
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Travelzoo, Inc. (a)	801	$ 20,345
Tudou Holdings Ltd. ADR (d)	213	3,410
United Online, Inc.	3,459	17,503
ValueClick, Inc. (a)	3,292	68,474
Velti PLC (a)	2,000	19,820
VeriSign, Inc.	6,692	247,269
VistaPrint Ltd. (a)(d)	1,546	62,891
Vocus, Inc. (a)	875	11,839
Web.com, Inc. (a)	1,976	26,162
WebMD Health Corp. (a)	2,462	61,181
WebMediaBrands, Inc. (a)	1,809	1,230
Yahoo!, Inc. (a)	51,654	766,029
Yandex NV (d)	6,746	143,690
Zillow, Inc. (a)	800	25,536
Zix Corp. (a)	4,390	12,863
		14,009,787
IT Services - 2.1%
Acxiom Corp. (a)	3,430	48,157
Automatic Data Processing, Inc.	20,212	1,097,916
Cardtronics, Inc. (a)	2,054	54,616
Cass Information Systems, Inc.	451	17,359
China Information Technology, Inc. (a)	2,026	1,641
Cognizant Technology Solutions Corp. Class A (a)	12,526	888,720
Computer Task Group, Inc. (a)	764	11,238
CSG Systems International, Inc. (a)	1,446	23,150
Echo Global Logistics, Inc. (a)	551	10,249
Edgewater Technology, Inc. (a)	934	3,493
Euronet Worldwide, Inc. (a)	2,118	40,856
ExlService Holdings, Inc. (a)	1,318	36,667
Fiserv, Inc. (a)	5,794	384,142
Forrester Research, Inc.	1,040	33,519
Hackett Group, Inc. (a)	1,808	8,715
HiSoft Technology International Ltd. ADR (a)	1,059	12,920
iGate Corp. (a)	2,177	37,945
Information Services Group, Inc. (a)	1,329	1,694
Infosys Ltd. sponsored ADR	3,192	184,115
Innodata Isogen, Inc. (a)	1,345	7,707
Jack Henry & Associates, Inc.	3,576	120,654
Lionbridge Technologies, Inc. (a)	2,289	5,929
LML Payment Systems, Inc. (a)	2,558	5,960
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
ManTech International Corp. Class A	853	$ 28,610
ModusLink Global Solutions, Inc.	1,776	9,875
NCI, Inc. Class A (a)	523	3,766
Online Resources Corp. (a)	1,041	3,123
Paychex, Inc.	14,866	465,306
PFSweb, Inc. (a)	433	1,212
PRG-Schultz International, Inc. (a)	1,846	10,301
Rainmaker Systems, Inc. (a)	2,561	1,818
Sapient Corp.	5,902	73,716
ServiceSource International, Inc.	2,773	46,586
Syntel, Inc.	1,733	88,730
Teletech Holdings, Inc. (a)	2,363	36,083
Virtusa Corp. (a)	1,066	16,662
Yucheng Technologies Ltd. (a)	529	1,349
		3,824,499
Office Electronics - 0.0%
Zebra Technologies Corp. Class A (a)	2,003	76,995
Semiconductors & Semiconductor Equipment - 8.9%
Advanced Energy Industries, Inc. (a)	1,600	19,200
Aixtron AG sponsored ADR	200	3,278
Alpha & Omega Semiconductor Ltd. (a)	1,230	12,189
Altera Corp.	13,325	512,346
Amkor Technology, Inc. (a)	8,171	52,213
Amtech Systems, Inc. (a)	427	3,741
ANADIGICS, Inc. (a)	3,216	8,265
Applied Materials, Inc.	54,866	671,560
Applied Micro Circuits Corp. (a)	2,581	17,499
ARM Holdings PLC sponsored ADR	5,864	159,384
ASM International NV unit (d)	2,251	84,480
ASML Holding NV	5,543	252,484
Atmel Corp. (a)	19,046	192,555
ATMI, Inc. (a)	1,377	30,335
AuthenTec, Inc. (a)	2,407	8,425
Avago Technologies Ltd.	10,346	389,113
Axcelis Technologies, Inc. (a)	4,865	8,076
AXT, Inc. (a)	2,121	12,153
Broadcom Corp. Class A	20,112	747,161
Brooks Automation, Inc.	3,206	38,312
Cabot Microelectronics Corp.	1,046	52,562
Camtek Ltd. (a)	1,585	3,582
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Canadian Solar, Inc. (a)(d)	2,123	$ 7,749
Cavium, Inc. (a)	1,964	70,174
Ceva, Inc. (a)	1,120	27,608
China Sunergy Co. Ltd. ADR (a)(d)	469	1,130
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)	2,252	28,173
Cirrus Logic, Inc. (a)	2,774	65,411
Cohu, Inc.	944	10,592
Cree, Inc. (a)	4,716	142,848
Cymer, Inc. (a)	1,286	59,130
Cypress Semiconductor Corp.	6,400	110,400
Diodes, Inc. (a)	1,734	43,073
DSP Group, Inc. (a)	1,392	8,895
Entegris, Inc. (a)	5,568	50,335
Entropic Communications, Inc. (a)	3,465	21,362
Exar Corp. (a)	1,872	13,104
Ezchip Semiconductor Ltd. (a)	1,088	43,977
First Solar, Inc. (a)(d)	3,517	113,599
FormFactor, Inc. (a)	1,979	10,113
FSI International, Inc. (a)	1,766	7,029
GSI Technology, Inc. (a)	1,301	5,985
GT Advanced Technologies, Inc. (a)	5,267	45,086
Hanwha Solarone Co. Ltd. ADR (a)	1,910	2,999
Himax Technologies, Inc. sponsored ADR	3,745	5,992
Hittite Microwave Corp. (a)	1,390	79,480
Ikanos Communications, Inc. (a)	1,984	1,489
Integrated Device Technology, Inc. (a)	5,239	36,201
Integrated Silicon Solution, Inc. (a)	1,078	11,405
Intel Corp.	211,932	5,696,732
Intermolecular, Inc.	1,600	10,048
Intersil Corp. Class A	5,270	59,656
IXYS Corp. (a)	1,734	20,687
JA Solar Holdings Co. Ltd. ADR (a)(d)	5,110	9,505
KLA-Tencor Corp.	6,845	331,298
Kopin Corp. (a)	3,526	12,694
Kulicke & Soffa Industries, Inc. (a)	3,062	34,478
Lam Research Corp. (a)	5,042	210,251
Lattice Semiconductor Corp. (a)	5,217	34,380
Linear Technology Corp.	9,524	318,864
LTX-Credence Corp. (a)	2,164	14,607
Marvell Technology Group Ltd. (a)	25,041	375,615
Mattson Technology, Inc. (a)	2,321	6,383
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Maxim Integrated Products, Inc.	12,185	$ 339,840
Mellanox Technologies Ltd. (a)	1,505	57,446
MEMSIC, Inc. (a)	1,964	5,990
Micrel, Inc.	2,553	27,241
Microchip Technology, Inc.	8,000	288,560
Micron Technology, Inc. (a)	41,452	354,415
Microsemi Corp. (a)	3,302	69,078
Mindspeed Technologies, Inc. (a)	1,256	8,177
MIPS Technologies, Inc. (a)	2,128	12,257
MKS Instruments, Inc.	2,091	62,625
Monolithic Power Systems, Inc. (a)	1,478	27,476
MoSys, Inc. (a)	1,632	6,234
Nanometrics, Inc. (a)	854	14,988
Nova Measuring Instruments Ltd. (a)	1,169	8,627
Novellus Systems, Inc. (a)	2,706	125,775
NVE Corp. (a)	224	11,984
NVIDIA Corp. (a)	25,280	382,992
NXP Semiconductors NV (a)	10,300	255,440
O2Micro International Ltd. sponsored ADR (a)	1,734	9,034
Omnivision Technologies, Inc. (a)	2,241	36,685
ON Semiconductor Corp. (a)	19,200	174,144
PDF Solutions, Inc. (a)	1,440	11,563
Pericom Semiconductor Corp. (a)	1,446	11,120
Photronics, Inc. (a)	2,385	16,719
Pixelworks, Inc. (a)	637	1,516
PLX Technology, Inc. (a)	2,241	7,866
PMC-Sierra, Inc. (a)	9,531	65,478
Power Integrations, Inc.	1,066	39,762
QuickLogic Corp. (a)	1,649	4,287
Rambus, Inc. (a)	4,755	33,665
Ramtron International Corp. (a)	1,302	2,474
RDA Microelectronics, Inc. sponsored ADR (a)	373	4,599
RF Micro Devices, Inc. (a)	11,894	56,734
Rubicon Technology, Inc. (a)	1,014	9,096
Rudolph Technologies, Inc. (a)	1,158	11,429
SemiLEDs Corp. (a)	1,173	5,020
Semtech Corp. (a)	2,774	79,642
Sigma Designs, Inc. (a)	1,222	7,027
Silicon Image, Inc. (a)	3,478	17,981
Silicon Laboratories, Inc. (a)	1,742	78,042
Silicon Motion Technology Corp. sponsored ADR (a)	1,313	23,371
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Siliconware Precision Industries Co. Ltd. sponsored ADR	4,636	$ 26,750
Skyworks Solutions, Inc. (a)	7,698	207,615
Spreadtrum Communications, Inc. ADR (d)	1,659	23,027
Standard Microsystems Corp. (a)	1,019	26,076
SunPower Corp. (a)	4,263	32,100
Supertex, Inc. (a)	526	9,710
Tessera Technologies, Inc. (a)	1,942	32,626
Texas Instruments, Inc.	47,360	1,579,456
Tower Semiconductor Ltd. (a)	10,664	7,534
TranSwitch Corp. (a)	2,252	6,373
TriQuint Semiconductor, Inc. (a)	6,849	44,108
Ultra Clean Holdings, Inc. (a)	1,137	9,289
Ultratech, Inc. (a)	1,061	28,870
Veeco Instruments, Inc. (a)	1,602	43,318
Vimicro International Corp. sponsored ADR (a)	2,151	3,313
Volterra Semiconductor Corp. (a)	1,350	41,486
Xilinx, Inc.	10,722	395,963
		16,721,463
Software - 14.3%
Accelrys, Inc. (a)	2,461	19,540
ACI Worldwide, Inc. (a)	1,790	67,626
Activision Blizzard, Inc.	47,739	570,481
Actuate Corp. (a)	1,856	11,210
Adobe Systems, Inc. (a)	20,403	671,055
Advent Software, Inc. (a)	2,240	57,635
Allot Communications Ltd. (a)	1,008	17,993
American Software, Inc. Class A	902	7,496
ANSYS, Inc. (a)	3,830	241,979
Ariba, Inc. (a)	4,267	134,282
AsiaInfo-Linkage, Inc. (a)(d)	3,075	39,299
Aspen Technology, Inc. (a)	3,803	78,190
Autodesk, Inc. (a)	9,347	353,784
AutoNavi Holdings Ltd. ADR (a)	928	11,136
Blackbaud, Inc.	1,734	54,708
BluePhoenix Solutions Ltd. (a)(d)	336	753
BMC Software, Inc. (a)	6,971	260,994
Bottomline Technologies, Inc. (a)	1,660	46,646
BroadSoft, Inc. (a)	1,130	41,098
CA, Inc.	20,462	553,088
Cadence Design Systems, Inc. (a)	11,062	130,200
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Callidus Software, Inc. (a)	2,833	$ 20,993
Changyou.com Ltd. (A Shares) ADR (a)	398	10,551
Check Point Software Technologies Ltd. (a)	8,593	499,769
China TransInfo Technology Corp. (a)	928	4,584
Cinedigm Digital Cinema Corp. (a)	1,168	2,032
Citrix Systems, Inc. (a)	7,691	574,825
ClickSoftware Technologies Ltd.	1,176	12,901
CommVault Systems, Inc. (a)	1,887	97,313
Compuware Corp. (a)	9,602	86,514
Concur Technologies, Inc. (a)	2,209	130,221
Convio, Inc. (a)	848	13,280
Deltek, Inc. (a)	2,470	27,244
Descartes Systems Group, Inc. (a)	3,184	26,060
Digimarc Corp. (a)	416	11,602
Ebix, Inc. (d)	1,372	31,968
Electronic Arts, Inc. (a)	13,617	222,366
EPIQ Systems, Inc.	1,600	18,384
ePlus, Inc. (a)	306	9,798
Evolving Systems, Inc.	1,413	7,616
FalconStor Software, Inc. (a)	2,705	7,709
Fortinet, Inc. (a)	6,229	168,494
Glu Mobile, Inc. (a)	4,228	15,982
Guidance Software, Inc. (a)	1,378	15,723
Informatica Corp. (a)	4,373	214,977
Interactive Intelligence Group, Inc. (a)	1,110	31,080
Intuit, Inc.	12,309	711,953
JDA Software Group, Inc. (a)	1,660	41,600
Jive Software, Inc.	2,261	49,312
KongZhong Corp. sponsored ADR (a)	1,066	5,554
Magic Software Enterprises Ltd. (a)	2,739	18,570
Majesco Entertainment Co. (a)(d)	2,588	6,444
Manhattan Associates, Inc. (a)	983	45,572
Mentor Graphics Corp. (a)	5,185	78,605
MICROS Systems, Inc. (a)	3,306	171,681
Microsoft Corp.	349,909	11,106,112
MicroStrategy, Inc. Class A (a)	400	54,236
Mitek Systems, Inc. (a)	1,000	10,400
Monotype Imaging Holdings, Inc. (a)	1,654	23,206
Motricity, Inc. (a)(d)	1,800	2,394
Net 1 UEPS Technologies, Inc. (a)	2,133	21,053
NetScout Systems, Inc. (a)	1,990	42,248
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
NICE Systems Ltd. sponsored ADR (a)	1,686	$ 57,644
Nuance Communications, Inc. (a)	12,452	322,756
Opnet Technologies, Inc.	1,094	31,234
Oracle Corp.	209,535	6,133,089
Parametric Technology Corp. (a)	5,000	133,500
Pegasystems, Inc.	1,453	40,800
Perfect World Co. Ltd. sponsored ADR Class B (a)	1,680	20,664
Pervasive Software, Inc. (a)	1,713	10,295
Progress Software Corp. (a)	2,697	62,543
QAD, Inc.:
Class A	704	9,610
Class B	176	2,420
QLIK Technologies, Inc. (a)	3,413	103,312
Quest Software, Inc. (a)	3,351	67,087
RealPage, Inc. (a)	2,850	56,516
Retalix Ltd. (a)	838	14,916
Rovi Corp. (a)	4,561	161,824
Scientific Learning Corp. (a)	2,097	4,320
SeaChange International, Inc. (a)	1,398	9,562
Shanda Games Ltd. sponsored ADR	3,998	17,431
Smith Micro Software, Inc. (a)	1,425	3,620
Sonic Foundry, Inc. (a)	350	2,580
Sourcefire, Inc. (a)	1,219	54,879
SRS Labs, Inc. (a)	888	5,941
SS&C Technologies Holdings, Inc. (a)	3,024	62,657
Symantec Corp. (a)	30,534	544,727
Synchronoss Technologies, Inc. (a)	1,500	50,190
Synopsys, Inc. (a)	6,117	186,385
Take-Two Interactive Software, Inc. (a)	3,398	52,499
Taleo Corp. Class A (a)	1,699	77,848
Tangoe, Inc. (a)	1,405	26,330
TeleCommunication Systems, Inc. Class A (a)	1,600	4,288
TeleNav, Inc. (a)	1,883	12,654
The9 Ltd. sponsored ADR (a)(d)	838	5,874
THQ, Inc. (a)(d)	3,536	1,909
TIBCO Software, Inc. (a)	6,620	191,781
TigerLogic Corp. (a)	1,052	2,378
TiVo, Inc. (a)	4,856	54,630
Trunkbow International Holdings Ltd. (a)	1,250	2,463
Ultimate Software Group, Inc. (a)	1,066	74,428
Vasco Data Security International, Inc. (a)	1,616	14,609
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Verint Systems, Inc. (a)	1,480	$ 40,685
Versant Corp. (a)	336	3,488
Wave Systems Corp. Class A (a)	3,433	6,900
Websense, Inc. (a)	1,734	31,229
Zynga, Inc. (d)	4,052	53,365
		26,847,979
TOTAL INFORMATION TECHNOLOGY		99,951,156
MATERIALS - 1.0%
Chemicals - 0.4%
A. Schulman, Inc.	1,386	35,814
ADA-ES, Inc. (a)	327	7,348
American Pacific Corp. (a)	560	4,351
Ampal-American Israel Corp. Class A (a)	2,080	624
Arabian American Development Co. (a)	934	7,407
Balchem Corp.	1,280	34,880
Cereplast, Inc. (a)	480	468
Gulf Resources, Inc. (a)(d)	1,248	3,444
Hawkins, Inc.	592	22,940
Innophos Holdings, Inc.	864	43,528
Innospec, Inc. (a)	1,088	33,684
KMG Chemicals, Inc.	545	9,456
Landec Corp. (a)	1,142	7,195
Material Sciences Corp. (a)	608	5,265
Methanex Corp.	3,942	123,560
Penford Corp. (a)	507	2,920
Senomyx, Inc. (a)	1,601	5,491
Sigma Aldrich Corp.	4,889	350,981
TPC Group, Inc. (a)	744	25,847
Yongye International, Inc. (a)(d)	2,133	8,425
Zoltek Companies, Inc. (a)	1,366	16,515
		750,143
Construction Materials - 0.0%
United States Lime & Minerals, Inc. (a)	368	22,411
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	320	11,165
Silgan Holdings, Inc.	2,712	115,314
		126,479
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.5%
Century Aluminum Co. (a)	3,697	$ 36,268
China Gerui Adv Mat Group Ltd. (a)(d)	1,672	6,621
China Natural Resources, Inc. (a)	870	7,795
China Precision Steel, Inc. (a)(d)	2,039	938
Globe Specialty Metals, Inc.	2,942	41,835
Handy & Harman Ltd. (a)	853	10,355
Haynes International, Inc.	464	29,367
Horsehead Holding Corp. (a)	1,668	19,015
Kaiser Aluminum Corp.	875	42,298
Olympic Steel, Inc.	512	12,001
Pan American Silver Corp.	4,443	111,297
Qiao Xing Universal Telephone, Inc. (a)	2,340	1,860
Randgold Resources Ltd. sponsored ADR	2,402	275,581
Royal Gold, Inc.	2,187	151,887
Schnitzer Steel Inds, Inc. Class A	923	41,683
Silver Standard Resources, Inc. (a)	3,537	60,660
SinoCoking Coal and Coke Chemical Industries, Inc. (a)	800	2,256
Steel Dynamics, Inc.	9,066	134,267
Sutor Technology Group Ltd. (a)(d)	2,108	2,572
Universal Stainless & Alloy Products, Inc. (a)	282	9,441
US Energy Corp. (a)	1,149	3,780
		1,001,777
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	2,411	20,783
TOTAL MATERIALS		1,921,593
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.5%
8x8, Inc. (a)	3,491	14,976
Alaska Communication Systems Group, Inc.	2,188	7,002
Atlantic Tele-Network, Inc.	587	22,494
B Communications Ltd. (a)	1,122	11,725
Boingo Wireless, Inc.	1,328	12,696
Cbeyond, Inc. (a)	1,174	9,016
City Telecom (HK) Ltd. sponsored ADR	598	7,690
Cogent Communications Group, Inc. (a)	1,888	34,777
Consolidated Communications Holdings, Inc.	1,377	26,122
Enternet Gold Golden Lines Ltd. (a)	768	6,182
FairPoint Communications, Inc. (a)	1,000	3,760
Frontier Communications Corp. (d)	41,600	190,944
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
General Communications, Inc. Class A (a)	1,569	$ 16,616
Globalstar, Inc. (a)(d)	11,331	9,649
Hawaiian Telcom Holdco, Inc. (a)	373	5,864
HickoryTech Corp.	608	6,530
inContact, Inc. (a)	3,440	18,335
Iridium Communications, Inc. (a)	2,616	19,986
Lumos Networks Corp.	965	12,352
Neutral Tandem, Inc. (a)	1,378	15,378
SureWest Communications	752	16,852
Towerstream Corp. (a)	1,692	4,805
tw telecom, inc. (a)	6,400	138,240
VocalTec Communications Ltd. (a)	900	18,450
Warwick Valley Telephone Co.	609	8,891
Windstream Corp.	24,359	294,257
		933,589
Wireless Telecommunication Services - 0.8%
America Movil SAB de CV Series A sponsored ADR	631	15,062
Clearwire Corp. Class A (a)	18,919	43,514
Leap Wireless International, Inc. (a)	3,014	31,466
NII Holdings, Inc. (a)	7,134	127,556
NTELOS Holdings Corp.	965	22,436
Partner Communications Co. Ltd. ADR	614	4,537
SBA Communications Corp. Class A (a)	4,583	215,080
Shenandoah Telecommunications Co.	950	9,491
USA Mobility, Inc.	960	13,171
Vodafone Group PLC sponsored ADR	38,089	1,031,831
		1,514,144
TOTAL TELECOMMUNICATION SERVICES		2,447,733
UTILITIES - 0.1%
Electric Utilities - 0.1%
MGE Energy, Inc.	950	41,667
Otter Tail Corp.	1,171	24,872
		66,539
Gas Utilities - 0.0%
China Natural Gas, Inc. (a)(d)	900	1,728
Independent Power Producers & Energy Traders - 0.0%
Synthesis Energy Systems, Inc. (a)	1,669	2,420
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - 0.0%
Artesian Resources Corp. Class A	400	$ 7,640
Cadiz, Inc. (a)	1,257	13,349
Connecticut Water Service, Inc.	496	14,295
Consolidated Water Co., Inc.	752	6,219
Middlesex Water Co.	544	10,020
Tri-Tech Holding, Inc. (a)	275	2,307
York Water Co.	454	7,868
		61,698
TOTAL UTILITIES		132,385
TOTAL COMMON STOCKS (Cost $148,561,574)		186,559,716
Investment Companies - 0.0%

Horizon Technology Finance Corp. (Cost $5,021)	320	5,296
Money Market Funds - 2.2%

Fidelity Cash Central Fund, 0.12% (b)	400,463	400,463
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	3,604,332	3,604,332
TOTAL MONEY MARKET FUNDS (Cost $4,004,795)		4,004,795
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $152,571,390)		190,569,807
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(3,329,499)
NET ASSETS - 100%		$ 187,240,308
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 88
Fidelity Securities Lending Cash Central Fund	94,811
Total	$ 94,899
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 31,008,748	$ 31,008,748	$ -	$ -
Consumer Staples	4,272,546	4,271,877	-	669
Energy	2,791,519	2,791,519	-	-
Financials	12,576,997	12,576,997	-	-
Health Care	23,051,938	23,051,870	-	68
Industrials	8,405,101	8,405,101	-	-
Information Technology	99,951,156	99,951,156	-	-
Materials	1,921,593	1,921,593	-	-
Telecommunication Services	2,447,733	2,447,733	-	-
Utilities	132,385	130,657	-	1,728
Investment Companies	5,296	5,296	-	-
Money Market Funds	4,004,795	4,004,795	-	-
Total Investments in Securities:	$ 190,569,807	$ 190,567,342	$ -	$ 2,465
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,945
Total Realized Gain (Loss)	(4,759)
Total Unrealized Gain (Loss)	4,975
Cost of Purchases	56
Proceeds of Sales	(664)
Amortization/Accretion	-
Transfers in to Level 3	912
Transfers out of Level 3	-
Ending Balance	$ 2,465
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ (230)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At February 29, 2012, the cost of investment securities for income tax purposes was $152,914,470. Net unrealized appreciation aggregated $37,655,337, of which $53,542,132 related to appreciated investment securities and $15,886,795 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

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see the fund's most recent prospectus and annual report.

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Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Nasdaq Composite
Index Fund

February 29, 2012

1.814098.107

EIF-QTLY-0412

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
CONSUMER DISCRETIONARY - 15.8%
Auto Components - 0.2%
Amerigon, Inc. (a)	2,088	$ 30,735
Ballard Power Systems, Inc. (a)	6,442	9,764
China Automotive Systems, Inc. (a)(d)	2,230	14,384
China XD Plastics Co. Ltd. (a)	4,588	23,353
Dorman Products, Inc. (a)	1,370	62,212
Exide Technologies (a)	5,824	17,297
Federal-Mogul Corp. Class A (a)	7,489	128,886
Fuel Systems Solutions, Inc. (a)	1,416	36,674
Gentex Corp.	11,733	277,485
Motorcar Parts of America, Inc. (a)	1,158	9,554
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	963	891
Shiloh Industries, Inc.	1,829	16,461
SORL Auto Parts, Inc. (a)	1,464	4,670
Spartan Motors, Inc.	2,787	15,914
Strattec Security Corp.	415	9,450
		657,730
Automobiles - 0.1%
Kandi Technologies Corp. (a)(d)	3,592	12,069
Tesla Motors, Inc. (a)(d)	8,172	273,027
		285,096
Distributors - 0.1%
Core-Mark Holding Co., Inc.	857	34,349
LKQ Corp. (a)	11,918	379,707
Pool Corp.	3,769	137,192
VOXX International Corp. (a)	1,524	19,492
Weyco Group, Inc.	1,086	25,347
		596,087
Diversified Consumer Services - 0.4%
American Public Education, Inc. (a)	1,395	54,628
Apollo Group, Inc. Class A (non-vtg.) (a)	10,029	427,637
Archipelago Learning, Inc. (a)(d)	2,068	18,902
Ascent Capital Group, Inc. (a)	1,024	50,422
Cambium Learning Group, Inc. (a)	3,505	10,094
Capella Education Co. (a)	1,212	47,026
Career Education Corp. (a)	5,375	46,333
ChinaCast Education Corp. (a)	4,251	23,381
ChinaEdu Corp. sponsored ADR (a)	1,016	6,309
Coinstar, Inc. (a)	2,355	137,132
Collectors Universe, Inc.	712	10,858
Corinthian Colleges, Inc. (a)	6,096	27,371
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Education Management Corp. (a)	9,979	$ 180,321
Grand Canyon Education, Inc. (a)	3,280	56,121
Learning Tree International, Inc. (a)	1,097	6,352
Lincoln Educational Services Corp.	1,850	15,651
Matthews International Corp. Class A	2,986	92,626
National American University Holdings, Inc.	1,829	12,638
Princeton Review, Inc. (a)	2,376	262
School Specialty, Inc. (a)	1,586	5,075
Steiner Leisure Ltd. (a)	1,160	58,046
Stewart Enterprises, Inc. Class A	6,460	40,181
Strayer Education, Inc.	941	96,824
		1,424,190
Hotels, Restaurants & Leisure - 2.1%
AFC Enterprises, Inc. (a)	2,049	32,764
Ambassadors Group, Inc.	1,175	6,192
Ameristar Casinos, Inc.	2,526	50,116
Asia Entertainment & Resources Ltd. (d)	2,800	17,836
Benihana, Inc.	1,165	12,104
BJ's Restaurants, Inc. (a)	2,108	104,662
Bob Evans Farms, Inc.	2,352	86,554
Bravo Brio Restaurant Group, Inc. (a)	2,791	53,810
Buffalo Wild Wings, Inc. (a)	1,373	118,751
Caesars Entertainment Corp. (d)	9,170	103,804
Caribou Coffee Co., Inc. (a)	1,897	31,452
Carrols Restaurant Group, Inc. (a)	1,559	18,521
Century Casinos, Inc. (a)	2,256	6,317
China Lodging Group Ltd. ADR (a)	1,825	28,853
Churchill Downs, Inc.	1,299	67,808
Cosi, Inc. (a)	1,996	2,076
Cracker Barrel Old Country Store, Inc.	1,744	97,088
Ctrip.com International Ltd. sponsored ADR (a)(d)	12,318	337,144
Denny's Corp. (a)	6,771	28,100
Dunkin' Brands Group, Inc. (a)(d)	9,303	270,159
Einstein Noah Restaurant Group, Inc.	1,406	19,726
eLong, Inc. sponsored ADR (a)	893	14,118
Empire Resorts, Inc. (a)(d)	12,390	36,179
Famous Dave's of America, Inc. (a)	1,074	11,728
Gaming Partners International Corp.	597	4,083
Great Wolf Resorts, Inc. (a)	3,173	12,851
Home Inns & Hotels Management, Inc. sponsored ADR (a)(d)	2,273	69,758
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Icahn Enterprises LP	7,649	$ 321,487
International Speedway Corp. Class A	2,203	55,427
Interval Leisure Group, Inc. (a)	4,229	57,049
Isle of Capri Casinos, Inc. (a)	3,470	22,035
Jack in the Box, Inc. (a)	3,535	84,310
Jamba, Inc. (a)	19,054	40,394
Lakes Entertainment, Inc. (a)	2,346	4,598
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	15,637	197,495
Monarch Casino & Resort, Inc. (a)	1,459	15,290
Morgans Hotel Group Co. (a)	2,367	12,143
MTR Gaming Group, Inc. (a)	1,922	6,900
Multimedia Games Holdng Co., Inc. (a)	2,225	22,762
O'Charleys, Inc. (a)	1,573	15,588
P.F. Chang's China Bistro, Inc.	1,700	65,144
Panera Bread Co. Class A (a)	2,195	339,303
Papa John's International, Inc. (a)	2,041	75,844
Peet's Coffee & Tea, Inc. (a)	962	61,943
Penn National Gaming, Inc. (a)	6,232	265,172
PokerTek, Inc. (a)	228	165
Premier Exhibitions, Inc. (a)	3,637	8,911
Red Robin Gourmet Burgers, Inc. (a)	1,253	43,116
Rick's Cabaret International, Inc. (a)	1,724	16,206
Ruth's Hospitality Group, Inc. (a)	3,483	21,699
Scientific Games Corp. Class A (a)	6,896	72,477
Shuffle Master, Inc. (a)	4,163	60,780
Sonic Corp. (a)	4,845	40,020
Starbucks Corp.	57,921	2,812,644
Texas Roadhouse, Inc. Class A	5,357	89,623
The Cheesecake Factory, Inc. (a)(d)	4,285	127,007
Town Sports International Holdings, Inc. (a)	1,521	15,666
Wendy's Co.	31,700	160,719
Wynn Resorts Ltd.	7,881	934,214
		7,708,685
Household Durables - 0.3%
Bassett Furniture Industries, Inc.	931	7,727
Cavco Industries, Inc. (a)	539	24,304
CTI Industries Corp.	672	3,098
Deer Consumer Products, Inc. (d)	2,580	10,810
Dixie Group, Inc. (a)	767	3,283
Flexsteel Industries, Inc.	620	10,602
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Garmin Ltd.	15,336	$ 723,706
Helen of Troy Ltd. (a)	2,717	88,303
Hooker Furniture Corp.	696	8,359
iRobot Corp. (a)	2,234	57,012
Lifetime Brands, Inc.	658	7,685
SGOCO Technology Ltd. (a)	1,000	930
Skullcandy, Inc. (a)(d)	2,168	30,612
SodaStream International Ltd. (a)(d)	1,510	61,533
Stanley Furniture Co., Inc. (a)	825	2,789
Universal Electronics, Inc. (a)	1,279	25,017
Zagg, Inc. (a)(d)	2,058	21,609
		1,087,379
Internet & Catalog Retail - 3.4%
1-800-FLOWERS.com, Inc. Class A (a)	1,747	4,769
Amazon.com, Inc. (a)	35,668	6,409,183
Bidz.com, Inc. (a)	6,158	3,604
Blue Nile, Inc. (a)(d)	1,069	38,110
dELiA*s, Inc. (a)	2,226	2,360
Expedia, Inc.	9,956	339,002
Gaiam, Inc. Class A (a)	1,930	6,987
Geeknet, Inc. (a)	449	6,515
Groupon, Inc. Class A (a)(d)	49,580	977,470
Hollywood Media Corp. (a)	3,540	3,929
HomeAway, Inc. (d)	6,247	165,421
HSN, Inc.	4,462	165,808
Liberty Media Corp. Interactive Series A (a)	45,013	844,444
MakeMyTrip Ltd. (a)(d)	2,900	66,729
Mecox Lane Ltd. ADR (a)	800	1,008
Netflix, Inc. (a)	4,407	487,987
NutriSystem, Inc.	2,035	22,934
Overstock.com, Inc. (a)	2,066	13,140
PetMed Express, Inc.	1,606	19,561
Priceline.com, Inc. (a)	3,902	2,446,632
Shutterfly, Inc. (a)	2,697	73,790
TripAdvisor, Inc. (a)	9,577	308,667
U.S. Auto Parts Network, Inc. (a)	2,459	11,926
ValueVision Media, Inc. Class A (a)	5,170	8,892
Vitacost.com, Inc. (a)	2,000	16,260
		12,445,128
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.3%
Arctic Cat, Inc. (a)	819	$ 30,123
Black Diamond, Inc. (a)	1,564	12,950
Escalade, Inc.	749	3,603
Hasbro, Inc.	10,385	366,798
JAKKS Pacific, Inc.	2,005	31,138
Johnson Outdoors, Inc. Class A (a)	771	12,675
Mattel, Inc.	26,638	864,137
Smith & Wesson Holding Corp. (a)	5,026	26,286
Summer Infant, Inc. (a)	1,750	10,483
		1,358,193
Media - 5.9%
AirMedia Group, Inc. ADR (a)(d)	3,030	9,029
AMC Networks, Inc. Class A	4,981	226,088
Beasley Broadcast Group, Inc. Class A (a)	689	2,673
Bona Film Group Ltd. sponsored ADR (a)	800	4,352
Carmike Cinemas, Inc. (a)	1,268	9,548
Central European Media Enterprises Ltd. Class A (a)(d)	4,404	32,854
Charter Communications, Inc. Class A (a)	8,431	534,610
China Yida Holding Co. (a)(d)	1,936	3,388
ChinaNet Online Holdings, Inc. (a)(d)	1,300	1,352
Comcast Corp.:
Class A	162,980	4,788,352
Class A (special) (non-vtg.)	49,850	1,425,212
Crown Media Holdings, Inc. Class A (a)(d)	28,919	37,016
CTC Media, Inc.	14,514	158,783
Cumulus Media, Inc. Class A (a)(d)	13,687	47,083
Daily Journal Corp. (a)	220	16,744
DialGlobal, Inc. (a)(d)	4,272	10,466
Digital Generation, Inc. (a)	2,136	21,360
DIRECTV (a)	55,012	2,548,156
Discovery Communications, Inc. (a)	10,625	495,656
Discovery Communications, Inc.:
Class B (a)(d)	715	33,312
Class C (non-vtg.) (a)	8,906	387,055
DISH Network Corp. Class A	16,222	473,196
DreamWorks Animation SKG, Inc. Class A (a)	5,535	95,534
Emmis Communications Corp. Class A (a)	2,486	1,815
Fisher Communications, Inc. (a)	802	22,993
Focus Media Holding Ltd. ADR (a)(d)	9,246	224,308
Global Sources Ltd. (a)	2,562	13,655
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Harris Interactive, Inc. (a)	4,199	$ 3,653
Insignia Systems, Inc.	738	1,579
Knology, Inc. (a)	2,957	52,723
Lamar Advertising Co. Class A (a)(d)	6,726	219,940
Liberty Global, Inc.:
Class A (a)	11,305	567,285
Class B (a)	247	11,747
Class C (a)	9,111	436,872
Liberty Media Corp. Capital Series A (a)	9,644	866,899
LodgeNet Entertainment Corp. (a)(d)	2,000	6,820
Madison Square Garden Co. Class A (a)	5,122	163,136
MDC Partners, Inc. Class A (sub. vtg.)	2,702	34,910
Morningstar, Inc.	3,743	224,093
National CineMedia, Inc.	4,109	65,374
Navarre Corp. (a)	2,626	4,464
New Frontier Media, Inc. (a)	2,838	3,491
News Corp.:
Class A	134,119	2,664,945
Class B	62,834	1,274,902
Nexstar Broadcasting Group, Inc. Class A (a)	1,166	9,620
Outdoor Channel Holdings, Inc.	1,940	13,677
Radio One, Inc. Class D (non-vtg.) (a)	3,233	3,104
ReachLocal, Inc. (a)	2,328	18,158
Reading International, Inc. Class A (a)	2,789	12,662
Rentrak Corp. (a)	996	20,697
RRSat Global Communications Network Ltd.	1,296	5,119
Salem Communications Corp. Class A (a)	1,009	2,654
Scholastic Corp.	2,270	69,394
Sinclair Broadcast Group, Inc. Class A	3,919	44,755
Sirius XM Radio, Inc. (a)(d)	292,429	660,890
Spanish Broadcasting System, Inc. Class A (a)	311	1,356
SuperMedia, Inc. (a)	1,700	4,845
Value Line, Inc.	658	7,547
Viacom, Inc.:
Class A	4,900	262,297
Class B (non-vtg.)	38,573	1,836,846
Virgin Media, Inc.	23,897	602,204
VisionChina Media, Inc. ADR (a)	5,356	9,560
WPP PLC sponsored ADR	749	48,063
		21,860,871
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	9,181	$ 812,610
Fred's, Inc. Class A	3,106	43,018
Gordmans Stores, Inc. (a)	1,550	23,514
Sears Holdings Corp. (a)(d)	8,308	578,735
The Bon-Ton Stores, Inc. (d)	1,410	6,768
Tuesday Morning Corp. (a)	4,055	13,909
		1,478,554
Specialty Retail - 2.0%
America's Car Mart, Inc. (a)	822	36,669
Ascena Retail Group, Inc. (a)	6,176	238,394
bebe Stores, Inc.	6,318	56,609
Bed Bath & Beyond, Inc. (a)	19,189	1,146,351
Big 5 Sporting Goods Corp.	1,981	15,432
Body Central Corp. (a)	1,200	33,408
Books-A-Million, Inc. (d)	1,634	4,281
Cache, Inc. (a)	659	4,106
Casual Male Retail Group, Inc. (a)	2,971	9,359
Charming Shoppes, Inc. (a)	8,467	47,839
Citi Trends, Inc. (a)	1,148	12,444
Coldwater Creek, Inc. (a)	6,864	6,452
Conn's, Inc. (a)	2,376	31,506
Cost Plus, Inc. (a)	1,641	21,563
Destination Maternity Corp.	894	16,074
Finish Line, Inc. Class A	3,833	88,121
Francescas Holdings Corp. (a)	3,285	75,391
Golfsmith International Holdings, Inc. (a)	629	2,573
Hastings Entertainment, Inc. (a)(d)	1,374	2,487
Hibbett Sports, Inc. (a)	2,043	100,005
Hot Topic, Inc.	3,405	30,373
Jos. A. Bank Clothiers, Inc. (a)	2,076	106,893
Kirkland's, Inc. (a)	1,743	27,801
Mattress Firm Holding Corp. (d)	2,500	83,100
Monro Muffler Brake, Inc.	2,852	130,821
O'Reilly Automotive, Inc. (a)	9,891	855,572
Orchard Supply Hardware Stores Corp. Class A (d)	370	9,968
Pacific Sunwear of California, Inc. (a)	4,706	9,883
Perfumania Holdings, Inc. (a)	1,696	16,977
PetSmart, Inc.	8,622	480,590
Rent-A-Center, Inc.	5,144	182,200
Ross Stores, Inc.	18,399	981,219
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
rue21, Inc. (a)	1,904	$ 50,799
Select Comfort Corp. (a)	4,300	127,237
Shoe Carnival, Inc. (a)	937	24,531
Staples, Inc.	55,302	810,727
Stein Mart, Inc. (a)	3,185	22,836
Tandy Leather Factory, Inc.	2,700	14,040
The Children's Place Retail Stores, Inc. (a)	1,978	100,384
Tractor Supply Co.	5,497	469,829
Trans World Entertainment Corp. (a)	1,445	3,381
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4,754	395,723
Urban Outfitters, Inc. (a)	11,854	336,535
West Marine, Inc. (a)	2,166	22,960
Wet Seal, Inc. Class A (a)	7,436	26,026
Winmark Corp.	446	25,810
Zumiez, Inc. (a)	2,370	74,465
		7,369,744
Textiles, Apparel & Luxury Goods - 0.6%
Cherokee, Inc.	881	9,929
Columbia Sportswear Co.	2,612	130,417
Crocs, Inc. (a)	6,717	131,989
Deckers Outdoor Corp. (a)	2,951	220,617
Exceed Co. Ltd. (a)(d)	1,935	7,179
Fossil, Inc. (a)	4,945	603,191
G-III Apparel Group Ltd. (a)	1,437	35,810
Heelys, Inc. (a)	1,200	2,664
Iconix Brand Group, Inc. (a)	5,462	99,190
Joe's Jeans, Inc. (a)	4,434	3,791
K-Swiss, Inc. Class A (a)	2,345	7,809
Kingold Jewelry, Inc. (a)(d)	2,507	4,989
Lacrosse Footwear, Inc.	760	9,720
LJ International, Inc. (a)	2,378	5,683
lululemon athletica, Inc. (a)	8,550	573,021
Perry Ellis International, Inc. (a)	1,086	18,929
R.G. Barry Corp.	1,275	17,825
Rocky Brands, Inc. (a)	1,005	11,809
Steven Madden Ltd. (a)	3,876	167,366
Tandy Brands Accessories, Inc. (a)	905	1,557
True Religion Apparel, Inc. (a)	1,926	50,789
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Vera Bradley, Inc. (a)(d)	3,107	$ 114,027
Wacoal Holdings Corp. sponsored ADR	189	11,847
		2,240,148
TOTAL CONSUMER DISCRETIONARY		58,511,805
CONSUMER STAPLES - 2.2%
Beverages - 0.2%
Central European Distribution Corp. (a)(d)	5,280	23,021
Coca-Cola Bottling Co. CONSOLIDATED	560	36,086
Craft Brew Alliance, Inc. (a)	2,374	14,838
Jones Soda Co. (a)	1,719	860
MGP Ingredients, Inc.	1,799	10,866
Monster Beverage Corp. (a)	13,444	768,862
National Beverage Corp.	3,175	50,832
Primo Water Corp. (a)	1,600	4,256
		909,621
Food & Staples Retailing - 1.4%
Andersons, Inc.	1,435	61,834
Arden Group, Inc. Class A	231	20,684
Casey's General Stores, Inc.	2,914	149,284
Chefs' Warehouse Holdings (a)	1,520	31,920
China Jo-Jo Drugstores, Inc. (a)	1,100	1,419
Costco Wholesale Corp.	33,855	2,913,561
Fresh Market, Inc. (a)	3,876	174,498
Ingles Markets, Inc. Class A	1,211	21,641
Nash-Finch Co.	1,029	27,587
PriceSmart, Inc.	2,322	150,071
QKL Stores, Inc. (a)	3,276	2,326
Spartan Stores, Inc.	1,954	34,859
Susser Holdings Corp. (a)	1,411	35,755
The Pantry, Inc. (a)	1,730	21,504
United Natural Foods, Inc. (a)	3,579	162,916
Village Super Market, Inc. Class A	428	12,879
Whole Foods Market, Inc.	14,153	1,142,713
Winn-Dixie Stores, Inc. (a)	4,206	39,873
		5,005,324
Food Products - 0.5%
Alico, Inc.	753	17,515
Bridgford Foods Corp. (a)	433	3,758
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Cal-Maine Foods, Inc.	1,661	$ 63,949
Calavo Growers, Inc.	1,103	30,333
Cresud S.A.C.I.F. y A. sponsored ADR	3,595	45,872
Diamond Foods, Inc.	1,662	39,755
Farmer Brothers Co.	1,539	17,037
GLG Life Tech Corp. (a)	1,584	2,081
Green Mountain Coffee Roasters, Inc. (a)	12,244	795,493
Griffin Land & Nurseries, Inc.	515	13,148
Hain Celestial Group, Inc. (a)	3,237	132,199
Imperial Sugar Co.	1,133	6,515
J&J Snack Foods Corp.	1,443	72,395
John B. Sanfilippo & Son, Inc. (a)	2,208	23,626
Lancaster Colony Corp.	2,271	148,001
Le Gaga Holdings Ltd. ADR (a)(d)	950	4,807
Lifeway Foods, Inc. (a)	1,830	16,653
Limoneira Co. (d)	1,164	21,348
Origin Agritech Ltd. (a)	2,765	6,691
Sanderson Farms, Inc.	1,630	80,196
Seneca Foods Corp. Class A (a)	877	22,469
SkyPeople Fruit Juice, Inc. (a)(d)	1,700	2,737
Smart Balance, Inc. (a)	4,903	29,369
Snyders-Lance, Inc.	5,028	112,879
SunOpta, Inc. (a)	4,632	23,253
Zhongpin, Inc. (a)	3,093	34,085
		1,766,164
Household Products - 0.0%
Central Garden & Pet Co. (a)	1,708	15,474
Central Garden & Pet Co. Class A (non-vtg.) (a)	2,367	22,652
WD-40 Co.	1,339	57,684
		95,810
Personal Products - 0.1%
China Sky One Medical, Inc. (a)(d)	1,836	2,001
Elizabeth Arden, Inc. (a)	2,172	80,690
Inter Parfums, Inc.	2,383	40,201
Mannatech, Inc. (a)	170	663
Nature's Sunshine Products, Inc. (a)	1,394	20,562
Nutraceutical International Corp. (a)	889	11,575
Parlux Fragrances, Inc. (a)	812	4,182
Physicians Formula Holdings, Inc. (a)	1,230	3,567
Reliv International, Inc.	923	1,237
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Synutra International, Inc. (a)(d)	4,211	$ 25,561
The Female Health Co.	3,903	19,203
		209,442
Tobacco - 0.0%
Star Scientific, Inc. (a)(d)	9,400	35,250
TOTAL CONSUMER STAPLES		8,021,611
ENERGY - 1.4%
Energy Equipment & Services - 0.3%
Dawson Geophysical Co. (a)	534	20,233
ENGlobal Corp. (a)	1,250	2,875
Exterran Partners LP	2,786	65,889
Forbes Energy Services Ltd. (a)	1,723	10,872
Gulf Island Fabrication, Inc.	1,159	33,970
Hercules Offshore, Inc. (a)	11,486	58,349
Lufkin Industries, Inc.	2,425	193,127
Matrix Service Co. (a)	1,981	26,228
Mitcham Industries, Inc. (a)	966	22,575
Ocean Rig UDW, Inc. (United States) (d)	10,453	181,882
OYO Geospace Corp. (a)	502	55,245
Patterson-UTI Energy, Inc.	12,284	238,555
PHI, Inc. (non-vtg.) (a)	1,185	26,189
Recon Technology Ltd. (a)	1,253	913
RigNet, Inc. (a)	1,200	20,400
Tesco Corp. (a)	2,917	44,688
TGC Industries, Inc. (a)	1,256	12,736
Union Drilling, Inc. (a)	1,670	11,256
		1,025,982
Oil, Gas & Consumable Fuels - 1.1%
Abraxas Petroleum Corp. (a)(d)	7,394	29,724
Alliance Holdings GP, LP	4,901	246,569
Alliance Resource Partners LP	2,746	197,080
Amyris, Inc. (a)(d)	3,400	18,292
APCO Oil and Gas International, Inc.	685	51,498
Approach Resources, Inc. (a)	2,586	89,372
ATP Oil & Gas Corp. (a)(d)	3,994	31,952
BioFuel Energy Corp. (a)	9,168	6,959
BreitBurn Energy Partners LP	4,788	90,254
Calumet Specialty Products Partners LP	3,639	86,572
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Capital Product Partners LP	5,919	$ 44,215
Carrizo Oil & Gas, Inc. (a)	2,927	82,454
Ceres, Inc.	1,717	23,969
Clayton Williams Energy, Inc. (a)(d)	941	83,137
Clean Energy Fuels Corp. (a)(d)	6,404	120,331
Copano Energy LLC	5,267	195,827
CREDO Petroleum Corp. (a)	813	9,333
Crimson Exploration, Inc. (a)	5,112	15,898
Crosstex Energy LP	4,020	69,144
Crosstex Energy, Inc.	3,675	50,458
Dorchester Minerals LP	2,405	59,187
Double Eagle Petroleum Co. (a)	564	3,830
Eagle Rock Energy Partners LP	12,356	134,557
Energy XXI (Bermuda) Ltd. (a)(d)	6,101	228,360
EV Energy Partners LP	2,610	185,675
FX Energy, Inc. (a)	3,870	24,497
GeoMet, Inc. (a)	2,493	1,695
Georesources, Inc. (a)	1,840	58,954
Gevo, Inc. (a)(d)	2,000	20,020
Golar LNG Ltd. (NASDAQ)	6,392	271,468
Golar LNG Partners LP	1,800	66,960
Green Plains Renewable Energy, Inc. (a)	2,634	29,896
Gulfport Energy Corp. (a)	4,109	138,145
Halcon Resources Corp. (a)(d)	2,527	27,772
Hallador Energy Co.	2,945	29,745
Isramco, Inc. (a)	192	15,859
Ivanhoe Energy, Inc. (a)	25,870	23,527
James River Coal Co. (a)(d)	2,824	16,182
KiOR, Inc. Class A (d)	3,185	27,710
Knightsbridge Tankers Ltd.	1,852	27,391
L&L Energy, Inc. (a)	2,643	6,158
Legacy Reserves LP	3,827	110,447
LINN Energy LLC/LINN Energy Finance Corp.	14,232	542,951
Magellan Petroleum Corp. (a)	4,557	5,787
Marine Petroleum Trust	339	8,638
Martin Midstream Partners LP	1,773	62,268
Pacific Ethanol, Inc. (a)(d)	11,886	14,620
Petroleum Development Corp. (a)	1,699	55,285
PostRock Energy Corp. (a)	1,147	4,209
PrimeEnergy Corp. (a)	333	7,509
Rex Energy Corp. (a)	3,122	35,903
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Rosetta Resources, Inc. (a)	4,540	$ 231,722
Sino Clean Energy, Inc. (a)	623	935
Sino Clean Energy, Inc. rights 6/20/11 (a)	623	0
Solazyme, Inc. (d)	4,572	63,002
StealthGas, Inc. (a)	5,088	24,422
Syntroleum Corp. (a)	7,054	8,747
Top Ships, Inc. (a)	189	512
TORM A/S ADR (a)	347	226
TransGlobe Energy Corp. (a)	5,544	64,423
Uranium Resources, Inc. (a)(d)	6,787	6,516
Verenium Corp. (a)	1,612	4,546
Warren Resources, Inc. (a)	6,353	24,777
Westmoreland Coal Co. (a)	1,067	11,214
ZaZa Energy Corp. (a)(d)	7,543	29,569
Zion Oil & Gas, Inc. (a)(d)	3,214	8,774
Zion Oil & Gas, Inc. warrants 8/15/12 (a)	1,286	283
		4,267,911
TOTAL ENERGY		5,293,893
FINANCIALS - 6.4%
Capital Markets - 1.2%
American Capital Ltd. (a)	29,265	260,751
BGC Partners, Inc. Class A	10,962	77,063
Calamos Asset Management, Inc. Class A	1,792	21,970
Capital Southwest Corp.	282	26,189
CIFI Corp. (a)	1,024	5,366
Cowen Group, Inc. Class A (a)	8,640	24,192
Diamond Hill Investment Group, Inc.	278	21,084
E*TRADE Financial Corp. (a)	22,383	215,548
Edelman Financial Group, Inc.	2,380	15,946
Epoch Holding Corp.	1,806	45,060
FBR Capital Markets Corp. (a)	5,452	13,739
Financial Engines, Inc. (a)	3,655	84,248
FirstCity Financial Corp. (a)	1,173	10,088
Gleacher & Co., Inc. (a)	12,422	18,881
Harris & Harris Group, Inc. (a)	3,415	14,685
ICG Group, Inc. (a)	2,800	24,276
INTL FCStone, Inc. (a)	1,551	35,130
LPL Investment Holdings, Inc. (a)	8,120	276,892
Medallion Financial Corp.	1,715	18,779
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Northern Trust Corp.	18,787	$ 834,331
Penson Worldwide, Inc. (a)(d)	2,074	2,655
Prospect Capital Corp.	10,544	113,981
Rodman & Renshaw Capital Group, Inc. (a)(d)	2,182	2,444
SEI Investments Co.	14,891	294,097
Siebert Financial Corp. (a)	2,067	3,121
T. Rowe Price Group, Inc.	19,679	1,212,030
TD Ameritrade Holding Corp.	41,851	781,358
U.S. Global Investments, Inc. Class A	870	6,438
Virtus Investment Partners, Inc. (a)	532	42,315
WisdomTree Investments, Inc. (a)	8,532	60,407
		4,563,064
Commercial Banks - 2.5%
1st Source Corp.	2,125	52,169
1st United Bancorp, Inc. (a)	2,920	17,228
Alliance Financial Corp.	376	11,100
American National Bankshares, Inc.	1,283	27,264
American River Bankshares (a)	684	4,610
Ameris Bancorp (a)	2,404	27,694
AmeriServ Financial, Inc. (a)	6,556	16,521
Ames National Corp.	710	15,372
Arrow Financial Corp.	1,869	44,968
Associated Banc-Corp.	12,982	171,882
BancFirst Corp.	1,242	50,835
Bancorp, Inc., Delaware (a)	3,061	25,468
BancTrust Financial Group, Inc. (a)	1,124	1,461
Bank of Kentucky Financial Corp.	771	19,144
Bank of Marin Bancorp	628	22,087
Bank of the Ozarks, Inc.	2,552	74,901
Banner Bank	1,488	30,668
BBCN Bancorp, Inc. (a)	6,841	70,120
BCB Bancorp, Inc.	1,563	16,333
Berkshire Bancorp, Inc. (a)	1,100	7,667
BNC Bancorp	1,039	7,793
BOK Financial Corp.	5,578	299,427
Boston Private Financial Holdings, Inc.	5,642	53,768
Bridge Bancorp, Inc.	828	16,610
Bridge Capital Holdings (a)	1,197	14,436
Bryn Mawr Bank Corp.	1,221	24,005
Camden National Corp.	695	24,568
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Capital Bank Corp. (a)	5,463	$ 12,019
Capital City Bank Group, Inc. (d)	1,669	13,135
Cardinal Financial Corp.	2,084	22,403
Cascade Bancorp (a)(d)	3,128	18,142
Cathay General Bancorp	6,123	100,050
Center Bancorp, Inc.	1,687	16,212
Centerstate Banks of Florida, Inc.	2,198	15,386
Century Bancorp, Inc. Class A (non-vtg.)	620	15,351
Chemical Financial Corp.	2,040	45,002
Citizens & Northern Corp.	1,323	26,328
Citizens Republic Bancorp, Inc. (a)	3,414	46,738
City Holding Co.	1,241	42,529
CNB Financial Corp., Pennsylvania	1,343	20,817
CoBiz, Inc.	2,695	15,712
Colony Bankcorp, Inc. (a)	217	840
Columbia Banking Systems, Inc.	3,122	66,030
Commerce Bancshares, Inc.	7,472	288,494
Commonwealth Bankshares, Inc. (a)	311	0
Community Trust Bancorp, Inc.	1,314	40,524
CVB Financial Corp.	8,004	86,203
Eagle Bancorp, Inc., Maryland (a)	1,872	29,035
East West Bancorp, Inc.	11,320	250,398
Eastern Virginia Bankshares, Inc. (a)	469	1,388
Encore Bancshares, Inc. (a)(d)	828	12,006
Enterprise Bancorp, Inc.	972	15,406
Enterprise Financial Services Corp.	1,516	17,586
Farmers Capital Bank Corp. (a)	175	1,024
Fidelity Southern Corp.	1,310	8,384
Fifth Third Bancorp	71,444	972,353
Financial Institutions, Inc.	990	16,196
First Bancorp, North Carolina	1,220	12,200
First Busey Corp.	7,187	34,785
First California Financial Group, Inc. (a)	3,569	16,489
First Citizen Bancshares, Inc.	660	116,259
First Community Bancshares, Inc.	1,290	15,996
First Connecticut Bancorp, Inc.	1,300	16,770
First Financial Bancorp, Ohio	4,493	73,550
First Financial Bankshares, Inc. (d)	2,406	82,430
First Financial Corp., Indiana	1,005	32,150
First Financial Service Corp. (a)(d)	413	1,280
First Interstate Bancsystem, Inc.	1,287	17,503
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First M&F Corp.	2,803	$ 10,820
First Merchants Corp.	2,065	22,880
First Midwest Bancorp, Inc., Delaware	5,604	64,782
First Niagara Financial Group, Inc.	22,227	212,490
First of Long Island Corp.	928	24,072
First Security Group, Inc. (a)	57	160
First South Bancorp, Inc., Virginia (a)	619	2,519
First United Corp. (a)	493	2,672
Firstbank Corp., Michigan	3,389	24,265
FirstMerit Corp.	8,198	131,578
FNB United Corp. (a)(d)	1,051	15,733
Fulton Financial Corp.	15,000	147,000
German American Bancorp, Inc.	1,177	23,046
Glacier Bancorp, Inc.	5,627	77,653
Great Southern Bancorp, Inc.	1,078	23,738
Green Bankshares, Inc. (a)	15,891	22,883
Grupo Financiero Galicia SA sponsored ADR (d)	3,399	23,385
Guaranty Bancorp (a)	7,930	12,609
Hampton Roads Bankshares, Inc. (a)	2,439	6,341
Hancock Holding Co.	6,493	220,437
Hanmi Financial Corp. (a)(d)	3,531	30,614
Hawthorn Bancshares, Inc.	580	4,147
Heartland Financial USA, Inc.	1,256	19,757
Heritage Commerce Corp. (a)	2,406	12,632
Heritage Financial Corp., Washington	1,562	20,931
Home Bancshares, Inc.	2,133	53,752
Huntington Bancshares, Inc.	66,966	391,416
IBERIABANK Corp.	2,259	119,817
Independent Bank Corp. (a)	135	209
Independent Bank Corp., Massachusetts	1,594	43,819
International Bancshares Corp. (d)	5,204	98,772
Intervest Bancshares Corp. Class A (a)	2,142	7,283
Investors Bancorp, Inc. (a)	8,370	121,616
Lakeland Bancorp, Inc.	1,788	16,199
Lakeland Financial Corp.	1,444	36,418
LNB Bancorp, Inc.	836	4,581
Macatawa Bank Corp. (a)(d)	1,576	4,334
MainSource Financial Group, Inc.	1,798	18,232
MB Financial, Inc.	4,194	83,461
MBT Financial Corp. (a)	578	1,225
Mercantile Bank Corp. (a)	1,976	26,577
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Merchants Bancshares, Inc.	610	$ 16,989
Metro Bancorp, Inc. (a)	1,268	13,492
Metrocorp Bancshares, Inc. (a)	1,279	10,360
Middleburg Financial Corp.	1,115	17,572
MidWestOne Financial Group, Inc.	1,033	17,974
National Bankshares, Inc. (d)	744	20,095
National Penn Bancshares, Inc.	11,161	97,659
NBT Bancorp, Inc.	2,710	59,105
NewBridge Bancorp (a)	1,464	5,944
North Valley Bancorp (a)	616	6,443
Northrim Bancorp, Inc.	787	15,740
Old Point Financial Corp.	453	4,729
Old Second Bancorp, Inc. (a)(d)	929	1,115
OmniAmerican Bancorp, Inc. (a)	1,053	18,838
Orrstown Financial Services, Inc.	901	7,794
Pacific Capital Bancorp NA (a)	2,578	72,210
Pacific Continental Corp.	1,605	13,482
Pacific Mercantile Bancorp (a)	1,383	6,030
PacWest Bancorp	2,870	62,480
Park Sterling Corp. (a)	2,400	10,920
Patriot National Bancorp, Inc. (a)(d)	2,549	4,435
Peapack-Gladstone Financial Corp.	1,047	13,171
Penns Woods Bancorp, Inc.	598	23,316
Peoples Bancorp, Inc.	991	16,024
Pinnacle Financial Partners, Inc. (a)	3,472	57,496
Popular, Inc. (a)	77,052	146,399
Porter Bancorp, Inc.	520	1,030
Preferred Bank, Los Angeles (a)	1,901	19,200
PremierWest Bancorp (a)(d)	661	919
PrivateBancorp, Inc.	5,561	80,635
Renasant Corp.	1,973	29,930
Republic Bancorp, Inc., Kentucky Class A	1,490	38,829
Republic First Bancorp, Inc. (a)	1,871	3,779
Royal Bancshares of Pennsylvania, Inc. Class A (a)	504	665
Rurban Financial Corp. (a)	723	2,675
S&T Bancorp, Inc.	2,197	46,598
S.Y. Bancorp, Inc.	1,269	27,601
Sandy Spring Bancorp, Inc.	2,008	36,264
SCBT Financial Corp.	1,235	38,248
Seacoast Banking Corp., Florida (a)	10,180	18,833
Shore Bancshares, Inc.	765	4,720
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Sierra Bancorp	1,527	$ 14,048
Signature Bank (a)	3,724	221,057
Silver State Bancorp (a)	100	0
Simmons First National Corp. Class A	1,418	37,279
Southcoast Financial Corp.	587	857
Southern Community Financial Corp. (a)	910	1,611
Southside Bancshares, Inc.	1,386	29,536
Southwest Bancorp, Inc., Oklahoma (a)	1,648	14,107
State Bank Financial Corp. (a)	2,700	43,848
StellarOne Corp.	1,819	21,155
Sterling Financial Corp., Washington (a)	4,813	93,661
Suffolk Bancorp (a)	1,100	13,310
Summit Financial Group, Inc. (a)	583	2,198
Sun Bancorp, Inc., New Jersey (a)	5,346	15,343
Susquehanna Bancshares, Inc.	15,518	143,852
SVB Financial Group (a)	3,504	207,717
Taylor Capital Group, Inc. (a)	2,397	32,240
Texas Capital Bancshares, Inc. (a)	2,903	98,383
The First Bancorp, Inc.	846	12,690
TIB Financial Corp. (a)	691	7,463
TowneBank	2,286	29,535
Trico Bancshares	1,437	23,279
Trustmark Corp.	4,781	112,736
UMB Financial Corp.	3,088	128,615
Umpqua Holdings Corp.	8,625	106,260
Union/First Market Bankshares Corp.	1,847	25,636
United Bankshares, Inc., West Virginia	3,677	107,663
United Community Banks, Inc., Georgia (a)	3,021	27,098
United Security Bancshares, Inc.	450	2,754
United Security Bancshares, California	1,013	2,178
Univest Corp. of Pennsylvania	1,663	26,275
Virginia Commerce Bancorp, Inc. (a)	3,098	26,023
VIST Financial Corp.	512	6,124
Washington Banking Co., Oak Harbor	1,292	16,395
Washington Trust Bancorp, Inc.	1,289	30,304
WesBanco, Inc.	2,143	41,789
West Bancorp., Inc.	1,654	15,928
West Coast Bancorp (a)	1,495	25,639
Westamerica Bancorp.	2,058	97,467
Western Liberty Bancorp (a)	1,400	3,962
Wilshire Bancorp, Inc. (a)	5,053	21,930
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Wintrust Financial Corp.	2,660	$ 89,669
Yadkin Valley Financial Corp. (a)	667	1,381
Zions Bancorporation	14,472	274,968
		9,311,758
Consumer Finance - 0.3%
CompuCredit Holdings Corp. (a)	2,801	15,041
Consumer Portfolio Services, Inc. (a)	1,184	1,385
Credit Acceptance Corp. (a)	1,938	186,552
DFC Global Corp. (a)	3,378	60,500
EZCORP, Inc. (non-vtg.) Class A (a)	3,512	110,628
First Cash Financial Services, Inc. (a)	2,333	98,593
Netspend Holdings, Inc. (a)	6,992	60,201
Nicholas Financial, Inc.	993	12,879
QC Holdings, Inc.	1,821	6,829
SLM Corp.	39,193	617,682
World Acceptance Corp. (a)	1,195	75,906
		1,246,196
Diversified Financial Services - 0.6%
California First National Bancorp	901	13,344
CBOE Holdings, Inc.	6,711	185,022
CME Group, Inc.	5,169	1,496,374
Interactive Brokers Group, Inc.	3,336	52,909
Life Partners Holdings, Inc.	1,553	6,600
MarketAxess Holdings, Inc.	2,718	90,020
Marlin Business Services Corp.	1,512	23,738
NewStar Financial, Inc. (a)	3,787	37,340
PICO Holdings, Inc. (a)	1,834	40,550
Resource America, Inc. Class A	1,085	6,456
The NASDAQ Stock Market, Inc. (a)	13,848	364,756
		2,317,109
Insurance - 0.8%
21st Century Holding Co. (a)	878	2,924
Alterra Capital Holdings Ltd.	7,841	180,029
American National Insurance Co.	2,170	156,457
Amerisafe, Inc. (a)	1,368	30,862
Amtrust Financial Services, Inc. (d)	4,509	121,788
Arch Capital Group Ltd. (a)	10,190	377,540
Argo Group International Holdings, Ltd.	2,777	82,893
Baldwin & Lyons, Inc. Class B	1,289	27,121
Cincinnati Financial Corp.	11,920	419,226
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
CNinsure, Inc. ADR (a)	2,816	$ 20,500
Donegal Group, Inc. Class A	1,525	20,999
Eastern Insurance Holdings, Inc.	468	6,786
eHealth, Inc. (a)	2,729	41,017
EMC Insurance Group	1,487	31,331
Enstar Group Ltd. (a)	1,082	104,932
Erie Indemnity Co. Class A	3,829	291,425
Global Indemnity PLC (a)	1,582	30,264
Greenlight Capital Re, Ltd. (a)	2,430	57,227
Hallmark Financial Services, Inc. (a)	1,598	10,787
Harleysville Group, Inc.	1,984	112,314
Infinity Property & Casualty Corp.	923	50,608
Investors Title Co.	213	9,623
Kansas City Life Insurance Co.	814	26,064
Maiden Holdings Ltd.	7,077	61,216
National Interstate Corp.	1,751	42,287
National Western Life Insurance Co. Class A	280	38,013
Navigators Group, Inc. (a)	1,545	72,630
Presidential Life Corp.	2,652	28,695
Safety Insurance Group, Inc.	1,157	49,381
Selective Insurance Group, Inc.	3,984	68,445
State Auto Financial Corp.	3,084	43,114
Tower Group, Inc.	3,204	73,852
United Fire Group, Inc.	1,973	39,638
		2,729,988
Real Estate Investment Trusts - 0.2%
American Capital Agency Corp.	16,939	520,197
American Capital Mortgage Investment Corp.	1,300	28,028
Gladstone Commercial Corp.	1,389	24,821
Gyrodyne Co. of America, Inc. (a)	286	29,881
Investors Real Estate Trust	7,209	55,005
Mission West Properties, Inc.	1,926	19,260
Potlatch Corp.	2,987	92,059
Retail Opportunity Investments Corp.	4,650	54,080
Sabra Health Care REIT, Inc.	4,057	57,934
		881,265
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)	1,954	125,916
AV Homes, Inc. (a)	1,147	12,009
China HGS Real Estate, Inc. (a)	4,000	3,160
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
China Housing & Land Development, Inc. (a)(d)	4,266	$ 5,930
China Real Estate Information Corp. ADR (a)	1,625	8,856
Elbit Imaging Ltd. (a)	2,178	5,445
FirstService Corp. (sub. vtg.) (a)	2,137	68,926
Stratus Properties, Inc. (a)	1,162	10,295
Thomas Properties Group, Inc.	2,004	8,617
ZipRealty, Inc. (a)	624	786
		249,940
Thrifts & Mortgage Finance - 0.7%
America First Tax Exempt Investors LP	2,764	14,622
ASB Bancorp, Inc.	402	4,844
Atlantic Coast Financial Corp. (a)	130	273
Bank Mutual Corp.	4,433	17,422
BankFinancial Corp.	1,864	10,532
Beneficial Mutual Bancorp, Inc. (a)	6,631	60,143
Berkshire Hills Bancorp, Inc.	1,503	33,051
BofI Holding, Inc. (a)	882	14,456
Brookline Bancorp, Inc., Delaware	6,005	55,126
Camco Financial Corp. (a)	727	1,658
Cape Bancorp, Inc. (a)	2,034	16,394
Capitol Federal Financial, Inc.	13,728	160,480
CFS Bancorp, Inc.	2,034	11,370
Charter Financial Corp., Georgia	1,600	15,456
Chicopee Bancorp, Inc. (a)	942	13,621
Citizens South Banking Corp., Delaware	1,285	5,590
Clifton Savings Bancorp, Inc.	1,915	18,824
Dime Community Bancshares, Inc.	2,984	41,537
Eagle Bancorp Montana, Inc.	1,310	13,100
ESB Financial Corp.	1,496	19,074
ESSA Bancorp, Inc.	1,042	10,024
First Advantage Bancorp	905	11,494
First Defiance Financial Corp.	1,088	17,016
First Federal Bancshares of Arkansas, Inc. (a)(d)	1,752	12,439
First Financial Holdings, Inc.	1,653	16,133
First Financial Northwest, Inc. (a)(d)	1,666	12,278
First PacTrust Bancorp, Inc.	1,274	14,931
Flushing Financial Corp.	2,335	30,238
Fox Chase Bancorp, Inc.	1,170	14,637
Franklin Financial Corp./VA (a)	1,350	18,212
Heritage Financial Group, Inc.	1,347	16,151
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
HMN Financial, Inc. (a)	448	$ 829
Home Federal Bancorp, Inc.	1,430	14,343
Home Loan Servicing Solutions Ltd.	1,100	14,916
Hudson City Bancorp, Inc.	40,977	280,692
Kaiser Federal Financial Group, Inc.	1,220	16,482
Kearny Financial Corp.	7,772	72,513
Louisiana Bancorp, Inc. (a)	851	13,573
LSB Financial Corp. (a)	136	2,320
Meridian Interstate Bancorp, Inc. (a)	2,072	26,791
MutualFirst Financial, Inc.	1,656	14,656
NASB Financial, Inc. (a)	486	6,741
Northeast Community Bancorp, Inc.	696	4,795
Northfield Bancorp, Inc. (d)	3,482	47,982
Northwest Bancshares, Inc.	8,086	102,045
OceanFirst Financial Corp.	1,772	24,330
Oritani Financial Corp.	4,328	56,394
People's United Financial, Inc.	26,768	337,009
Provident Financial Holdings, Inc.	1,514	15,609
Prudential Bancorp, Inc. of Pennsylvania	1,172	6,083
Pulaski Financial Corp.	1,793	13,322
PVF Capital Corp. (a)	1,421	2,430
Riverview Bancorp, Inc. (a)	4,177	9,440
Rockville Financial, Inc.	3,776	43,613
Roma Financial Corp.	2,638	26,934
Severn Bancorp, Inc. (a)	677	2,356
SI Financial Group, Inc.	1,048	11,014
Territorial Bancorp, Inc.	974	20,454
TFS Financial Corp. (a)	25,629	239,631
Timberland Bancorp, Inc. (a)	4,139	17,384
Tree.com, Inc. (a)	969	7,403
Trustco Bank Corp., New York	11,125	59,630
United Community Financial Corp., Ohio (a)	1,934	2,611
United Financial Bancorp, Inc.	1,560	24,726
ViewPoint Financial Group	2,729	40,908
Washington Federal, Inc.	8,413	136,291
Waterstone Financial, Inc. (a)	2,022	4,792
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Westfield Financial, Inc.	2,783	$ 22,069
WSFS Financial Corp.	688	26,481
		2,470,718
TOTAL FINANCIALS		23,770,038
HEALTH CARE - 11.8%
Biotechnology - 5.6%
3SBio, Inc. sponsored ADR (a)	1,653	19,291
Aastrom Biosciences, Inc. (a)(d)	2,172	3,888
Acadia Pharmaceuticals, Inc. (a)	2,336	3,901
Achillion Pharmaceuticals, Inc. (a)	5,756	60,438
Acorda Therapeutics, Inc. (a)	3,497	91,482
Aegerion Pharmaceuticals, Inc. (a)	1,865	31,201
AEterna Zentaris, Inc. (sub. vtg.) (a)(d)	9,090	15,635
Affymax, Inc. (a)	3,457	35,296
Agenus, Inc. (a)	1,609	5,133
Alexion Pharmaceuticals, Inc. (a)	14,472	1,211,741
Alkermes PLC (a)	11,297	198,940
Allos Therapeutics, Inc. (a)	7,271	10,834
Alnylam Pharmaceuticals, Inc. (a)	3,693	49,265
AMAG Pharmaceuticals, Inc. (a)	1,731	27,367
Amarin Corp. PLC ADR (a)	11,799	91,442
Amgen, Inc.	68,562	4,658,788
Amicus Therapeutics, Inc. (a)	2,472	14,783
Amylin Pharmaceuticals, Inc. (a)	12,636	215,949
Anacor Pharmaceuticals, Inc. (a)	2,000	11,880
Anthera Pharmaceuticals, Inc. (a)	3,099	20,515
Ardea Biosciences, Inc. (a)	2,812	59,952
Arena Pharmaceuticals, Inc. (a)	13,380	23,816
ARIAD Pharmaceuticals, Inc. (a)	12,281	176,110
ArQule, Inc. (a)	4,918	34,918
Array Biopharma, Inc. (a)	3,726	10,470
Arrowhead Research Corp. (a)(d)	535	2,868
AspenBio Pharma, Inc. (a)	301	265
Astex Pharmaceuticals, Inc. (a)(d)	7,419	13,577
Athersys, Inc. (a)	2,708	5,524
AVEO Pharmaceuticals, Inc. (a)	3,528	46,005
AVI BioPharma, Inc. (a)(d)	10,138	10,544
Avigen, Inc. rights (a)	1,684	0
BioCryst Pharmaceuticals, Inc. (a)	3,295	15,355
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Biogen Idec, Inc. (a)	18,982	$ 2,210,834
BioMarin Pharmaceutical, Inc. (a)	8,894	317,961
BioMimetic Therapeutics, Inc. (a)	2,643	5,497
Biosante Pharmaceuticals, Inc. (a)(d)	8,342	6,445
Biospecifics Technologies Corp. (a)(d)	868	15,034
Burcon NutraScience Corp. (a)	2,165	15,992
Celgene Corp. (a)	34,690	2,543,644
Cell Therapeutics, Inc. (a)	35,029	44,837
Celldex Therapeutics, Inc. (a)	6,996	26,515
Cepheid, Inc. (a)	5,101	206,029
Chelsea Therapeutics International Ltd. (a)	4,899	18,077
China Biologic Products, Inc. (a)(d)	1,711	16,973
Cleveland Biolabs, Inc. (a)(d)	3,204	11,759
Clovis Oncology, Inc.	1,507	37,660
Codexis, Inc. (a)	3,083	12,147
Cubist Pharmaceuticals, Inc. (a)	4,593	196,856
Cubist Pharmaceuticals, Inc. rights (a)	5,544	0
Curis, Inc. (a)(d)	6,461	29,139
Cyclacel Pharmaceuticals, Inc. (a)	6,783	4,884
Cytokinetics, Inc. (a)	4,127	4,251
Cytori Therapeutics, Inc. (a)	4,179	13,582
CytRx Corp. (a)	5,744	1,976
Dendreon Corp. (a)(d)	11,871	133,667
Discovery Laboratories, Inc. (a)	618	2,206
DUSA Pharmaceuticals, Inc. (a)	2,662	12,831
Dyax Corp. (a)	6,344	9,453
Dynavax Technologies Corp. (a)(d)	8,722	36,632
EntreMed, Inc. (a)	899	1,861
Enzon Pharmaceuticals, Inc. (a)	3,917	27,693
Exact Sciences Corp. (a)	4,630	43,476
Exelixis, Inc. (a)	9,751	55,386
Galena Biopharma, Inc. (a)(d)	745	797
Genomic Health, Inc. (a)	2,164	63,146
Gentium SpA sponsored ADR (a)	532	4,602
GenVec, Inc. (a)	764	2,063
Geron Corp. (a)	8,872	17,744
Gilead Sciences, Inc. (a)	58,544	2,663,752
Grifols SA ADR (d)	14,106	100,294
GTx, Inc. (a)	5,496	19,016
Halozyme Therapeutics, Inc. (a)(d)	10,013	115,250
Horizon Pharma, Inc. (d)	1,500	5,175
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Human Genome Sciences, Inc. (a)	15,090	$ 118,909
Idenix Pharmaceuticals, Inc. (a)	8,308	97,785
Idera Pharmaceuticals, Inc. (a)	1,411	1,806
ImmunoGen, Inc. (a)	5,680	78,214
Immunomedics, Inc. (a)	5,451	19,406
Incyte Corp. (a)(d)	9,595	162,731
Infinity Pharmaceuticals, Inc. (a)	1,942	15,827
Insmed, Inc. (a)	2,201	9,376
InterMune, Inc. (a)	5,644	75,742
Ironwood Pharmaceuticals, Inc. Class A (a)	4,704	62,987
Isis Pharmaceuticals, Inc. (a)(d)	7,855	71,559
Keryx Biopharmaceuticals, Inc. (a)(d)	5,121	17,002
Lexicon Pharmaceuticals, Inc. (a)	36,007	61,212
Ligand Pharmaceuticals, Inc.:
Class B (a)	1,504	22,079
General CVR	1,518	30
Glucagon CVR (a)	1,518	23
H3 CVR rights 12/31/11 (a)	1,639	0
MRK CVR rights 12/31/11 (a)	1,639	0
rights (a)	1,518	38
TR Beta CVR (a)	1,518	15
MannKind Corp. (a)	9,598	22,459
Marshall Edwards, Inc. (a)(d)	544	473
Maxygen, Inc. (a)	3,058	16,788
Medivation, Inc. (a)	2,625	171,964
Metabolix, Inc. (a)(d)	2,402	6,606
Micromet, Inc. (a)	7,307	80,304
Momenta Pharmaceuticals, Inc. (a)	3,916	57,409
Myrexis, Inc. (a)	2,341	7,491
Myriad Genetics, Inc. (a)	6,488	157,010
Nabi Biopharmaceuticals (a)	3,990	7,461
Nanosphere, Inc. (a)	2,685	5,800
Neurocrine Biosciences, Inc. (a)	4,029	31,708
NeurogesX, Inc. (a)	1,369	789
NewLink Genetics Corp.	1,309	11,074
Novavax, Inc. (a)	7,440	9,449
NPS Pharmaceuticals, Inc. (a)	7,006	47,781
Nymox Pharmaceutical Corp. (a)(d)	3,188	25,217
OncoGenex Pharmaceuticals, Inc. (a)	1,058	16,907
Oncolytics Biotech, Inc. (a)	4,695	23,721
Oncothyreon, Inc. (a)(d)	3,910	32,062
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
ONYX Pharmaceuticals, Inc. (a)	4,797	$ 183,821
OREXIGEN Therapeutics, Inc. (a)	3,466	13,587
Osiris Therapeutics, Inc. (a)(d)	2,459	12,836
OXiGENE, Inc. (a)	80	92
Oxygen Biotherapeutics, Inc. (a)(d)	1,500	4,035
PDL BioPharma, Inc.	10,307	65,759
Peregrine Pharmaceuticals, Inc. (a)(d)	4,464	4,191
Pharmacyclics, Inc. (a)	5,881	148,142
Pluristem Therapeutics, Inc. (a)(d)	3,372	7,520
Progenics Pharmaceuticals, Inc. (a)	3,007	29,318
QLT, Inc. (a)	4,361	33,056
Raptor Pharmaceutical Corp. (a)	3,878	27,068
Regeneron Pharmaceuticals, Inc. (a)	7,226	757,213
Repligen Corp. (a)	3,646	16,079
Rigel Pharmaceuticals, Inc. (a)	5,128	51,280
Sangamo Biosciences, Inc. (a)	4,425	23,320
Savient Pharmaceuticals, Inc. (a)(d)	5,462	10,979
SciClone Pharmaceuticals, Inc. (a)	4,363	20,462
Seattle Genetics, Inc. (a)(d)	8,698	160,565
SIGA Technologies, Inc. (a)	3,606	10,277
Sinovac Biotech Ltd. (a)	4,346	9,214
Spectrum Pharmaceuticals, Inc. (a)(d)	4,974	70,581
StemCells, Inc. (a)(d)	1,913	2,104
Sunesis Pharmaceuticals, Inc. (a)	2,845	4,950
Synageva BioPharma Corp. (a)(d)	1,371	51,166
Synta Pharmaceuticals Corp. (a)	3,543	16,936
Targacept, Inc. (a)	2,644	18,032
Telik, Inc. (a)	2,715	380
Theratechnologies, Inc. (a)	4,600	11,853
Theravance, Inc. (a)	7,117	133,088
Trius Therapeutics, Inc. (a)	7,463	37,763
United Therapeutics Corp. (a)	4,667	222,756
Vanda Pharmaceuticals, Inc. (a)	2,216	10,282
Verastem, Inc.	1,409	16,344
Vertex Pharmaceuticals, Inc. (a)	16,827	654,907
Vical, Inc. (a)	5,241	16,771
XOMA Corp. (a)	1,862	2,812
Zalicus, Inc. (a)	9,513	9,513
ZIOPHARM Oncology, Inc. (a)(d)	4,831	23,720
		20,672,295
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.7%
Abaxis, Inc. (a)	1,679	$ 44,594
Abiomed, Inc. (a)	2,746	57,336
Accuray, Inc. (a)	5,503	37,310
Align Technology, Inc. (a)(d)	6,899	176,683
Alphatec Holdings, Inc. (a)(d)	5,917	11,124
Analogic Corp.	836	47,610
Angiodynamics, Inc. (a)	2,144	27,915
Anika Therapeutics, Inc. (a)	1,002	11,383
ArthroCare Corp. (a)	2,137	55,776
Atricure, Inc. (a)	1,732	17,666
Atrion Corp.	170	35,020
BioLase Technology, Inc.	2,398	6,523
BSD Medical Corp. (a)(d)	812	1,778
Cardica, Inc. (a)	1,278	2,582
Cardiovascular Systems, Inc. (a)(d)	1,580	14,299
Cerus Corp. (a)(d)	5,389	20,263
Conceptus, Inc. (a)	3,516	47,361
CONMED Corp.	2,243	66,931
Cutera, Inc. (a)	1,010	9,444
Cyberonics, Inc. (a)	2,180	81,161
Cynosure, Inc. Class A (a)	700	12,453
Delcath Systems, Inc. (a)(d)	3,168	13,812
DENTSPLY International, Inc.	10,923	422,502
DexCom, Inc. (a)	4,859	52,429
DynaVox, Inc. Class A (a)	830	2,631
EDAP TMS SA sponsored ADR (a)(d)	1,813	4,043
Endologix, Inc. (a)	4,661	61,665
Exactech, Inc. (a)	1,007	16,001
Gen-Probe, Inc. (a)	3,878	264,790
Given Imaging Ltd. (a)	2,235	43,538
Hansen Medical, Inc. (a)(d)	11,167	35,623
HeartWare International, Inc. (a)	1,247	91,355
Hologic, Inc. (a)	20,574	426,499
ICU Medical, Inc. (a)	1,041	47,761
IDEXX Laboratories, Inc. (a)(d)	4,333	371,555
Imris, Inc. (a)	3,300	9,437
Insulet Corp. (a)	3,630	71,584
Integra LifeSciences Holdings Corp. (a)	2,187	69,109
Intuitive Surgical, Inc. (a)	3,057	1,564,022
IRIS International, Inc. (a)	1,884	21,044
Kensey Nash Corp.	812	18,335
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
LeMaitre Vascular, Inc.	1,743	$ 9,761
Mako Surgical Corp. (a)(d)	3,113	121,718
Masimo Corp. (a)	4,499	98,078
Medical Action Industries, Inc. (a)	1,561	8,461
MELA Sciences, Inc. (a)(d)	1,612	7,447
Meridian Bioscience, Inc.	3,230	58,205
Merit Medical Systems, Inc. (a)	3,132	39,213
Natus Medical, Inc. (a)	2,216	23,202
Neogen Corp. (a)	2,120	73,564
NeuroMetrix, Inc. (a)	82	64
NuVasive, Inc. (a)	2,964	46,505
NxStage Medical, Inc. (a)	4,140	82,800
OraSure Technologies, Inc. (a)	3,377	33,871
Orthofix International NV (a)	1,423	55,796
Palomar Medical Technologies, Inc. (a)	1,877	20,722
PhotoMedex, Inc.	1,894	21,459
Quidel Corp. (a)	2,300	32,614
Rochester Medical Corp. (a)	1,184	11,106
Rockwell Medical Technologies, Inc. (a)	1,656	15,715
RTI Biologics, Inc. (a)	5,687	21,042
Sirona Dental Systems, Inc. (a)	4,430	221,057
Solta Medical, Inc. (a)	4,423	12,561
SonoSite, Inc. (a)	1,202	64,812
Staar Surgical Co. (a)	2,835	29,569
Stereotaxis, Inc. (a)(d)	5,673	4,340
SurModics, Inc. (a)	1,470	20,874
Synergetics USA, Inc. (a)	2,800	17,640
Syneron Medical Ltd. (a)	2,826	31,538
The Spectranetics Corp. (a)	2,907	22,558
ThermoGenesis Corp. (a)	1,101	1,112
Thoratec Corp. (a)	4,482	154,629
Tornier BV	3,022	71,017
TranS1, Inc. (a)	1,691	4,972
Trinity Biotech PLC sponsored ADR	1,741	17,602
Unilife Corp. (a)(d)	5,294	19,641
Utah Medical Products, Inc.	362	11,023
Vascular Solutions, Inc. (a)	1,180	12,378
Volcano Corp. (a)	4,204	117,838
Winner Medical Group, Inc. (a)	1,800	6,732
Wright Medical Group, Inc. (a)	3,220	53,323
Young Innovations, Inc.	669	20,237
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Zeltiq Aesthetics, Inc. (d)	2,348	$ 26,016
Zoll Medical Corp. (a)	1,648	120,551
		6,236,310
Health Care Providers & Services - 1.3%
Acadia Healthcare Co., Inc. (a)	1,664	23,279
Air Methods Corp. (a)	973	87,794
Almost Family, Inc. (a)	863	19,745
Amedisys, Inc. (a)	2,171	27,897
American CareSource Holdings, Inc. (a)	1,100	561
AmSurg Corp. (a)	2,310	60,360
Bio-Reference Laboratories, Inc. (a)	2,262	45,557
BioScrip, Inc. (a)	4,119	26,114
CardioNet, Inc. (a)	1,581	5,043
Catalyst Health Solutions, Inc. (a)	3,858	239,273
Chindex International, Inc. (a)	1,481	13,818
Corvel Corp. (a)	957	43,390
Cross Country Healthcare, Inc. (a)	3,098	17,535
Express Scripts, Inc. (a)	37,953	2,024,033
Gentiva Health Services, Inc. (a)	2,288	17,961
Healthways, Inc. (a)	2,712	21,560
Henry Schein, Inc. (a)	6,895	510,368
HMS Holdings Corp. (a)	6,400	206,208
IPC The Hospitalist Co., Inc. (a)	1,313	47,754
LCA-Vision, Inc. (a)	1,176	10,137
LHC Group, Inc. (a)	1,484	25,258
LifePoint Hospitals, Inc. (a)	3,903	152,100
Lincare Holdings, Inc.	6,461	173,542
Magellan Health Services, Inc. (a)	2,380	112,479
Medcath Corp. (a)	1,216	9,436
MModal, Inc. (a)	3,902	40,152
MWI Veterinary Supply, Inc. (a)	943	81,636
National Research Corp.	738	28,509
Patterson Companies, Inc.	9,264	295,707
PDI, Inc. (a)	1,717	11,882
Providence Service Corp. (a)	853	12,838
PSS World Medical, Inc. (a)	4,281	103,729
RadNet, Inc. (a)	2,333	6,976
Sharps Compliance Corp. (a)(d)	2,640	10,322
Sun Healthcare Group, Inc. (a)	1,840	8,206
The Ensign Group, Inc.	1,539	42,184
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
U.S. Physical Therapy, Inc.	940	$ 17,869
VCA Antech, Inc. (a)	7,769	170,840
		4,752,052
Health Care Technology - 0.6%
Allscripts-Misys Healthcare Solutions, Inc. (a)	14,819	286,303
athenahealth, Inc. (a)(d)	2,634	186,145
Authentidate Holding Corp. (a)	3,564	2,317
Cerner Corp. (a)	13,406	989,765
Computer Programs & Systems, Inc.	840	51,106
Epocrates, Inc. (a)	1,700	15,810
HealthStream, Inc. (a)	3,395	69,360
iCAD, Inc. (a)	4,747	2,421
MedAssets, Inc. (a)	4,491	64,131
Medidata Solutions, Inc. (a)	1,894	37,766
Merge Healthcare, Inc. (a)	7,249	47,336
Omnicell, Inc. (a)	2,544	37,956
Quality Systems, Inc.	4,448	190,686
SXC Health Solutions Corp. (a)	5,183	370,532
Transcend Services, Inc. (a)	1,025	22,038
		2,373,672
Life Sciences Tools & Services - 0.6%
Affymetrix, Inc. (a)	5,223	21,780
Albany Molecular Research, Inc. (a)	3,021	8,278
Apricus Biosciences, Inc. (a)	2,588	8,851
BG Medicine, Inc.	1,419	10,983
Bruker BioSciences Corp. (a)	12,696	203,517
Combimatrix Corp. (a)	142	219
Complete Genomics, Inc. (a)(d)	2,200	8,184
Compugen Ltd. (a)	3,805	23,325
eResearchTechnology, Inc. (a)	4,207	26,841
Fluidigm Corp. (a)	1,500	21,630
Furiex Pharmaceuticals, Inc. (a)	710	12,808
Harvard Bioscience, Inc. (a)	2,115	8,777
ICON PLC sponsored ADR (a)	4,511	95,543
Illumina, Inc. (a)	9,173	470,116
Life Technologies Corp. (a)	13,926	658,839
Luminex Corp. (a)	3,105	69,769
Medtox Scientific, Inc. (a)	957	14,834
Pacific Biosciences of California, Inc. (a)	4,115	17,160
PAREXEL International Corp. (a)	4,464	109,279
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
pSivida Corp. (a)	1,100	$ 2,354
PURE Bioscience, Inc. (a)	1,890	718
QIAGEN NV (a)(d)	18,164	277,546
Sequenom, Inc. (a)(d)	7,112	30,724
SeraCare Life Sciences, Inc. (a)	1,401	5,562
Techne Corp.	2,837	203,101
		2,310,738
Pharmaceuticals - 2.0%
Acura Pharmaceuticals, Inc. (a)(d)	4,909	15,905
Akorn, Inc. (a)	7,462	93,499
Alexza Pharmaceuticals, Inc. (a)	4,285	2,678
Alimera Sciences, Inc. (a)(d)	2,500	9,400
Ampio Pharmaceuticals, Inc. (a)(d)	2,700	10,422
Auxilium Pharmaceuticals, Inc. (a)	3,611	71,353
AVANIR Pharmaceuticals Class A (a)(d)	8,701	24,015
Biodel, Inc. (a)	1,400	889
Cadence Pharmaceuticals, Inc. (a)	8,714	32,678
Cardiome Pharma Corp. (a)	5,488	12,238
ChemoCentryx, Inc.	2,495	25,549
Columbia Laboratories, Inc. (a)	6,149	4,058
Corcept Therapeutics, Inc. (a)(d)	7,129	28,017
Cornerstone Therapeutics, Inc. (a)	1,844	10,585
Cumberland Pharmaceuticals, Inc. (a)	1,718	13,624
DepoMed, Inc. (a)	3,719	23,393
Durect Corp. (a)	8,664	6,411
Echo Therapeutics, Inc. (a)	2,817	5,211
Endo Pharmaceuticals Holdings, Inc. (a)	8,911	330,331
Endocyte, Inc.	3,058	10,856
Flamel Technologies SA sponsored ADR (a)	2,626	16,780
Hi-Tech Pharmacal Co., Inc. (a)	1,068	42,635
Impax Laboratories, Inc. (a)	4,943	115,419
Ista Pharmaceuticals, Inc. (a)	4,162	34,461
Jazz Pharmaceuticals PLC (a)	4,313	226,303
MAP Pharmaceuticals, Inc. (a)	2,449	39,306
Mylan, Inc. (a)	32,783	768,434
Nektar Therapeutics (a)(d)	8,502	60,959
Novogen Ltd. sponsored ADR (a)	19	44
NuPathe, Inc. (a)(d)	1,000	3,010
Obagi Medical Products, Inc. (a)	1,285	14,585
Omeros Corp. (a)	2,026	13,777
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Optimer Pharmaceuticals, Inc. (a)	3,635	$ 46,492
Pacira Pharmaceuticals, Inc.	3,000	32,100
Pain Therapeutics, Inc. (a)	3,313	12,159
Perrigo Co.	7,470	769,858
Pozen, Inc. (a)	3,117	13,590
ProPhase Labs, Inc. (a)	1,566	1,582
Questcor Pharmaceuticals, Inc. (a)	4,864	189,210
Repros Therapeutics, Inc. (a)	372	1,562
Sagent Pharmaceuticals, Inc. (d)	3,256	70,623
Salix Pharmaceuticals Ltd. (a)	5,063	249,707
Santarus, Inc. (a)	10,399	47,003
Shire PLC sponsored ADR	3,778	395,368
Skystar Bio-Pharmaceutical Co. Ltd. (a)	1,359	4,145
Somaxon Pharmaceuticals, Inc. (a)	2,940	1,793
Sucampo Pharmaceuticals, Inc. Class A (a)	1,103	8,052
Teva Pharmaceutical Industries Ltd. sponsored ADR	54,818	2,456,395
The Medicines Company (a)	4,778	102,393
Transcept Pharmaceuticals, Inc. (a)	1,571	13,118
ViroPharma, Inc. (a)	6,151	197,201
Vivus, Inc. (a)	7,173	161,393
Warner Chilcott PLC (a)	19,212	321,417
XenoPort, Inc. (a)	3,198	12,792
Zogenix, Inc. (a)	8,170	18,628
		7,193,406
TOTAL HEALTH CARE		43,538,473
INDUSTRIALS - 4.3%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)	1,694	48,245
American Science & Engineering, Inc.	697	50,672
API Technologies Corp. (a)(d)	4,000	15,160
Ascent Solar Technologies, Inc. (a)	1,977	1,503
Astronics Corp. (a)	811	27,112
BE Aerospace, Inc. (a)	8,476	388,540
Ceradyne, Inc.	1,896	58,605
Elbit Systems Ltd.	3,181	117,093
GeoEye, Inc. (a)	1,723	34,925
Innovative Solutions & Support, Inc. (a)	1,668	7,122
KEYW Holding Corp. (a)(d)	1,900	13,490
Kratos Defense & Security Solutions, Inc. (a)	3,289	20,951
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
LMI Aerospace, Inc. (a)	964	$ 19,617
Sypris Solutions, Inc. (a)	1,434	5,406
Taser International, Inc. (a)	4,353	17,543
TAT Technologies Ltd. (a)	863	3,659
		829,643
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	5,013	27,221
Atlas Air Worldwide Holdings, Inc. (a)	1,983	84,515
C.H. Robinson Worldwide, Inc.	12,718	841,550
Expeditors International of Washington, Inc.	16,141	704,232
Forward Air Corp.	2,253	75,859
Hub Group, Inc. Class A (a)	2,743	97,733
Pacer International, Inc. (a)	2,247	12,403
Park-Ohio Holdings Corp. (a)	752	14,100
UTI Worldwide, Inc.	7,778	125,537
		1,983,150
Airlines - 0.2%
Allegiant Travel Co. (a)	1,629	81,417
Hawaiian Holdings, Inc. (a)	4,459	23,677
JetBlue Airways Corp. (a)	22,278	113,618
Pinnacle Airlines Corp. (a)	2,738	3,203
Republic Airways Holdings, Inc. (a)	4,760	25,276
Ryanair Holdings PLC sponsored ADR (a)	8,802	295,043
SkyWest, Inc.	4,083	46,628
Spirit Airlines, Inc. (a)	6,116	119,445
		708,307
Building Products - 0.1%
AAON, Inc.	1,827	33,891
American Woodmark Corp.	1,276	18,132
Apogee Enterprises, Inc.	2,050	27,204
Builders FirstSource, Inc. (a)	6,715	20,346
China Ceramics Co. Ltd. (a)	1,500	5,130
Gibraltar Industries, Inc. (a)	2,751	38,019
Insteel Industries, Inc.	1,187	14,909
Nortek, Inc. (a)	1,085	38,463
PGT, Inc. (a)	4,454	7,037
Universal Forest Products, Inc.	1,517	48,756
US Home Systems, Inc.	272	3,832
		255,719
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.7%
A.T. Cross Co. Class A (a)	980	$ 9,751
Acorn Energy, Inc.	1,217	10,040
Asset Acceptance Capital Corp. (a)	2,070	9,708
Asta Funding, Inc.	1,124	8,857
Casella Waste Systems, Inc. Class A (a)	2,025	13,264
CECO Environmental Corp.	977	6,986
Cintas Corp.	10,047	387,412
Copart, Inc. (a)	5,481	272,844
Courier Corp.	1,323	14,262
Encore Capital Group, Inc. (a)	1,873	41,730
EnerNOC, Inc. (a)	1,893	14,898
Fuel Tech, Inc. (a)	2,055	12,720
G&K Services, Inc. Class A	1,298	43,262
Guanwei Recycling Corp. (a)	1,400	1,162
Healthcare Services Group, Inc.	4,923	95,900
Heritage-Crystal Clean, Inc. (a)	1,021	22,574
Herman Miller, Inc.	5,712	119,952
Industrial Services of America, Inc. (a)	694	3,775
InnerWorkings, Inc. (a)(d)	3,775	43,035
Interface, Inc. Class A	4,547	55,701
Intersections, Inc.	1,282	14,961
Kimball International, Inc. Class B	2,252	13,872
McGrath RentCorp.	1,837	58,325
Mobile Mini, Inc. (a)	3,376	72,922
Multi-Color Corp.	1,696	37,092
Perma-Fix Environmental Services, Inc. (a)	4,865	8,125
Portfolio Recovery Associates, Inc. (a)	1,314	91,625
R.R. Donnelley & Sons Co. (d)	16,421	226,938
Standard Parking Corp. (a)	1,319	23,808
Stericycle, Inc. (a)	6,655	577,454
Swisher Hygiene, Inc. (Canada) (a)	13,534	39,925
Sykes Enterprises, Inc. (a)	3,627	49,980
Tetra Tech, Inc. (a)	4,748	116,611
United Stationers, Inc.	3,467	100,682
US Ecology, Inc.	1,521	28,701
Virco Manufacturing Co.	1,086	2,226
WCA Waste Corp. (a)	2,105	13,661
		2,664,741
Construction & Engineering - 0.1%
Aegion Corp. (a)	3,185	56,088
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Foster Wheeler AG (a)	9,190	$ 226,350
Great Lakes Dredge & Dock Corp.	8,025	56,897
Integrated Electrical Services, Inc. (a)	652	1,656
Layne Christensen Co. (a)	1,467	35,487
MYR Group, Inc. (a)	1,479	29,624
Northwest Pipe Co. (a)	758	18,556
Primoris Services Corp.	3,816	58,690
Sterling Construction Co., Inc. (a)	1,382	14,331
UniTek Global Services, Inc. (a)	2,812	11,614
		509,293
Electrical Equipment - 0.2%
A123 Systems, Inc. (a)(d)	9,716	17,489
Active Power, Inc. (a)(d)	8,360	5,851
Altair Nanotechnologies, Inc. (a)(d)	3,678	2,538
American Superconductor Corp. (a)(d)	3,754	16,818
Broadwind Energy, Inc. (a)	8,190	5,159
Capstone Turbine Corp. (a)(d)	21,352	23,701
China BAK Battery, Inc. (a)(d)	3,906	3,043
China Recycling Energy Corp. (a)(d)	2,900	3,625
China Technology Development Group Corp. (a)(d)	3,489	3,001
Coleman Cable, Inc. (a)	1,787	20,318
Deswell Industries, Inc.	1,530	3,014
Ecotality, Inc. (a)(d)	654	726
Encore Wire Corp.	1,808	52,667
Franklin Electric Co., Inc.	1,731	86,567
FuelCell Energy, Inc. (a)(d)	8,624	12,850
Fushi Copperweld, Inc. (a)(d)	2,905	23,240
Global Power Equipment Group, Inc. (a)	1,441	34,944
Highpower International, Inc. (a)	815	986
Hoku Corp. (a)(d)	4,244	3,234
Hydrogenics Corp. (a)(d)	700	3,948
II-VI, Inc. (a)	4,967	116,178
Jinpan International Ltd.	1,698	14,756
Lihua International, Inc.	1,829	11,267
Lime Energy Co. (a)	1,937	6,218
LSI Industries, Inc.	2,044	14,124
Nexxus Lighting, Inc. (a)	956	1,061
Ocean Power Technologies, Inc. (a)(d)	1,435	4,807
Plug Power, Inc. (a)	631	1,401
Powell Industries, Inc. (a)	1,639	53,743
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
PowerSecure International, Inc. (a)	871	$ 5,217
Preformed Line Products Co.	492	32,506
Satcon Technology Corp. (a)(d)	10,653	5,327
Ultralife Corp. (a)	1,473	7,262
Valence Technology, Inc. (a)(d)	16,044	14,921
Vicor Corp.	2,510	20,381
		632,888
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	1,770	111,599
Machinery - 0.9%
Altra Holdings, Inc. (a)	2,183	42,547
American Railcar Industries, Inc. (a)	1,790	52,805
Astec Industries, Inc. (a)	1,872	71,042
Chart Industries, Inc. (a)	2,226	152,236
China Valves Technology, Inc. (a)	2,643	6,370
Cleantech Solutions International, Inc. (a)	1,970	493
Columbus McKinnon Corp. (NY Shares) (a)	1,499	24,958
Commercial Vehicle Group, Inc. (a)	2,120	25,631
Dynamic Materials Corp.	1,149	25,634
Energy Recovery, Inc. (a)(d)	3,989	8,576
Flow International Corp. (a)	3,549	14,196
FreightCar America, Inc.	1,099	30,387
Gencor Industries, Inc. (a)	519	3,545
Hardinge, Inc.	1,062	10,439
Hurco Companies, Inc. (a)	804	19,159
Key Technology, Inc. (a)	313	4,344
L.B. Foster Co. Class A	891	26,240
Lincoln Electric Holdings, Inc.	6,223	287,440
Makita Corp. sponsored ADR	331	13,819
MFRI, Inc. (a)	997	8,096
Middleby Corp. (a)	1,592	155,602
NN, Inc. (a)	1,502	13,428
Nordson Corp.	5,288	290,681
Omega Flex, Inc. (a)(d)	1,368	21,573
PACCAR, Inc.	27,799	1,279,032
PMFG, Inc. (a)	1,378	22,613
RBC Bearings, Inc. (a)	1,636	74,454
Shengkai Innovations, Inc. (a)	2,051	1,795
SmartHeat, Inc. (a)	380	1,505
Sun Hydraulics Corp.	1,922	63,157
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Tecumseh Products Co.:
Class A (non-vtg.) (a)	1,265	$ 5,806
Class B (a)	262	1,210
TriMas Corp. (a)	2,598	62,950
Twin Disc, Inc.	850	27,166
Westport Innovations, Inc. (a)	3,673	148,646
Woodward, Inc.	5,449	238,503
Wuhan General Group China Ltd. (a)	1,750	613
		3,236,691
Marine - 0.1%
DryShips, Inc. (a)(d)	33,095	115,171
Eagle Bulk Shipping, Inc. (a)(d)	4,473	7,157
Euroseas Ltd.	2,727	7,636
FreeSeas, Inc. (a)	343	384
Newlead Holdings Ltd. (a)(d)	1,300	1,287
Seanergy Martime Holdings Corp. (a)	799	2,908
Star Bulk Carriers Corp.	6,130	6,069
Ultrapetrol (Bahamas) Ltd. (a)(d)	2,469	6,839
		147,451
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)(d)	778	39,740
Acacia Research Corp. - Acacia Technologies (a)	3,249	128,336
Advisory Board Co. (a)	1,279	103,522
Barrett Business Services, Inc.	849	14,450
CoStar Group, Inc. (a)	1,853	111,143
CRA International, Inc. (a)	945	22,500
Exponent, Inc. (a)	1,070	51,595
Heidrick & Struggles International, Inc.	1,475	29,972
Hudson Highland Group, Inc. (a)	2,817	12,592
Huron Consulting Group, Inc. (a)	1,912	73,000
ICF International, Inc. (a)	1,407	36,484
Kelly Services, Inc. Class A (non-vtg.)	2,586	38,790
Kforce, Inc. (a)	3,428	48,335
Lightbridge Corp. (a)(d)	2,205	6,461
Odyssey Marine Exploration, Inc. (a)(d)	6,577	20,060
On Assignment, Inc. (a)	3,030	42,056
Pendrell Corp. (a)	14,775	35,756
RCM Technologies, Inc. (a)	2,327	12,589
Resources Connection, Inc.	3,700	48,359
RPX Corp.	4,530	76,331
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Verisk Analytics, Inc. (a)	12,672	$ 551,232
VSE Corp.	427	10,432
		1,513,735
Road & Rail - 0.5%
AMERCO	1,486	154,752
Arkansas Best Corp.	1,921	34,194
Avis Budget Group, Inc. (a)	7,887	101,742
Covenant Transport Group, Inc. Class A (a)	1,650	5,363
Frozen Food Express Industries, Inc. (a)	1,931	2,337
Heartland Express, Inc.	8,397	121,505
J.B. Hunt Transport Services, Inc.	9,054	463,655
Landstar System, Inc.	3,531	190,886
Marten Transport Ltd.	1,728	36,063
Old Dominion Freight Lines, Inc. (a)	4,322	188,050
P.A.M. Transportation Services, Inc. (a)	668	7,669
Patriot Transportation Holding, Inc. (a)	1,246	28,035
Quality Distribution, Inc. (a)	2,343	30,482
Saia, Inc. (a)	1,454	23,715
Student Transportation, Inc.	5,100	35,043
Universal Truckload Services, Inc.	1,183	18,443
USA Truck, Inc. (a)	1,050	8,589
Vitran Corp., Inc. (a)	1,634	12,892
Werner Enterprises, Inc.	6,573	159,198
YRC Worldwide, Inc. (a)(d)	547	5,000
Zipcar, Inc. (a)(d)	3,095	40,266
		1,667,879
Trading Companies & Distributors - 0.4%
Aceto Corp.	2,071	17,169
Beacon Roofing Supply, Inc. (a)	3,588	84,605
DXP Enterprises, Inc. (a)	1,047	38,739
Essex Rental Corp. (a)(d)	2,219	8,232
Fastenal Co. (d)	23,196	1,221,965
H&E Equipment Services, Inc. (a)	2,677	46,285
Houston Wire & Cable Co.	1,495	21,229
Lawson Products, Inc.	645	10,520
Rush Enterprises, Inc.:
Class A (a)	2,077	49,474
Class B (a)	1,009	20,382
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Titan Machinery, Inc. (a)	1,583	$ 41,459
Willis Lease Finance Corp. (a)	1,056	15,280
		1,575,339
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte SAB de CV ADR	550	9,048
TOTAL INDUSTRIALS		15,845,483
INFORMATION TECHNOLOGY - 51.1%
Communications Equipment - 6.0%
Acme Packet, Inc. (a)	5,495	167,488
ADTRAN, Inc.	4,731	166,768
Alvarion Ltd. (a)	5,431	5,540
Ambient Corp. (a)(d)	1,100	5,280
Anaren, Inc. (a)	1,155	20,259
Arris Group, Inc. (a)	9,340	106,383
Aruba Networks, Inc. (a)	8,387	181,075
AudioCodes Ltd. (a)	2,694	9,442
Aviat Networks, Inc. (a)	4,784	12,582
Bel Fuse, Inc.:
Class A	300	5,466
Class B (non-vtg.)	558	9,754
Black Box Corp.	1,429	38,469
Brocade Communications Systems, Inc. (a)	38,281	221,264
CalAmp Corp. (a)	2,414	10,380
Ceragon Networks Ltd. (a)	3,191	29,214
China GrenTech Corp. Ltd. ADR (a)	1,452	4,400
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,783	3,031
Ciena Corp. (a)	8,090	120,703
Cisco Systems, Inc.	421,252	8,374,490
Cogo Group, Inc. (a)(d)	3,330	7,326
Comtech Telecommunications Corp.	1,521	49,083
Comverse Technology, Inc. (a)	17,648	113,300
Dialogic, Inc. (a)(d)	1,793	1,488
Digi International, Inc. (a)	2,136	24,009
Ditech Networks, Inc. (a)	1,208	1,075
DragonWave, Inc. (a)	2,480	10,887
EchoStar Holding Corp. Class A (a)	3,103	92,997
EMCORE Corp. (a)(d)	1,474	6,397
EXFO, Inc. (sub. vtg.) (a)	2,252	16,407
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Extreme Networks, Inc. (a)	7,442	$ 27,461
F5 Networks, Inc. (a)	6,289	785,873
Finisar Corp. (a)	7,810	158,465
Gilat Satellite Networks Ltd. (a)	5,055	19,057
Globecomm Systems, Inc. (a)	1,887	27,343
Harmonic, Inc. (a)	8,706	51,278
Infinera Corp. (a)	8,141	64,802
InterDigital, Inc. (d)	3,501	132,513
Ituran Location & Control Ltd.	2,549	36,323
Ixia (a)	5,463	75,499
JDS Uniphase Corp. (a)	18,033	235,150
KVH Industries, Inc. (a)	1,563	14,286
Loral Space & Communications Ltd. (a)	1,633	116,335
Meru Networks, Inc. (a)(d)	1,641	7,746
Mitel Networks, Inc. (a)	3,745	14,606
NETGEAR, Inc. (a)	2,792	104,895
Network Engines, Inc. (a)	2,771	3,935
Network Equipment Technologies, Inc. (a)	1,783	1,286
NumereX Corp. Class A (a)	2,247	21,863
Oclaro, Inc. (a)	3,681	15,902
Oplink Communications, Inc. (a)	1,737	28,504
Opnext, Inc. (a)	6,299	6,362
ORBCOMM, Inc. (a)	2,897	9,357
Orckit Communications Ltd. (a)	1,533	690
Parkervision, Inc. (a)(d)	2,588	2,143
PC-Tel, Inc.	2,538	18,654
Performance Technologies, Inc. (a)	470	945
Polycom, Inc. (a)	14,042	289,967
Powerwave Technologies, Inc. (a)	2,510	3,564
Procera Networks, Inc. (a)	1,075	20,920
QUALCOMM, Inc.	131,773	8,193,645
RADWARE Ltd. (a)	1,538	51,200
Research In Motion Ltd. (a)	42,032	595,593
Riverbed Technology, Inc. (a)	12,245	348,615
ShoreTel, Inc. (a)	3,356	18,022
Sierra Wireless, Inc. (a)	2,705	20,718
Silicom Ltd. (a)	1,049	17,518
Sonus Networks, Inc. (a)	21,613	63,110
Sycamore Networks, Inc. (a)	2,247	41,502
Symmetricom, Inc. (a)	3,327	19,529
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	17,475	174,401
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Telestone Technologies Corp. (a)(d)	578	$ 2,439
Tellabs, Inc.	27,840	110,246
Telular Corp.	2,245	16,882
Tessco Technologies, Inc.	550	10,076
Ubiquiti Networks, Inc. (d)	7,191	188,979
UTStarcom Holdings Corp. (a)	13,965	19,551
ViaSat, Inc. (a)	3,167	146,094
Westell Technologies, Inc. Class A (a)	3,694	8,459
Wi-Lan, Inc.	9,214	48,879
Zhone Technologies, Inc. (a)	2,208	2,650
ZST Digital Networks, Inc. (a)	576	1,544
		22,210,333
Computers & Peripherals - 12.4%
Apple, Inc. (a)	72,915	39,551,966
Avid Technology, Inc. (a)(d)	2,987	31,812
Concurrent Computer Corp. (a)	867	3,225
Cray, Inc. (a)	3,431	27,345
Datalink Corp. (a)	1,800	15,318
Dell, Inc. (a)	140,560	2,431,688
Dot Hill Systems Corp. (a)	4,517	6,279
Electronics for Imaging, Inc. (a)	4,305	68,708
Hutchinson Technology, Inc. (a)	1,552	3,368
iGO, Inc. (a)	2,072	1,450
Immersion Corp. (a)	2,166	14,057
Intevac, Inc. (a)	1,753	13,849
Logitech International SA (a)(d)	13,489	114,117
NetApp, Inc. (a)	28,790	1,237,970
Novatel Wireless, Inc. (a)	2,420	8,301
OCZ Technology Group, Inc. (a)(d)	4,861	41,756
Overland Storage, Inc. (a)	3,560	8,224
Presstek, Inc. (a)	2,467	1,505
QLogic Corp. (a)	8,040	138,208
Rimage Corp.	799	8,749
SanDisk Corp. (a)	18,915	935,536
Seagate Technology	36,875	968,338
Silicon Graphics International Corp. (a)	2,401	23,266
Smart Technologies, Inc. Class A (a)	3,897	13,172
STEC, Inc. (a)	3,803	36,851
Stratasys, Inc. (a)	1,677	61,781
Super Micro Computer, Inc. (a)	2,842	47,007
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Synaptics, Inc. (a)	2,571	$ 94,484
Xyratex Ltd.	2,115	36,209
		45,944,539
Electronic Equipment & Components - 1.2%
Agilysys, Inc. (a)	2,256	18,161
Brightpoint, Inc. (a)	5,395	47,476
Cognex Corp.	3,243	138,282
Coherent, Inc. (a)	2,147	119,116
Comverge, Inc. (a)	2,385	3,291
Daktronics, Inc.	3,527	31,743
DDi Corp.	1,501	16,316
Digital Ally, Inc. (a)	1,439	806
DTS, Inc. (a)	1,270	35,662
Echelon Corp. (a)	3,399	16,723
Electro Rent Corp.	2,014	36,353
Electro Scientific Industries, Inc.	2,113	29,244
FARO Technologies, Inc. (a)	1,271	70,490
FEI Co. (a)	2,952	131,423
Flextronics International Ltd. (a)	55,939	394,370
FLIR Systems, Inc.	12,302	321,943
Frequency Electronics, Inc. (a)	801	6,480
GSI Group, Inc. (a)	2,459	28,254
GTSI Corp. (a)	1,108	5,230
HLS Systems International Ltd. (a)(d)	3,944	40,071
Identive Group, Inc. (a)(d)	4,784	10,620
Insight Enterprises, Inc. (a)	3,642	76,118
IPG Photonics Corp. (a)	3,674	193,363
Itron, Inc. (a)	3,433	152,494
LeCroy Corp. (a)	1,187	10,873
Littelfuse, Inc.	1,963	103,902
LoJack Corp. (a)	1,208	4,445
LRAD Corp. (a)	2,260	3,209
Magal Security Systems Ltd. (a)	1,252	5,784
Maxwell Technologies, Inc. (a)	2,392	43,510
Measurement Specialties, Inc. (a)	1,117	36,325
Mercury Computer Systems, Inc. (a)	2,318	33,310
MicroVision, Inc. (a)	1,232	3,979
Molex, Inc.	7,055	191,191
Molex, Inc. Class A (non-vtg.)	6,750	150,998
MTS Systems Corp.	1,471	72,241
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Multi-Fineline Electronix, Inc. (a)	1,849	$ 48,740
National Instruments Corp.	9,233	245,598
NetList, Inc. (a)	1,689	5,878
Newport Corp. (a)	2,741	45,830
Orbotech Ltd. (a)	2,915	31,890
OSI Systems, Inc. (a)	1,497	88,323
PC Connection, Inc.	2,121	18,962
PC Mall, Inc. (a)	1,383	8,367
Perceptron, Inc. (a)	784	4,790
Planar Systems, Inc. (a)	480	984
Plexus Corp. (a)	2,925	101,498
Power-One, Inc. (a)	7,931	34,421
RadiSys Corp. (a)	1,899	14,224
Research Frontiers, Inc. (a)	1,108	3,878
Richardson Electronics Ltd.	1,588	19,469
Rofin-Sinar Technologies, Inc. (a)	2,231	52,339
Sanmina-SCI Corp. (a)	6,221	72,164
ScanSource, Inc. (a)	2,106	77,922
Tech Data Corp. (a)	3,687	197,181
Trimble Navigation Ltd. (a)	9,628	484,192
TTM Technologies, Inc. (a)	6,146	71,970
Universal Display Corp. (a)	3,502	144,668
Viasystems Group, Inc. (a)	1,655	30,651
X-Rite, Inc. (a)(d)	7,258	32,879
Zygo Corp. (a)	1,222	23,438
		4,444,052
Internet Software & Services - 7.2%
21Vianet Group, Inc. ADR	2,376	28,868
Akamai Technologies, Inc. (a)	13,937	501,732
Ancestry.com, Inc. (a)(d)	3,336	75,994
Angie's List, Inc. (d)	4,300	68,800
Autobytel, Inc. (a)	3,159	3,064
Baidu.com, Inc. sponsored ADR (a)	21,215	2,900,091
Bazaarvoice, Inc.	4,245	70,467
Brightcove, Inc.	1,928	28,727
Carbonite, Inc. (d)	1,932	18,721
China Finance Online Co. Ltd. ADR (a)(d)	2,033	5,835
ChinaCache International Holdings Ltd. sponsored ADR (a)	2,750	22,028
comScore, Inc. (a)	2,337	51,391
Constant Contact, Inc. (a)(d)	2,142	64,774
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Cornerstone OnDemand, Inc.	3,500	$ 72,590
CryptoLogic Ltd. (a)(d)	2,831	7,066
DealerTrack Holdings, Inc. (a)	3,247	90,429
Digital River, Inc. (a)	3,013	53,179
EarthLink, Inc.	8,516	63,615
EasyLink Services International Corp. (a)	5,778	26,983
eBay, Inc. (a)	101,165	3,615,637
eGain Communications Corp. (a)	3,510	18,287
Equinix, Inc. (a)	3,655	512,358
FriendFinder Networks, Inc. (a)(d)	2,000	4,080
GigaMedia Ltd. (a)	5,039	7,105
Google, Inc. Class A (a)(d)	20,086	12,418,170
IAC/InterActiveCorp	5,668	258,461
InfoSpace, Inc. (a)	3,338	38,754
Internap Network Services Corp. (a)	4,621	34,565
Internet Initiative Japan, Inc. sponsored ADR	728	5,722
iPass, Inc. (a)	4,991	10,781
j2 Global, Inc.	3,695	109,261
Keynote Systems, Inc.	1,401	27,866
KIT Digital, Inc. (a)(d)	3,302	33,383
Ku6 Media Co. Ltd. sponsored ADR (a)	2,051	3,979
Limelight Networks, Inc. (a)(d)	7,958	29,922
Liquidity Services, Inc. (a)	2,232	96,534
LivePerson, Inc. (a)	4,012	60,501
Local.com Corp. (a)(d)	545	1,297
LogMeIn, Inc. (a)	1,878	69,223
LoopNet, Inc. (a)	2,688	49,459
Marchex, Inc. Class B	2,468	10,588
Market Leader, Inc. (a)	3,144	10,501
MercadoLibre, Inc.	3,458	336,498
Move, Inc. (a)	3,598	31,518
NetEase.com, Inc. sponsored ADR (a)	6,206	325,319
NIC, Inc.	5,424	65,576
Open Text Corp. (a)	4,807	293,185
OpenTable, Inc. (a)	1,735	84,148
Openwave Systems, Inc. (a)	8,604	20,822
Perficient, Inc. (a)	2,306	27,856
Points International Ltd. (a)	1,800	16,188
QuinStreet, Inc. (a)	3,529	36,878
RADVision Ltd. (a)	1,551	12,548
RealNetworks, Inc.	2,721	27,618
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Rediff.com India Ltd. sponsored ADR (a)	371	$ 2,567
Remark Media, Inc. (a)(d)	212	1,272
Responsys, Inc.	3,469	41,871
Saba Software, Inc. (a)	3,198	37,481
SciQuest, Inc. (a)	2,059	30,988
Selectica, Inc. (a)	245	1,127
Sify Technologies Ltd. sponsored ADR (a)(d)	1,965	7,526
SINA Corp. (a)	5,076	345,473
Sohu.com, Inc. (a)(d)	3,285	162,082
SPS Commerce, Inc. (a)	1,000	24,850
Stamps.com, Inc. (a)	1,389	35,906
Support.com, Inc. (a)	3,686	12,164
TechTarget, Inc. (a)	3,566	24,605
TheStreet.com, Inc.	1,783	3,281
Travelzoo, Inc. (a)	1,276	32,410
Tudou Holdings Ltd. ADR (d)	400	6,404
United Online, Inc.	7,238	36,624
ValueClick, Inc. (a)	6,749	140,379
Velti PLC (a)	3,700	36,667
VeriSign, Inc.	12,836	474,290
VistaPrint Ltd. (a)(d)	3,485	141,770
Vocus, Inc. (a)	1,536	20,782
Web.com, Inc. (a)	3,558	47,108
WebMD Health Corp. (a)	4,232	105,165
WebMediaBrands, Inc. (a)	1,459	992
Yahoo!, Inc. (a)	96,858	1,436,404
Yandex NV (d)	12,447	265,121
Zillow, Inc. (a)(d)	1,400	44,688
Zix Corp. (a)	5,859	17,167
		26,396,106
IT Services - 2.0%
Acxiom Corp. (a)	7,793	109,414
Automatic Data Processing, Inc.	38,087	2,068,886
Cardtronics, Inc. (a)	3,515	93,464
Cass Information Systems, Inc.	787	30,292
China Information Technology, Inc. (a)	3,300	2,673
Cognizant Technology Solutions Corp. Class A (a)	23,472	1,665,338
Computer Task Group, Inc. (a)	2,070	30,450
CSG Systems International, Inc. (a)	2,716	43,483
Dynamics Research Corp. (a)	900	8,208
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Echo Global Logistics, Inc. (a)	1,882	$ 35,005
Edgewater Technology, Inc. (a)	1,090	4,077
Euronet Worldwide, Inc. (a)	3,874	74,729
ExlService Holdings, Inc. (a)	2,333	64,904
Fiserv, Inc. (a)	11,224	744,151
Forrester Research, Inc.	1,711	55,146
Hackett Group, Inc. (a)	3,105	14,966
HiSoft Technology International Ltd. ADR (a)	1,960	23,912
iGate Corp. (a)(d)	4,208	73,345
Information Services Group, Inc. (a)	2,794	3,562
Infosys Ltd. sponsored ADR (d)	5,922	341,581
Innodata Isogen, Inc. (a)	1,720	9,856
Jack Henry & Associates, Inc.	6,874	231,929
Lionbridge Technologies, Inc. (a)	3,727	9,653
LML Payment Systems, Inc. (a)	2,787	6,494
ManTech International Corp. Class A	1,708	57,286
Mattersight Corp. (a)	1,970	11,308
ModusLink Global Solutions, Inc.	3,600	20,016
NCI, Inc. Class A (a)	868	6,250
Newtek Business Services, Inc. (a)	2,552	3,318
Official Payments Holdings, Inc. (a)	2,301	11,643
Online Resources Corp. (a)	2,603	7,809
Paychex, Inc.	28,438	890,109
PFSweb, Inc. (a)	1,898	5,314
PRG-Schultz International, Inc. (a)	1,378	7,689
Rainmaker Systems, Inc. (a)	1,909	1,355
Sapient Corp.	10,811	135,029
ServiceSource International, Inc.	5,973	100,346
Syntel, Inc.	3,253	166,554
Teletech Holdings, Inc. (a)	4,183	63,874
Virtusa Corp. (a)	2,080	32,510
Yucheng Technologies Ltd. (a)(d)	1,788	4,559
		7,270,487
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	4,124	158,527
Semiconductors & Semiconductor Equipment - 8.5%
Actions Semiconductor Co. Ltd. ADR (a)	5,005	8,559
Advanced Energy Industries, Inc. (a)	3,336	40,032
Aixtron AG sponsored ADR (d)	368	6,032
Alpha & Omega Semiconductor Ltd. (a)	2,548	25,251
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Altera Corp.	25,167	$ 967,671
Amkor Technology, Inc. (a)(d)	14,975	95,690
Amtech Systems, Inc. (a)	792	6,938
ANADIGICS, Inc. (a)	5,180	13,313
Applied Materials, Inc.	101,996	1,248,431
Applied Micro Circuits Corp. (a)	5,170	35,053
ARM Holdings PLC sponsored ADR	11,394	309,689
ASM International NV unit (d)	4,148	155,674
ASML Holding NV	10,463	476,590
Atmel Corp. (a)	36,186	365,840
ATMI, Inc. (a)	2,419	53,291
AuthenTec, Inc. (a)	4,640	16,240
Avago Technologies Ltd.	19,201	722,150
Axcelis Technologies, Inc. (a)	7,148	11,866
AXT, Inc. (a)	2,879	16,497
Broadcom Corp. Class A	37,621	1,397,620
Brooks Automation, Inc.	5,277	63,060
BTU International, Inc. (a)	667	1,968
Cabot Microelectronics Corp.	1,790	89,948
Camtek Ltd. (a)	1,772	4,005
Canadian Solar, Inc. (a)(d)	3,257	11,888
Cascade Microtech, Inc. (a)	1,205	4,627
Cavium, Inc. (a)	3,818	136,417
Ceva, Inc. (a)	1,769	43,606
China Sunergy Co. Ltd. ADR (a)(d)	811	1,955
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)	3,194	39,957
Cirrus Logic, Inc. (a)	4,920	116,014
Cohu, Inc.	1,768	19,837
Cree, Inc. (a)	9,317	282,212
Cymer, Inc. (a)	2,497	114,812
Cypress Semiconductor Corp.	12,362	213,245
Diodes, Inc. (a)	3,379	83,934
DSP Group, Inc. (a)	1,709	10,921
Entegris, Inc. (a)	10,164	91,883
Entropic Communications, Inc. (a)	6,138	37,841
Exar Corp. (a)	3,484	24,388
Ezchip Semiconductor Ltd. (a)	2,049	82,821
First Solar, Inc. (a)(d)	7,232	233,594
FormFactor, Inc. (a)	3,771	19,270
FSI International, Inc. (a)	4,179	16,632
GSI Technology, Inc. (a)	2,209	10,161
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
GT Advanced Technologies, Inc. (a)(d)	11,116	$ 95,153
Hanwha Solarone Co. Ltd. ADR (a)(d)	4,357	6,840
Himax Technologies, Inc. sponsored ADR	6,926	11,082
Hittite Microwave Corp. (a)	2,527	144,494
Ikanos Communications, Inc. (a)	7,650	5,742
Integrated Device Technology, Inc. (a)	11,612	80,239
Integrated Silicon Solution, Inc. (a)	2,319	24,535
Intel Corp.	399,202	10,730,550
Intermolecular, Inc.	3,000	18,840
Intersil Corp. Class A	9,340	105,729
IXYS Corp. (a)	2,709	32,318
JA Solar Holdings Co. Ltd. ADR (a)(d)	9,508	17,685
KLA-Tencor Corp.	13,341	645,704
Kopin Corp. (a)	4,804	17,294
Kulicke & Soffa Industries, Inc. (a)	5,205	58,608
Lam Research Corp. (a)	9,282	387,059
Lattice Semiconductor Corp. (a)	8,254	54,394
Linear Technology Corp.	17,527	586,804
LTX-Credence Corp. (a)	3,814	25,745
Marvell Technology Group Ltd. (a)	48,103	721,545
Mattson Technology, Inc. (a)	3,129	8,605
Maxim Integrated Products, Inc.	22,355	623,481
Mellanox Technologies Ltd. (a)	3,073	117,296
MEMSIC, Inc. (a)	1,776	5,417
Micrel, Inc.	4,977	53,105
Microchip Technology, Inc.	14,649	528,389
Micron Technology, Inc. (a)	76,310	652,451
Microsemi Corp. (a)	7,355	153,867
Mindspeed Technologies, Inc. (a)	3,673	23,911
MIPS Technologies, Inc. (a)	3,771	21,721
MKS Instruments, Inc.	3,921	117,434
Monolithic Power Systems, Inc. (a)	2,721	50,583
MoSys, Inc. (a)	2,523	9,638
Nanometrics, Inc. (a)	1,596	28,010
Nova Measuring Instruments Ltd. (a)	2,306	17,018
Novellus Systems, Inc. (a)	5,345	248,436
NVE Corp. (a)	362	19,367
NVIDIA Corp. (a)	48,760	738,714
NXP Semiconductors NV (a)	19,636	486,973
O2Micro International Ltd. sponsored ADR (a)	3,450	17,975
Omnivision Technologies, Inc. (a)	4,352	71,242
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ON Semiconductor Corp. (a)	37,224	$ 337,622
PDF Solutions, Inc. (a)	2,091	16,791
Pericom Semiconductor Corp. (a)	2,086	16,041
Photronics, Inc. (a)	4,347	30,472
Pixelworks, Inc. (a)	3,092	7,359
PLX Technology, Inc. (a)	3,185	11,179
PMC-Sierra, Inc. (a)	17,420	119,675
Power Integrations, Inc.	2,234	83,328
QuickLogic Corp. (a)(d)	4,310	11,206
Rambus, Inc. (a)	8,487	60,088
Ramtron International Corp. (a)	3,073	5,839
RDA Microelectronics, Inc. sponsored ADR (a)	1,650	20,345
RF Micro Devices, Inc. (a)	23,399	111,613
Rubicon Technology, Inc. (a)(d)	1,682	15,088
Rudolph Technologies, Inc. (a)	2,269	22,395
SemiLEDs Corp. (a)	2,000	8,560
Semtech Corp. (a)	5,462	156,814
Sigma Designs, Inc. (a)	2,862	16,457
Silicon Image, Inc. (a)	6,374	32,954
Silicon Laboratories, Inc. (a)	3,592	160,922
Silicon Motion Technology Corp. sponsored ADR (a)	2,572	45,782
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	9,531	54,994
Skyworks Solutions, Inc. (a)	15,315	413,046
Spreadtrum Communications, Inc. ADR (d)	3,188	44,249
Standard Microsystems Corp. (a)	1,802	46,113
SunPower Corp. (a)(d)	7,622	57,394
Supertex, Inc. (a)	1,164	21,487
Tessera Technologies, Inc. (a)	3,863	64,898
Texas Instruments, Inc.	89,025	2,968,984
Tower Semiconductor Ltd. (a)	26,107	18,445
TranSwitch Corp. (a)(d)	1,874	5,303
TriQuint Semiconductor, Inc. (a)	12,296	79,186
Ultra Clean Holdings, Inc. (a)	1,865	15,237
Ultratech, Inc. (a)	2,009	54,665
Veeco Instruments, Inc. (a)(d)	3,017	81,580
Vimicro International Corp. sponsored ADR (a)	1,883	2,900
Volterra Semiconductor Corp. (a)	1,860	57,158
Xilinx, Inc.	20,856	770,212
		31,537,797
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 13.7%
Accelrys, Inc. (a)	4,219	$ 33,499
ACI Worldwide, Inc. (a)	2,957	111,715
Activision Blizzard, Inc.	89,884	1,074,114
Actuate Corp. (a)	4,500	27,180
Adobe Systems, Inc. (a)	38,112	1,253,504
Advent Software, Inc. (a)	4,059	104,438
Allot Communications Ltd. (a)	2,633	46,999
American Software, Inc. Class A	2,162	17,966
ANSYS, Inc. (a)	7,218	456,033
Ariba, Inc. (a)	7,748	243,830
AsiaInfo-Linkage, Inc. (a)(d)	5,632	71,977
Aspen Technology, Inc. (a)	7,214	148,320
Autodesk, Inc. (a)	18,192	688,567
AutoNavi Holdings Ltd. ADR (a)	1,567	18,804
Blackbaud, Inc.	3,406	107,459
BluePhoenix Solutions Ltd. (a)(d)	285	638
BMC Software, Inc. (a)	13,188	493,759
Bottomline Technologies, Inc. (a)	3,622	101,778
BroadSoft, Inc. (a)	2,000	72,740
CA, Inc.	38,622	1,043,953
Cadence Design Systems, Inc. (a)	22,848	268,921
Callidus Software, Inc. (a)	2,708	20,066
Changyou.com Ltd. (A Shares) ADR (a)	1,356	35,948
Check Point Software Technologies Ltd. (a)	16,090	935,794
China TransInfo Technology Corp. (a)(d)	1,285	6,348
Cinedigm Digital Cinema Corp. (a)	4,170	7,256
Citrix Systems, Inc. (a)	14,566	1,088,663
ClickSoftware Technologies Ltd.	2,678	29,378
CommVault Systems, Inc. (a)	3,288	169,562
Compuware Corp. (a)	15,914	143,385
Concur Technologies, Inc. (a)	4,568	269,284
Convio, Inc. (a)	1,400	21,924
Deltek, Inc. (a)	5,101	56,264
Descartes Systems Group, Inc. (a)	5,283	43,240
Digimarc Corp. (a)	697	19,439
Ebix, Inc. (d)	2,948	68,688
Electronic Arts, Inc. (a)	25,467	415,876
EPIQ Systems, Inc.	2,750	31,598
ePlus, Inc. (a)	1,018	32,596
Evolving Systems, Inc.	1,208	6,511
FalconStor Software, Inc. (a)	4,107	11,705
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Fortinet, Inc. (a)	12,278	$ 332,120
Glu Mobile, Inc. (a)(d)	4,837	18,284
Gravity Co. Ltd. sponsored ADR (a)	3,519	8,410
Guidance Software, Inc. (a)	2,847	32,484
Informatica Corp. (a)	8,293	407,684
Interactive Intelligence Group, Inc. (a)	1,472	41,216
Intuit, Inc.	23,387	1,352,704
JDA Software Group, Inc. (a)	3,179	79,666
Jive Software, Inc.	5,310	115,811
KongZhong Corp. sponsored ADR (a)	1,876	9,774
Magic Software Enterprises Ltd. (a)	2,459	16,672
Majesco Entertainment Co. (a)(d)	3,390	8,441
Manhattan Associates, Inc. (a)	1,715	79,507
Mentor Graphics Corp. (a)	8,512	129,042
MICROS Systems, Inc. (a)	6,162	319,993
Microsoft Corp.	659,753	20,940,560
MicroStrategy, Inc. Class A (a)	612	82,981
Mitek Systems, Inc. (a)	1,600	16,640
Monotype Imaging Holdings, Inc. (a)	2,744	38,498
Motricity, Inc. (a)(d)	3,200	4,256
Net 1 UEPS Technologies, Inc. (a)	3,713	36,647
NetScout Systems, Inc. (a)	3,314	70,356
NetSol Technologies, Inc. (a)	5,254	2,837
NICE Systems Ltd. sponsored ADR (a)	2,914	99,630
Nuance Communications, Inc. (a)	23,747	615,522
Opnet Technologies, Inc.	1,706	48,706
Oracle Corp.	395,391	11,573,095
Parametric Technology Corp. (a)	9,333	249,191
Pegasystems, Inc.	2,764	77,613
Perfect World Co. Ltd. sponsored ADR Class B (a)	3,211	39,495
Pervasive Software, Inc. (a)	1,282	7,705
Progress Software Corp. (a)	5,103	118,339
QAD, Inc.:
Class A	1,432	19,547
Class B	472	6,490
QLIK Technologies, Inc. (a)	7,390	223,695
Quest Software, Inc. (a)	6,698	134,094
RealPage, Inc. (a)	5,841	115,827
Retalix Ltd. (a)	2,087	37,149
Rovi Corp. (a)	8,266	293,278
SeaChange International, Inc. (a)	2,919	19,966
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Shanda Games Ltd. sponsored ADR	6,211	$ 27,080
Smith Micro Software, Inc. (a)	2,943	7,475
Sonic Foundry, Inc. (a)	478	3,523
Sourcefire, Inc. (a)	2,245	101,070
SRS Labs, Inc. (a)	1,406	9,406
SS&C Technologies Holdings, Inc. (a)	5,826	120,715
Symantec Corp. (a)	57,786	1,030,902
Synchronoss Technologies, Inc. (a)	2,905	97,201
Synopsys, Inc. (a)	11,104	338,339
Take-Two Interactive Software, Inc. (a)	7,553	116,694
Taleo Corp. Class A (a)	3,137	143,737
Tangoe, Inc. (a)	2,651	49,680
TeleCommunication Systems, Inc. Class A (a)	4,258	11,411
TeleNav, Inc. (a)	3,300	22,176
The9 Ltd. sponsored ADR (a)(d)	1,168	8,188
THQ, Inc. (a)(d)	5,677	3,066
TIBCO Software, Inc. (a)	12,394	359,054
TigerLogic Corp. (a)(d)	4,013	9,069
TiVo, Inc. (a)	9,122	102,623
Trunkbow International Holdings Ltd. (a)	2,500	4,925
Ultimate Software Group, Inc. (a)	1,985	138,593
Vasco Data Security International, Inc. (a)	3,123	28,232
Verint Systems, Inc. (a)	3,473	95,473
Versant Corp. (a)	1,149	11,927
Wave Systems Corp. Class A (a)(d)	5,662	11,381
Websense, Inc. (a)	3,069	55,273
Zynga, Inc. (d)	7,500	98,775
		50,629,632
TOTAL INFORMATION TECHNOLOGY		188,591,473
MATERIALS - 1.0%
Chemicals - 0.4%
A. Schulman, Inc.	2,257	58,321
ADA-ES, Inc. (a)	693	15,572
American Pacific Corp. (a)	617	4,794
Ampal-American Israel Corp. Class A (a)	2,681	804
Arabian American Development Co. (a)	2,565	20,340
Balchem Corp.	2,360	64,310
Cereplast, Inc. (a)	820	800
Fuwei Films Holdings Co. Ltd. (a)	926	1,435
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Gulf Resources, Inc. (a)(d)	3,255	$ 8,984
Hawkins, Inc.	781	30,264
Innophos Holdings, Inc.	1,784	89,878
Innospec, Inc. (a)	1,775	54,954
KMG Chemicals, Inc.	1,079	18,721
Landec Corp. (a)	2,417	15,227
Material Sciences Corp. (a)	1,000	8,660
Methanex Corp.	7,197	225,586
Nanophase Technologies Corp. (a)	626	401
Penford Corp. (a)	697	4,015
Senomyx, Inc. (a)	3,104	10,647
Sigma Aldrich Corp.	9,530	684,159
TPC Group, Inc. (a)	1,300	45,162
Yongye International, Inc. (a)(d)	4,112	16,242
Zoltek Companies, Inc. (a)	2,884	34,868
		1,414,144
Construction Materials - 0.0%
China Advanced Construction Materials Group, Inc. (a)	1,617	3,897
United States Lime & Minerals, Inc. (a)	477	29,049
		32,946
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	553	19,294
Silgan Holdings, Inc.	5,380	228,758
		248,052
Metals & Mining - 0.5%
Century Aluminum Co. (a)	7,076	69,416
China Gerui Adv Mat Group Ltd. (a)	3,220	12,751
China Natural Resources, Inc. (a)	1,718	15,393
China Precision Steel, Inc. (a)(d)	3,260	1,500
Globe Specialty Metals, Inc.	5,615	79,845
Haynes International, Inc.	903	57,151
Horsehead Holding Corp. (a)	3,155	35,967
Kaiser Aluminum Corp.	1,455	70,335
Olympic Steel, Inc.	918	21,518
Pan American Silver Corp.	8,548	214,127
Qiao Xing Universal Telephone, Inc. (a)	7,786	6,190
Randgold Resources Ltd. sponsored ADR	4,384	502,976
Royal Gold, Inc.	4,504	312,803
Schnitzer Steel Inds, Inc. Class A	1,840	83,094
Silver Standard Resources, Inc. (a)	6,917	118,627
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
SinoCoking Coal and Coke Chemical Industries, Inc. (a)	1,300	$ 3,666
Steel Dynamics, Inc.	17,051	252,525
Sutor Technology Group Ltd. (a)(d)	5,943	7,250
Universal Stainless & Alloy Products, Inc. (a)	559	18,715
US Energy Corp. (a)	3,179	10,459
		1,894,308
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	4,130	35,601
Pope Resources, Inc. LP	396	17,242
		52,843
TOTAL MATERIALS		3,642,293
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.5%
8x8, Inc. (a)	4,944	21,210
Alaska Communication Systems Group, Inc.	3,895	12,464
Atlantic Tele-Network, Inc.	1,335	51,157
B Communications Ltd. (a)	2,234	23,345
Boingo Wireless, Inc.	2,518	24,072
Cbeyond, Inc. (a)	2,266	17,403
City Telecom (HK) Ltd. sponsored ADR	1,671	21,489
Cogent Communications Group, Inc. (a)	3,394	62,517
Consolidated Communications Holdings, Inc.	2,653	50,327
Enternet Gold Golden Lines Ltd. (a)	1,546	12,445
FairPoint Communications, Inc. (a)	1,850	6,956
Frontier Communications Corp. (d)	80,232	368,265
General Communications, Inc. Class A (a)	3,238	34,290
Globalstar, Inc. (a)(d)	22,812	19,427
Hawaiian Telcom Holdco, Inc. (a)	740	11,633
HickoryTech Corp.	1,808	19,418
inContact, Inc. (a)	2,933	15,633
Iridium Communications, Inc. (a)	7,393	56,483
Lumos Networks Corp.	1,653	21,158
Neutral Tandem, Inc. (a)	2,667	29,764
SureWest Communications	1,410	31,598
Towerstream Corp. (a)(d)	3,771	10,710
tw telecom, inc. (a)	11,855	256,068
VocalTec Communications Ltd. (a)(d)	1,700	34,850
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Warwick Valley Telephone Co.	1,019	$ 14,877
Windstream Corp.	45,977	555,402
		1,782,961
Wireless Telecommunication Services - 0.7%
America Movil SAB de CV Series A sponsored ADR	968	23,106
Clearwire Corp. Class A (a)	35,238	81,047
Leap Wireless International, Inc. (a)	5,982	62,452
Linktone Ltd. sponsored ADR (a)	452	588
NII Holdings, Inc. (a)	13,406	239,699
NTELOS Holdings Corp.	1,516	35,247
Partner Communications Co. Ltd. ADR (d)	1,446	10,686
SBA Communications Corp. Class A (a)	8,301	389,566
Shenandoah Telecommunications Co.	1,983	19,810
USA Mobility, Inc.	1,749	23,996
Vodafone Group PLC sponsored ADR	71,850	1,946,417
		2,832,614
TOTAL TELECOMMUNICATION SERVICES		4,615,575
UTILITIES - 0.1%
Electric Utilities - 0.1%
MGE Energy, Inc.	1,718	75,351
Otter Tail Corp.	2,841	60,343
		135,694
Gas Utilities - 0.0%
China Natural Gas, Inc. (a)(d)	1,300	2,496
Delta Natural Gas Co., Inc.	605	23,038
		25,534
Independent Power Producers & Energy Traders - 0.0%
Synthesis Energy Systems, Inc. (a)	3,632	5,266
Water Utilities - 0.0%
Artesian Resources Corp. Class A	1,302	24,868
Cadiz, Inc. (a)	828	8,793
Connecticut Water Service, Inc.	871	25,102
Consolidated Water Co., Inc.	1,157	9,568
Middlesex Water Co.	1,342	24,720
Pure Cycle Corp. (a)	3,377	6,957
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - continued
Tri-Tech Holding, Inc. (a)	664	$ 5,571
York Water Co.	1,176	20,380
		125,959
TOTAL UTILITIES		292,453
TOTAL COMMON STOCKS (Cost $240,840,698)		352,123,097
Investment Companies - 0.0%

Horizon Technology Finance Corp. (Cost $8,731)	560	9,268
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.09% 3/8/12 to 7/19/12 (e) (Cost $999,806)	$ 1,000,000	999,789
Money Market Funds - 7.2%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	14,030,664	14,030,664
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	12,398,601	12,398,601
TOTAL MONEY MARKET FUNDS (Cost $26,429,265)		26,429,265
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $268,278,500)		379,561,419
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(10,162,125)
NET ASSETS - 100%		$ 369,399,294
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
326 CME E-mini NASDAQ 100 Index Contracts	March 2012	$ 17,101,960	$ 1,118,649

The face value of futures purchased as a percentage of net assets is 4.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $969,798.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,265
Fidelity Securities Lending Cash Central Fund	188,937
Total	$ 191,202
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 58,511,805	$ 58,511,805	$ -	$ -
Consumer Staples	8,021,611	8,019,610	-	2,001
Energy	5,293,893	5,293,893	-	-
Financials	23,770,038	23,770,038	-	-
Health Care	43,538,473	43,538,405	-	68
Industrials	15,845,483	15,845,483	-	-
Information Technology	188,591,473	188,591,473	-	-
Materials	3,642,293	3,642,293	-	-
Telecommunication Services	4,615,575	4,615,575	-	-
Utilities	292,453	289,957	-	2,496
Investment Companies	9,268	9,268	-	-
U.S. Government and Government Agency Obligations	999,789	-	999,789	-
Money Market Funds	26,429,265	26,429,265	-	-
Total Investments in Securities:	$ 379,561,419	$ 378,557,065	$ 999,789	$ 4,565
Derivative Instruments:
Assets
Futures Contracts	$ 1,118,649	$ 1,118,649	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 2,496
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(644)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	2,713
Transfers out of Level 3	-
Ending Balance	$ 4,565
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ (644)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At February 29, 2012, the cost of investment securities for income tax purposes was $270,761,067. Net unrealized appreciation aggregated $108,800,352, of which $136,036,514 related to appreciated investment securities and $27,236,162 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series 100 Index Fund

February 29, 2012

1.855576.104

HUN-QTLY-0412

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.1%
Automobiles - 0.6%
Ford Motor Co.	3,456,925	$ 42,796,732
Hotels, Restaurants & Leisure - 1.3%
McDonald's Corp.	930,814	92,411,214
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (a)	330,950	59,468,406
Media - 3.0%
Comcast Corp. Class A	2,478,769	72,826,233
News Corp. Class A	1,994,917	39,639,001
The Walt Disney Co.	1,634,275	68,623,207
Time Warner, Inc.	910,498	33,879,631
		214,968,072
Multiline Retail - 0.5%
Target Corp.	610,948	34,634,642
Specialty Retail - 1.4%
Home Depot, Inc.	1,402,354	66,709,980
Lowe's Companies, Inc.	1,139,446	32,337,477
		99,047,457
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	337,437	36,416,201
TOTAL CONSUMER DISCRETIONARY		579,742,724
CONSUMER STAPLES - 12.9%
Beverages - 3.3%
PepsiCo, Inc.	1,422,223	89,514,716
The Coca-Cola Co.	2,066,125	144,339,493
		233,854,209
Food & Staples Retailing - 2.9%
Costco Wholesale Corp.	394,229	33,927,348
CVS Caremark Corp.	1,184,084	53,402,188
Wal-Mart Stores, Inc.	1,588,866	93,870,203
Walgreen Co.	808,985	26,825,943
		208,025,682
Food Products - 1.1%
H.J. Heinz Co. (d)	291,316	15,355,266
Kraft Foods, Inc. Class A	1,607,200	61,186,104
		76,541,370
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 2.9%
Colgate-Palmolive Co.	440,291	$ 41,026,315
Procter & Gamble Co.	2,502,857	168,992,905
		210,019,220
Personal Products - 0.1%
Avon Products, Inc.	391,873	7,324,106
Tobacco - 2.6%
Altria Group, Inc.	1,870,714	56,308,491
Philip Morris International, Inc.	1,580,120	131,971,622
		188,280,113
TOTAL CONSUMER STAPLES		924,044,700
ENERGY - 14.0%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc.	397,050	19,963,674
Halliburton Co.	837,068	30,628,318
National Oilwell Varco, Inc.	385,567	31,820,845
Schlumberger Ltd.	1,220,923	94,755,834
		177,168,671
Oil, Gas & Consumable Fuels - 11.5%
Apache Corp.	349,376	37,708,152
Chevron Corp.	1,811,639	197,686,048
ConocoPhillips	1,207,835	92,459,769
Devon Energy Corp.	367,425	26,935,927
Exxon Mobil Corp.	4,360,349	377,170,189
Occidental Petroleum Corp.	738,479	77,075,053
Williams Companies, Inc.	536,183	16,021,148
		825,056,286
TOTAL ENERGY		1,002,224,957
FINANCIALS - 12.0%
Capital Markets - 1.4%
Bank of New York Mellon Corp.	1,103,123	24,390,050
Goldman Sachs Group, Inc.	447,854	51,565,910
Morgan Stanley	1,350,075	25,030,391
		100,986,351
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 2.8%
U.S. Bancorp	1,736,062	$ 51,040,223
Wells Fargo & Co.	4,797,290	150,107,204
		201,147,427
Consumer Finance - 1.0%
American Express Co.	919,235	48,618,339
Capital One Financial Corp.	503,702	25,487,321
		74,105,660
Diversified Financial Services - 4.2%
Bank of America Corp.	9,220,534	73,487,656
Citigroup, Inc.	2,659,677	88,620,438
JPMorgan Chase & Co.	3,456,621	135,637,808
		297,745,902
Insurance - 2.5%
Allstate Corp.	459,715	14,448,842
Berkshire Hathaway, Inc. Class B (a)	1,599,294	125,464,614
MetLife, Inc.	962,122	37,089,803
		177,003,259
Real Estate Investment Trusts - 0.1%
Weyerhaeuser Co.	487,973	10,193,756
TOTAL FINANCIALS		861,182,355
HEALTH CARE - 10.4%
Biotechnology - 1.1%
Amgen, Inc.	721,609	49,033,332
Gilead Sciences, Inc. (a)	683,306	31,090,423
		80,123,755
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	512,945	29,817,493
Medtronic, Inc.	960,037	36,596,610
		66,414,103
Health Care Providers & Services - 0.8%
UnitedHealth Group, Inc.	969,757	54,063,953
Pharmaceuticals - 7.6%
Abbott Laboratories	1,417,116	80,222,937
Bristol-Myers Squibb Co.	1,541,505	49,590,216
Johnson & Johnson	2,484,234	161,673,949
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	2,772,673	$ 105,832,928
Pfizer, Inc.	6,992,781	147,547,679
		544,867,709
TOTAL HEALTH CARE		745,469,520
INDUSTRIALS - 10.1%
Aerospace & Defense - 3.1%
General Dynamics Corp.	323,954	23,723,151
Honeywell International, Inc.	703,645	41,916,133
Lockheed Martin Corp.	241,366	21,339,168
Raytheon Co.	314,845	15,905,969
The Boeing Co.	676,115	50,674,819
United Technologies Corp.	824,262	69,130,854
		222,690,094
Air Freight & Logistics - 1.3%
FedEx Corp.	288,571	25,968,504
United Parcel Service, Inc. Class B	877,844	67,497,425
		93,465,929
Electrical Equipment - 0.5%
Emerson Electric Co.	669,307	33,672,835
Industrial Conglomerates - 3.3%
3M Co.	637,554	55,849,730
General Electric Co.	9,603,950	182,955,248
		238,804,978
Machinery - 0.9%
Caterpillar, Inc.	588,226	67,181,291
Road & Rail - 1.0%
Norfolk Southern Corp.	305,754	21,066,451
Union Pacific Corp.	439,452	48,449,583
		69,516,034
TOTAL INDUSTRIALS		725,331,161
INFORMATION TECHNOLOGY - 23.8%
Communications Equipment - 2.7%
Cisco Systems, Inc.	4,890,387	97,220,894
QUALCOMM, Inc.	1,529,125	95,080,993
		192,301,887
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 8.1%
Apple, Inc. (a)	845,477	$ 458,620,543
Dell, Inc. (a)	1,389,132	24,031,984
EMC Corp. (a)	1,855,735	51,385,302
Hewlett-Packard Co.	1,807,530	45,748,584
		579,786,413
Internet Software & Services - 2.0%
Google, Inc. Class A (a)	229,817	142,084,360
IT Services - 4.2%
IBM Corp.	1,072,181	210,930,168
MasterCard, Inc. Class A	96,983	40,732,860
Visa, Inc. Class A	462,651	53,838,697
		305,501,725
Office Electronics - 0.1%
Xerox Corp.	1,261,792	10,384,548
Semiconductors & Semiconductor Equipment - 2.2%
Intel Corp.	4,632,157	124,512,380
Texas Instruments, Inc.	1,039,461	34,666,024
		159,178,404
Software - 4.5%
Microsoft Corp.	6,810,729	216,172,538
Oracle Corp.	3,579,451	104,770,531
		320,943,069
TOTAL INFORMATION TECHNOLOGY		1,710,180,406
MATERIALS - 2.3%
Chemicals - 1.6%
Dow Chemical Co.	1,075,087	36,026,165
E.I. du Pont de Nemours & Co.	840,483	42,738,561
Monsanto Co.	487,058	37,688,548
		116,453,274
Metals & Mining - 0.7%
Alcoa, Inc.	968,190	9,846,492
Freeport-McMoRan Copper & Gold, Inc.	862,308	36,699,828
		46,546,320
TOTAL MATERIALS		162,999,594
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.	5,390,842	$ 164,905,857
Verizon Communications, Inc.	2,575,424	98,149,409
		263,055,266
Wireless Telecommunication Services - 0.1%
Sprint Nextel Corp. (a)(d)	2,725,276	6,731,432
TOTAL TELECOMMUNICATION SERVICES		269,786,698
UTILITIES - 1.2%
Electric Utilities - 1.2%
American Electric Power Co., Inc.	439,302	16,522,148
Entergy Corp.	160,211	10,674,859
Exelon Corp.	603,139	23,564,641
Southern Co.	784,090	34,648,937
		85,410,585
TOTAL COMMON STOCKS (Cost $7,132,040,453)		7,066,372,700
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.06% 3/1/12 to 3/29/12 (e) (Cost $6,499,943)	$ 6,500,000	6,499,902
Money Market Funds - 1.2%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	83,362,449	$ 83,362,449
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	6,358,650	6,358,650
TOTAL MONEY MARKET FUNDS (Cost $89,721,099)		89,721,099
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $7,228,261,495)		7,162,593,701
NET OTHER ASSETS (LIABILITIES) - 0.2%		11,013,601
NET ASSETS - 100%		$ 7,173,607,302
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
334 CME E-mini S&P 500 Index Contracts	March 2012	$ 22,785,480	$ 1,540,917
246 CME S&P 500 Index Contracts	March 2012	83,910,600	1,391,665
TOTAL EQUITY INDEX CONTRACTS		$ 106,696,080	$ 2,932,582

The face value of futures purchased as a percentage of net assets is 1.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,499,902.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,051
Fidelity Securities Lending Cash Central Fund	7,736
Total	$ 26,787
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 579,742,724	$ 579,742,724	$ -	$ -
Consumer Staples	924,044,700	924,044,700	-	-
Energy	1,002,224,957	1,002,224,957	-	-
Financials	861,182,355	861,182,355	-	-
Health Care	745,469,520	745,469,520	-	-
Industrials	725,331,161	725,331,161	-	-
Information Technology	1,710,180,406	1,710,180,406	-	-
Materials	162,999,594	162,999,594	-	-
Telecommunication Services	269,786,698	269,786,698	-	-
Utilities	85,410,585	85,410,585	-	-
U.S. Government and Government Agency Obligations	6,499,902	-	6,499,902	-
Money Market Funds	89,721,099	89,721,099	-	-
Total Investments in Securities:	$ 7,162,593,701	$ 7,156,093,799	$ 6,499,902	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 2,932,582	$ 2,932,582	$ -	$ -
Income Tax Information

At February 29, 2012, the cost of investment securities for income tax purposes was $7,250,526,290. Net unrealized depreciation aggregated $87,932,589, of which $1,077,886,494 related to appreciated investment securities and $1,165,819,083 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 30, 2012